Consolidated Schedule of Investments (unaudited)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 6.87%, 07/15/37(a)(b)	USD	3,675	$ 3,697,986
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(c)		3,744	3,734,364
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.28%, 04/20/30(a)(b)		625	625,324
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 8.53%, 04/20/30(a)(b)		2,170	2,182,241
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.99%, 04/15/35(a)(b)		510	510,871
Series 2020-6A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.76%, 10/23/34(a)(b)(d)		1,130	1,131,763
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, (3-mo. CME Term SOFR + 2.00%), 6.62%, 04/20/36(a)(b)		1,660	1,667,732
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 5.17%, 12/25/33(b)		492	461,361
Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 5.14%, 08/25/35(b)		491	392,843
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 4.73%, 07/25/36(b)		222	175,120
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 4.71%, 05/25/37(b)		2,366	387,603
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 5.05%, 05/25/37(b)		209	34,577
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(a)		3,805	3,832,754
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3-mo. CME Term SOFR + 6.62%), 11.28%, 04/15/34(a)(b)		250	251,739
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.04%, 07/20/34(a)(b)		7,640	7,656,702
AGL CLO 13 Ltd., Series 2021-13A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.04%, 10/20/34(a)(b)		250	250,443
AGL CLO 14 Ltd.
Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.03%, 12/02/34(a)(b)		1,000	1,001,736
Series 2021-14A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.53%, 12/02/34(a)(b)		1,450	1,447,851
AGL CLO 20 Ltd., Series 2022-20A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.37%, 10/20/37(a)(b)		3,331	3,348,592
AGL CLO 23 Ltd., Series 2022-23A, Class A, (3-mo. CME Term SOFR + 2.20%), 6.82%, 01/20/36(a)(b)		1,990	1,997,418
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 6.65%, 07/21/37(a)(b)		1,230	1,233,586
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.12%, 07/15/34(a)(b)		2,400	2,404,113
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.02%, 07/15/34(a)(b)		500	502,748
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.03%, 01/20/35(a)(b)		1,344	1,346,336
Security		Par (000)	Value
Asset-Backed Securities (continued)
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.08%, 07/20/37(a)(b)	USD	14,335	$ 14,391,757
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.15%, 10/20/37(a)(b)		3,620	3,645,381
AIMCO CLO
Series 2017-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.93%, 04/20/34(a)(b)		250	250,397
Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 6.98%, 04/20/34(a)(b)		500	501,067
Series 2017-AA, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.03%, 04/20/34(a)(b)		250	251,442
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 6.30%, 07/17/37(a)(b)		3,490	3,504,448
AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.82%, 01/17/32(a)(b)		5,887	5,897,920
AIMCO CLO 21 Ltd., Series 2024-21A, Class B, (3-mo. CME Term SOFR + 1.92%), 6.55%, 04/18/37(a)(b)		750	755,963
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(b)		31,253	30,320,637
Series 2021-G, Class B, 3.75%, 06/25/61(a)(b)		8,006	8,006,289
Series 2021-G, Class C, 0.00%, 06/25/61(a)(e)		14,366	13,700,745
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		13,750	13,367,485
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		1,749	1,661,578
Series 2023-B, Class C, 0.00%, 10/25/62(a)(e)		3,993	2,009,173
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(e)		620	558,771
AMMC CLO 18 Ltd., Series 2016-18A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.88%, 05/26/31(a)(b)		577	579,104
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.07%, 11/02/30(a)(b)		118	117,816
AMMC CLO XII Ltd., Series 2013-12A, Class AR2, (3-mo. CME Term SOFR + 1.21%), 5.73%, 11/10/30(a)(b)		57	56,970
AMSR Trust
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,408,024
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,435,688
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,428,400
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,687,615
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.08%, 01/19/35(a)(b)		250	250,095
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.09%, 07/15/34(a)(b)		11,115	11,118,237
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.22%, 07/20/37(a)(b)		3,020	3,050,953
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR3, (3-mo. CME Term SOFR + 1.44%), 6.07%, 04/22/34(a)(b)		5,470	5,477,808

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 6.73%, 04/22/34(a)(b)	USD	5,490	$ 5,533,873
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.18%, 04/28/37(a)(b)		5,686	5,733,197
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 6.67%, 04/28/37(a)(b)		7,620	7,681,778
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 7.07%, 04/28/37(a)(b)		4,250	4,283,158
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.42%, 04/28/37(a)(b)		1,140	1,163,187
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 6.08%, 10/27/34(a)(b)		2,395	2,395,731
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 6.68%, 10/27/34(a)(b)		2,800	2,813,760
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3-mo. EURIBOR + 1.60%), 4.78%, 04/15/34(a)(b)	EUR	1,327	1,375,190
Series 2A, Class DR, (3-mo. EURIBOR + 3.55%), 6.73%, 04/15/34(a)(b)		1,380	1,447,308
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 6.29%, 04/25/34(a)(b)		542	565,380
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 5.89%, 04/20/31(a)(b)	USD	476	476,157
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.70%, 01/22/38(a)(b)		880	880,000
Apidos CLO XX
Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/16/31(a)(b)		224	224,831
Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 6.46%, 07/16/31(a)(b)		250	250,608
Apidos CLO XXII
Series 2015-22A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.94%, 04/20/31(a)(b)		102	101,972
Series 2015-22A, Class A2R, (3-mo. CME Term SOFR + 1.76%), 6.38%, 04/20/31(a)(b)		500	501,272
Series 2015-22A, Class BR, (3-mo. CME Term SOFR + 2.21%), 6.83%, 04/20/31(a)(b)		250	250,549
Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 7.83%, 04/20/31(a)(b)		850	854,879
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 6.23%, 10/20/30(a)(b)		660	662,284
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXV
Series 2016-25A, Class A1R3, (3-mo. CME Term SOFR + 1.14%), 5.47%, 01/20/37(a)(b)	USD	1,110	$ 1,110,000
Series 2016-25A, Class BR3, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/37(a)(b)		6,850	6,850,000
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.47%, 04/15/31(a)(b)		500	501,553
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 5.72%, 01/20/33(a)(b)		830	831,236
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.03%, 01/20/35(a)(b)		6,244	6,254,523
Apidos CLO XXXVI
Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.48%, 07/20/34(a)(b)		625	628,356
Series 2021-36A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.78%, 07/20/34(a)(b)		250	251,444
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.02%, 10/22/34(a)(b)		450	450,675
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.94%, 10/22/34(a)(b)		250	251,455
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.19%, 10/22/34(a)(b)		455	458,168
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		285	260,999
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 6.05%, 01/15/37(a)(b)		211	210,342
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 4.92%, 04/20/32(a)(b)	EUR	889	922,381
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.94%, 04/22/31(a)(b)	USD	7,626	7,639,855
Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.34%, 04/22/31(a)(b)		250	251,344
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.92%, 04/25/34(a)(b)		500	500,741
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3-mo. CME Term SOFR + 1.75%), 6.41%, 10/15/36(a)(b)		1,270	1,278,867
Ares LVI CLO Ltd.
Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 01/25/38(a)(b)(f)		2,110	2,110,000
Series 2020-56A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.05%, 10/25/34(a)(b)		2,110	2,113,756
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 6.46%, 07/20/30(a)(b)		370	371,050
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.08%), 5.74%, 10/15/30(a)(b)		650	650,428

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.93%, 05/25/35(b)	USD	2,388	$ 1,891,731
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.75%, 07/25/36(b)		3,659	962,602
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 5.03%, 03/25/36(b)		680	366,531
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		897	891,138
Armada Euro CLO III DAC, Series 3A, Class DRR, (3-mo. EURIBOR + 3.30%), 6.48%, 10/15/37(a)(b)	EUR	1,563	1,611,024
Asimi Funding PLC
Series 2024-1, Class B, (1-day SONIA + 1.35%), 6.06%, 09/16/31(b)(g)	GBP	600	750,484
Series 2024-1, Class C, (1-day SONIA + 1.95%), 6.66%, 09/16/31(b)(g)		556	697,836
Asset-Backed European Securitisation Transaction Twenty-Five Srl
Series 25, Class D, (1-mo. EURIBOR + 2.50%), 5.42%, 11/15/39(b)(g)	EUR	314	325,365
Series 25, Class E, (1-mo. EURIBOR + 4.00%), 6.92%, 11/15/39(b)(g)		810	839,273
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
Series 23, Class C, (1-mo. EURIBOR + 1.60%), 4.40%, 03/21/34(b)(g)		500	519,456
Series 23, Class D, (1-mo. EURIBOR + 1.90%), 4.70%, 03/21/34(b)(g)		300	315,179
Series 23, Class E, (1-mo. EURIBOR + 2.40%), 5.20%, 03/21/34(b)(g)		300	315,605
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/31(a)(b)	USD	242	242,437
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, (1-mo. EURIBOR + 1.70%), 4.56%, 12/29/36(b)(g)	EUR	480	499,173
Series 2024-1, Class D, (1-mo. EURIBOR + 2.30%), 5.16%, 12/29/36(b)(g)		458	477,046
Auto1 Car Funding S.a.r.l
Series 2024-1, Class C, (1-mo. EURIBOR + 1.50%), 4.40%, 12/15/33(b)(g)		300	312,256
Series 2024-1, Class D, (1-mo. EURIBOR + 3.50%), 6.40%, 12/15/33(b)(g)		300	321,461
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 4.23%, 04/15/31(b)(g)		400	411,784
Avoca CLO XVIII DAC
Series 18A, Class CR, (3-mo. EURIBOR + 2.25%), 01/15/38(a)(b)(f)		400	414,340
Series 18X, Class C, (3-mo. EURIBOR + 1.75%), 4.93%, 04/15/31(b)(g)		400	414,546
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 6.08%, 04/15/35(a)(b)		500	518,201
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 4.48%, 04/15/35(b)(g)		850	872,628
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 6.23%, 04/15/34(a)(b)		500	521,530
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.08%), 5.70%, 07/19/31(a)(b)	USD	1,386	$ 1,385,985
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 6.17%, 07/19/31(a)(b)		500	499,801
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.00%, 07/24/34(a)(b)		250	251,478
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.76%, 10/20/34(a)(b)		560	560,273
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.18%, 07/15/37(a)(b)		7,880	7,929,920
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 7.00%, 07/20/37(a)(b)		2,500	2,517,633
Series 2020-14A, Class DR, (3-mo. CME Term SOFR + 5.85%), 11.15%, 07/20/37(a)(b)		250	253,832
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 6.48%, 04/20/31(a)(b)		500	501,709
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 6.41%), 11.03%, 10/20/31(a)(b)		250	251,763
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.98%, 04/15/34(a)(b)		6,935	6,944,316
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 01/15/38(a)(b)(f)		6,935	6,935,000
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(b)		1,680	231,023
Series 1998-2, Class B1, 7.22%, 12/10/25(b)		2,790	324,190
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	406,854
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 7.89%, 10/22/32(a)(b)		250	251,451
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. CME Term SOFR + 1.45%), 6.07%, 10/20/30(a)(b)		994	993,874
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.28%, 01/20/31(a)(b)		980	981,934
Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.07%, 10/15/36(a)(b)		1,440	1,440,000
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.67%, 10/15/36(a)(b)		1,827	1,819,762
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.17%, 07/15/31(a)(b)		250	251,368
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.96%, 07/18/30(a)(b)		2,721	2,723,432
Series 2015-8A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 6.44%, 07/18/30(a)(b)		3,250	3,246,963
Series 2015-8A, Class BR2, (3-mo. CME Term SOFR + 2.26%), 6.89%, 07/18/30(a)(b)		2,901	2,904,541

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 6.62%, 04/24/34(a)(b)	USD	1,000	$ 1,002,500
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.10%, 07/15/34(a)(b)		4,520	4,523,665
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.46%, 05/28/39(a)(b)		5,629	4,610,502
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 5.76%, 05/28/39(a)(b)		182	83,343
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.46%, 02/28/40(a)(b)		1,160	1,070,998
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.46%, 12/28/40(a)(b)		128	127,755
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(b)		1,674	137,612
Series 2000-A, Class A3, 7.83%, 06/15/30(b)		1,554	131,871
Series 2000-A, Class A4, 8.29%, 06/15/30(b)		1,121	100,715
BDS Ltd.
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.17%, 03/19/39(a)(b)		2,039	2,040,811
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.94%, 09/19/39(a)(b)		2,735	2,740,840
Bean Creek CLO Ltd.
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.28%), 5.90%, 04/20/31(a)(b)		58	57,918
Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.33%, 04/20/31(a)(b)		439	439,137
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 6.18%, 08/25/34(b)		6	5,523
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 5.16%, 12/25/35(b)		2,392	2,220,428
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.79%, 09/25/36(b)		796	769,568
Series 2007-FS1, Class 1A3, (1-mo. CME Term SOFR + 0.45%), 4.79%, 05/25/35(b)		12	11,677
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.77%, 03/25/37(b)		992	892,882
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.39%), 4.73%, 03/25/37(b)		377	350,788
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.73%, 03/25/37(b)		431	407,637
Series 2007-HE3, Class 1A3, (1-mo. CME Term SOFR + 0.36%), 4.70%, 04/25/37(b)		60	59,690
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 4.80%, 04/25/37(b)		7,220	6,699,649
Benefit Street Partners CLO Ltd., Series 2021-23A, Class E, (3-mo. CME Term SOFR + 7.07%), 11.70%, 04/25/34(a)(b)		750	754,770
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 6.15%, 07/20/37(a)(b)		4,360	4,399,597
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.98%, 01/20/31(a)(b)		946	946,043
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2AR, (3-mo. CME Term SOFR + 1.81%), 6.43%, 04/20/34(a)(b)		710	710,744
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 6.61%, 10/15/37(a)(b)	USD	3,811	$ 3,839,117
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 6.94%, 10/15/37(a)(b)		2,000	2,006,896
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.96%, 10/20/37(a)(b)		750	755,717
Benefit Street Partners CLO XIX Ltd.
Series 2019-19A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.84%, 01/15/33(a)(b)		1,500	1,504,430
Series 2019-19A, Class BR, (3-mo. CME Term SOFR + 1.60%), 6.26%, 01/15/33(a)(b)		250	250,322
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/17/38(a)(b)		920	920,000
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.09%, 07/15/34(a)(b)		3,830	3,830,985
Series 2020-20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 11.67%, 07/15/34(a)(b)		250	251,422
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.09%, 10/15/34(a)(b)		250	250,470
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.97%, 04/25/34(a)(b)		800	801,197
Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.23%, 10/20/34(a)(b)		500	502,892
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.62%, 01/15/35(a)(b)		250	251,238
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.00%, 07/20/37(a)(b)		1,310	1,313,157
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.99%, 10/20/37(a)(b)		12,020	12,051,822
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.70%, 01/25/38(a)(b)		4,500	4,499,398
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.62%, 01/25/38(a)(b)		3,580	3,580,000
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	957,457
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,625	1,630,882
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.95%, 01/22/38(a)(b)		2,550	2,554,501
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 6.02%, 10/19/37(a)(b)		870	873,032

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class B1, (3-mo. CME Term SOFR + 2.06%), 6.68%, 01/19/35(a)(b)	USD	520	$ 522,409
Series 2021-3A, Class B2, (3-mo. CME Term SOFR + 2.06%), 6.68%, 01/19/35(a)(b)		1,000	1,004,632
Birch Grove CLO Ltd., Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 6.24%, 07/17/37(a)(b)		250	251,346
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.07%, 10/22/30(a)(b)		1,326	1,326,147
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.49%, 10/22/30(a)(b)		500	499,266
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.88%, 04/20/31(a)(b)		1,537	1,537,621
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.72%, 11/15/30(a)(b)		896	896,538
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.49%, 08/15/31(a)(b)		1,095	1,097,808
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.82%, 10/25/30(a)(b)		2,040	2,041,917
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.48%, 10/25/30(a)(b)		10,020	10,030,704
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.42%, 07/15/31(a)(b)		3,970	3,973,561
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.64%, 07/25/34(a)(b)		1,080	1,084,390
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.18%, 04/15/34(a)(b)		570	570,295
BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.03%, 04/19/34(a)(b)		1,000	1,001,804
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 4.93%, 10/15/35(a)(b)	EUR	3,280	3,390,885
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.88%, 10/20/30(a)(b)	USD	2,089	2,090,868
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3-mo. CME Term SOFR + 1.41%), 6.07%, 01/15/30(a)(b)		750	756,663
Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.64%), 6.29%, 01/15/30(a)(b)		500	499,305
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 6.78%, 01/16/37(a)(b)		946	950,384
BRAVO Residential Funding Trust, Series 2024-CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,676	1,673,735
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		3,325	3,363,211
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 6.11%, 07/20/34(a)(b)		500	500,749
Security		Par (000)	Value
Asset-Backed Securities (continued)
Brignole Co.
Series 2024, Class C, (1-mo. EURIBOR + 2.00%), 5.08%, 02/24/42(b)(g)	EUR	272	$ 283,473
Series 2024, Class D, (1-mo. EURIBOR + 4.00%), 7.08%, 02/24/42(b)(g)		392	406,520
Bristol Park CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.91%, 04/15/29(a)(b)	USD	3,705	3,709,720
Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.37%, 04/15/29(a)(b)		400	400,401
Bryant Park Funding Ltd.
Series 2023-19A, Class B, (3-mo. CME Term SOFR + 3.90%), 8.56%, 04/15/36(a)(b)		2,000	2,024,991
Series 2024-24A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.01%, 10/15/37(a)(b)		1,500	1,505,019
Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.65%, 01/18/38(a)(b)		2,250	2,250,000
Series 2024-25A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.01%, 01/18/38(a)(b)		4,000	4,000,000
Series 2024-25A, Class D1, (3-mo. CME Term SOFR + 2.95%), 7.26%, 01/18/38(a)(b)		500	500,000
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.63%, 07/18/34(a)(b)		1,560	1,567,853
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.99%, 07/15/31(a)(b)		360	360,524
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.99%, 07/15/31(a)(b)		406	406,025
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.61%, 10/15/37(a)(b)		1,610	1,630,116
Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.71%, 05/15/37(a)(b)		6,800	6,855,611
Cardiff Auto Receivables Securitisation PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 6.61%, 08/20/31(b)(g)	GBP	1,743	2,188,560
Series 2024-1, Class D, (1-day SONIA + 2.60%), 7.31%, 08/20/31(b)(g)		1,320	1,659,432
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 5.88%, 04/30/31(a)(b)	USD	3,704	3,711,072
Carlyle Global Market Strategies CLO Ltd.
Series 2012-4A, Class A1R4, (3-mo. CME Term SOFR + 1.12%), 5.75%, 04/22/32(a)(b)		4,002	4,004,141
Series 2013-3A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.02%, 10/15/30(a)(b)		63	63,355
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 5.88%, 04/17/31(a)(b)		1,643	1,645,059
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.84%, 05/15/31(a)(b)		1,355	1,357,626
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 5.93%, 07/27/31(a)(b)		211	210,954
Series 2014-5A, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.06%, 07/15/31(a)(b)		729	729,289

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2014-5A, Class A2RR, (3-mo. CME Term SOFR + 1.71%), 6.37%, 07/15/31(a)(b)	USD	830	$ 834,305
Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.22%), 5.84%, 07/20/32(a)(b)		3,320	3,320,417
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.02%, 04/20/34(a)(b)		250	250,415
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.54%, 10/21/37(a)(b)		6,810	6,831,558
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.92%, 10/21/37(a)(b)		5,170	5,211,463
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.10%, 01/15/30(a)(b)		1,675	1,675,334
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 5.96%, 04/20/31(a)(b)		1,203	1,205,382
Series 2021-6A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.08%, 07/15/34(a)(b)		3,590	3,596,132
Series 2023-1A, Class B, (3-mo. CME Term SOFR + 2.60%), 7.22%, 07/20/35(a)(b)		750	754,826
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 5.08%, 01/25/36(b)		610	521,484
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 4.61%, 10/25/36(b)		234	228,742
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.38%, 04/20/32(a)(b)		1,510	1,512,911
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 11.32%, 07/20/32(a)(b)		250	251,363
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.17%, 10/15/34(a)(b)		250	253,444
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.67%, 10/15/34(a)(b)		250	251,422
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.26%, 10/22/37(a)(b)		730	735,103
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		6,780	6,345,427
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.03%, 07/17/34(a)(b)		3,270	3,275,336
CBAM Ltd.
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.31%, 04/17/31(a)(b)		710	710,127
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.02%, 01/15/31(a)(b)		250	250,217
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.98%, 07/20/31(a)(b)		178	178,720
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.48%, 07/20/31(a)(b)		250	250,411
Security		Par (000)	Value
Asset-Backed Securities (continued)
CBAM Ltd.
Series 2019-10A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.00%, 04/20/32(a)(b)	USD	4,200	$ 4,206,042
Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.44%), 6.06%, 07/20/34(a)(b)		436	436,797
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 4.77%, 10/25/36(b)		367	238,494
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.91%, 11/25/36(b)		333	147,953
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 5.96%, 04/20/34(a)(b)		3,255	3,263,076
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 6.23%, 04/20/34(a)(b)		3,110	3,111,577
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/17/31(a)(b)		1,563	1,565,408
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 5.93%, 04/20/34(a)(b)		18,290	18,319,677
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.70%, 01/20/31(a)(b)		153	153,108
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.06%, 10/17/34(a)(b)		500	500,928
Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.56%, 10/17/34(a)(b)		4,540	4,561,787
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 5.57%, 05/29/32(a)(b)		2,215	2,219,308
Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 5.57%, 05/29/32(a)(b)		1,220	1,220,037
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.35%, 10/15/37(a)(b)		770	773,689
Cedar Funding XIX CLO Ltd., Series 2024-19A, Class A1, (3-mo. CME Term SOFR + 1.33%), 01/23/38(a)(b)(f)		940	940,000
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 4.78%, 04/15/33(b)(g)	EUR	900	932,567
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.66%, 07/16/30(a)(b)	USD	1,250	1,254,488
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 8.46%, 07/16/30(a)(b)		250	251,376
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 5.89%, 10/18/30(a)(b)		146	145,817
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 6.39%, 10/18/30(a)(b)		250	250,417

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2013-3RA, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.88%, 04/24/31(a)(b)	USD	584	$ 584,158
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 6.48%, 04/27/31(a)(b)		500	501,139
Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 7.68%, 04/27/31(a)(b)		250	251,508
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.29%, 01/18/31(a)(b)		3,320	3,328,675
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.09%, 10/22/31(a)(b)		924	924,920
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 6.69%, 10/22/31(a)(b)		700	701,237
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.00%, 01/22/31(a)(b)		139	138,773
Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.71%), 6.34%, 01/22/31(a)(b)		250	250,192
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 6.03%, 04/19/29(a)(b)		1,420	1,419,605
Series 2016-1A, Class D1RR, (3-mo. CME Term SOFR + 3.16%), 8.44%, 10/21/31(a)(b)		250	251,443
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 6.17%, 04/21/37(a)(b)		6,190	6,239,284
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 6.67%, 04/21/37(a)(b)		3,410	3,442,081
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.07%, 04/21/37(a)(b)		250	253,864
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.06%, 07/17/37(a)(b)		1,770	1,775,595
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.79%, 01/18/38(a)(b)		3,140	3,149,423
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.17%, 01/18/38(a)(b)		1,510	1,513,957
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 6.02%, 10/20/37(a)(b)		250	250,876
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.40%, 10/20/37(a)(b)		1,000	1,004,386
Series 2018-3A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.99%, 07/18/31(a)(b)		560	560,569
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.98%, 10/20/37(a)(b)		6,729	6,749,965
Series 2019-3A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 6.56%, 10/16/34(a)(b)		430	432,765
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 6.06%, 01/15/35(a)(b)		400	400,659
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.10%, 07/16/37(a)(b)	USD	6,170	$ 6,193,148
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.07%, 07/15/36(a)(b)		1,200	1,201,972
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/36(a)(b)		3,260	3,277,108
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.01%, 10/20/34(a)(b)		12,140	12,161,063
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.53%, 10/20/34(a)(b)		780	784,464
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.73%, 01/15/40(a)(b)		500	500,124
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.05%, 07/25/37(a)(b)		250	250,843
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.38%, 07/25/37(a)(b)		5,280	5,325,045
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.62%, 07/15/36(a)(b)		490	492,829
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.53%, 07/23/37(a)(b)		8,210	8,231,434
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 6.82%, 07/23/37(a)(b)		500	502,249
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 7.07%, 07/23/37(a)(b)		250	250,948
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.06%, 07/15/34(a)(b)		2,030	2,033,351
Series 2021-5A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 01/15/38(a)(b)(f)		2,315	2,315,000
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.06%, 10/15/34(a)(b)		840	841,374
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(b)		700	703,115
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.22%, 01/20/37(a)(b)		2,410	2,421,405
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 6.20%, 10/25/37(a)(b)		1,821	1,746,902
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 1.86%), 6.20%, 10/25/37(a)(b)		397	368,559
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 4.65%, 05/25/37(b)		4,303	2,786,523
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.72%, 05/25/37(b)		1,955	1,265,711
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 4.62%, 07/25/45(b)		3,092	2,120,038
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.08%, 10/20/30(a)(b)		106	106,335
Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 7.83%, 10/20/30(a)(b)		620	623,557
Clover CLO LLC
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 6.15%, 04/20/37(a)(b)		4,120	4,152,739

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Clover CLO LLC
Series 2018-1A, Class B1RR, (3-mo. CME Term SOFR + 1.95%), 6.57%, 04/20/37(a)(b)	USD	750	$ 755,747
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.99%, 04/22/34(a)(b)		11,270	11,297,182
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 01/25/35(a)(b)(f)		270	270,000
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		745	664,898
Series 2021-B, Class C, 2.72%, 06/25/52(a)		337	303,769
Series 2021-B, Class D, 3.78%, 06/25/52(a)		82	74,254
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 6.32%, 06/25/54(a)(b)		8,646	8,818,253
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,943	2,883,453
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(b)		411	407,712
Series 1997-6, Class M1, 7.21%, 01/15/29(b)		72	72,568
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		156	149,579
Series 1999-5, Class A5, 7.86%, 03/01/30(b)		777	231,711
Series 1999-5, Class A6, 7.50%, 03/01/30(b)		833	237,504
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		1,445	219,498
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		1,224	188,556
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	455,252
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	855,537
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.31%, 04/17/30(a)(b)		250	250,538
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 5.35%, 10/25/34(b)		301	289,366
Series 2005-16, Class 1AF, 4.53%, 04/25/36(b)		1,946	1,680,844
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.89%, 02/25/37(b)		1,118	1,023,661
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.90%, 03/25/37(b)		6,524	6,938,835
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.80%, 05/25/47(b)		821	698,802
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 4.67%, 12/25/25(b)		6	31,482
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 5.29%, 08/25/47(b)		2,671	2,576,302
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.95%, 06/25/47(a)(b)		1,369	1,060,957
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.78%, 03/15/34(b)		163	161,968
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-MH29, Class B1, 8.10%, 09/25/31(b)		522	525,239
Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		303	225,295
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 5.47%, 09/27/66(a)(b)		13,040	12,998,017
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.01%, 12/25/36(c)	USD	316	$ 253,968
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		349	344,712
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		2,962	2,335,311
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(c)		2,721	92,627
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 5.04%, 07/25/37(a)(b)		406	262,215
CreekSource Dunes Creek CLO Ltd.
Series 2024-1X, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/15/38(b)(g)		250	250,000
Series 2024-1X, Class B, (3-mo. CME Term SOFR + 1.75%), 6.08%, 01/15/38(b)(g)		1,040	1,040,000
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/20/34(a)(b)		250	250,475
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.58%, 07/20/34(a)(b)		490	491,798
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 4.30%, 02/22/34(b)(g)	EUR	990	1,018,126
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3-mo. EURIBOR + 1.50%), 4.72%, 07/21/30(b)(g)		250	259,110
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.44%, 01/25/29(c)	USD	36	90,661
Series 2006-S5, Class A5, 6.16%, 06/25/35		46	76,573
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.69%, 05/15/35(b)		55	54,484
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.69%, 05/15/36(b)		405	398,789
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 4.66%, 11/15/36(b)		227	220,585
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 4.65%, 01/15/37(b)		215	202,742
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.03%, 10/15/37(a)(b)		1,180	1,191,206
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.03%, 10/15/37(a)(b)		250	252,386
Diameter Capital CLO 3 Ltd.
Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.05%, 04/15/37(a)(b)		2,492	2,492,000
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 01/15/38(a)(b)(f)		2,492	2,492,000
Diameter Capital CLO 8 Ltd., Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.95%, 10/20/37(a)(b)		22,190	22,376,729
Dowson PLC
Series 2024-1, Class D, (1-day SONIA + 2.35%), 7.06%, 08/20/31(b)(g)	GBP	344	428,890
Series 2024-1, Class E, (1-day SONIA + 3.95%), 8.66%, 08/20/31(b)(g)		408	508,348

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dowson PLC
Series 2024-1, Class F, (1-day SONIA + 6.95%), 11.66%, 08/20/31(b)(g)	GBP	496	$ 618,087
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.81%, 08/20/34(a)(b)	USD	3,180	3,180,682
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.02%, 01/15/31(a)(b)		403	403,733
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, (3-mo. CME Term SOFR + 1.15%), 5.67%, 08/15/31(a)(b)		5,128	5,135,371
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.89%, 04/15/31(a)(b)		2,474	2,477,132
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3, (3-mo. CME Term SOFR + 1.07%), 5.69%, 04/20/34(a)(b)		5,540	5,539,793
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.84%, 07/18/30(a)(b)		711	712,614
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.49%, 07/18/30(a)(b)		500	500,307
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/30(a)(b)		450	451,269
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.04%, 01/15/31(a)(b)		15,401	15,404,916
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.77%, 10/19/29(a)(b)		2,613	2,616,748
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.94%, 04/15/31(a)(b)		2,066	2,069,797
Dryden 57 CLO Ltd., Series 2018-57A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.80%, 05/15/31(a)(b)		415	415,572
Dryden 58 CLO Ltd., Series 2018-58A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.91%, 07/17/31(a)(b)		214	213,902
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.86%, 04/18/31(a)(b)		440	440,942
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.49%, 07/18/30(a)(b)		300	300,649
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.90%, 05/20/34(a)(b)		3,580	3,587,354
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 5.78%, 05/20/34(a)(b)		187	187,587
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.88%, 05/20/34(a)(b)		2,330	2,335,768
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.82%, 04/15/29(a)(b)		1,889	1,892,298
Security		Par (000)	Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd., Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 6.41%, 07/15/30(a)(b)	USD	250	$ 251,633
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.95%), 6.68%, 03/22/57(b)(g)	GBP	1,611	2,019,772
Series 2024-1, Class D, (1-day SONIA + 2.55%), 7.28%, 03/22/57(b)(g)		931	1,168,649
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)	USD	2,406	2,383,437
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.45%, 04/16/36(a)(b)		2,030	2,037,913
Elmwood CLO 27 Ltd., Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/18/37(a)(b)		1,040	1,047,749
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 6.14%, 04/20/37(a)(b)		4,510	4,544,139
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/17/37(a)(b)		2,410	2,417,698
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.89%, 10/20/37(a)(b)		1,770	1,774,023
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 6.14%, 04/20/37(a)(b)		250	251,746
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.91%, 10/20/37(a)(b)		6,690	6,721,632
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 6.26%, 10/20/37(a)(b)		1,600	1,607,290
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 7.61%, 10/20/37(a)(b)		250	254,898
Series 2019-2A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.31%, 10/20/37(a)(b)		1,500	1,524,482
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 6.33%, 07/18/37(a)(b)		670	672,879
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.98%, 04/18/37(a)(b)		1,000	1,015,647
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 6.01%, 07/18/37(a)(b)		5,230	5,245,957
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.92%, 10/17/37(a)(b)		790	792,022
Elmwood CLO X Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.89%, 04/20/34(a)(b)		3,000	3,001,087
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.37%, 04/20/34(a)(b)		1,250	1,254,628

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.93%, 10/15/37(a)(b)	USD	4,310	$ 4,324,388
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31(a)		1,537	1,526,894
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 5.45%, 04/24/34(a)(b)	EUR	700	728,352
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 6.35%, 04/24/34(a)(b)		1,585	1,640,205
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	1,874,636
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 5.16%, 11/25/35(b)	USD	3,737	3,673,537
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3-mo. EURIBOR + 3.60%), 6.78%, 10/15/34(a)(b)	EUR	500	522,174
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)	USD	5,106	5,106,626
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 5.50%, 10/25/34(b)		1,000	886,239
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.69%, 10/25/36(b)		1,856	1,189,687
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.77%, 10/25/36(b)		1,088	707,886
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.73%, 12/25/36(b)		9,210	3,710,595
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 4.60%, 12/25/36(b)		8,429	7,053,886
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.05%, 01/25/36(b)		2,857	2,558,694
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,647,966
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		5,641	5,374,233
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 5.86%, 04/17/31(a)(b)		386	386,398
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.83%, 11/16/34(a)(b)		980	980,100
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 7.75%, 11/16/34(a)(b)		250	251,760
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 6.44%, 05/20/36(a)(b)		1,160	1,166,849
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.98%, 10/19/37(a)(b)		13,960	14,036,575
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 6.20%, 10/19/37(a)(b)		1,980	1,982,476
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.32%, 10/19/37(a)(b)		1,200	1,208,945
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/17/37(a)(b)		1,140	1,143,962
Security		Par (000)	Value
Asset-Backed Securities (continued)
Flatiron CLO 25 Ltd.
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.87%, 10/17/37(a)(b)	USD	870	$ 874,644
Fortuna Consumer Loan Abs DAC
Series 2024-2, Class C, (1-mo. EURIBOR + 1.65%), 4.50%, 10/18/34(b)	EUR	800	830,947
Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.95%, 10/18/34(b)		2,300	2,389,190
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)	USD	2,430	2,276,680
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		970	980,822
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		1,572	1,549,003
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.73%, 02/25/37(b)		1,786	1,307,595
FS Rialto Issuer Ltd.
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.50%, 01/19/39(a)(b)		9,667	9,618,511
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 6.67%, 06/19/37(a)(b)		2,936	2,939,498
Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 7.30%, 10/19/39(a)(b)		4,215	4,222,287
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 6.00%, 10/19/39(a)(b)		4,627	4,615,775
FTA Consumo Santander
Series 7, Class B, (3-mo. EURIBOR + 1.30%), 4.19%, 07/20/38(b)(g)	EUR	1,300	1,345,953
Series 7, Class C, (3-mo. EURIBOR + 1.65%), 4.54%, 07/20/38(b)(g)		1,100	1,139,084
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 5.89%, 10/15/30(a)(b)	USD	390	389,959
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.02%, 07/15/31(a)(b)		700	700,067
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.88%, 04/20/31(a)(b)		2,288	2,288,473
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.68%, 11/22/31(a)(b)		713	713,663
Galaxy XXVIII CLO Ltd.
Series 2018-28A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.22%, 07/15/31(a)(b)		414	415,570
Series 2018-28A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.52%, 07/15/31(a)(b)		822	823,974
Generate CLO 2 Ltd.
Series 2A, Class AR2, (3-mo. CME Term SOFR + 1.41%), 6.04%, 10/22/37(a)(b)		3,015	3,031,481
Series 2A, Class BR2, (3-mo. CME Term SOFR + 1.80%), 6.43%, 10/22/37(a)(b)		2,970	2,986,568
Generate CLO 20 Ltd.
Series 2024-20A, Class A, (3-mo. CME Term SOFR + 1.30%), 01/25/38(a)(b)(f)		270	270,000
Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 01/25/38(a)(b)(f)		260	260,000
Generate CLO 4 Ltd.
Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/20/37(a)(b)		8,250	8,276,572
Series 4A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 6.37%, 07/20/37(a)(b)		3,000	3,011,786

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.25%, 04/22/37(a)(b)	USD	5,673	$ 5,697,709
Golden Bar Securitisation Srl, Series 2024-1, Class B, (3-mo. EURIBOR + 1.50%), 4.34%, 09/22/43(b)(g)	EUR	1,923	2,005,973
Golden Ray SA - Compartment 1, Series 1, Class C, (1-mo. EURIBOR + 2.00%), 5.07%, 12/27/57(b)(g)		300	308,766
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.90%, 04/20/34(a)(b)	USD	450	450,676
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.59%, 10/20/34(a)(b)		18,440	18,439,755
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 8.51%, 10/20/34(a)(b)		250	251,014
GoldenTree Loan Management U.S. CLO 23 Ltd.
Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.60%, 01/20/39(a)(b)		1,890	1,890,000
Series 2024-23A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/39(a)(b)		3,020	3,020,000
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 6.43%, 04/20/30(a)(b)		500	500,962
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.64%, 04/20/34(a)(b)		270	270,046
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		1,439	1,469,263
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.20%, 01/20/34(a)(b)		4,840	4,842,862
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.89%, 10/20/37(a)(b)		3,980	4,004,900
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 6.62%, 04/20/37(a)(b)		940	947,176
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.08%, 07/20/34(a)(b)		430	430,173
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.11%, 10/25/37(a)(b)		860	862,904
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 6.41%, 10/25/37(a)(b)		390	390,588
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 7.64%, 10/25/37(a)(b)		260	264,420
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.35%, 10/20/46(a)		15,225	15,162,776
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		1,137	1,048,102
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		4,146	3,947,130
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 6.88%, 09/01/26(a)(b)		2,548	2,558,909
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 6.61%, 03/01/28(a)(b)		7,816	7,837,714
Security		Par (000)	Value
Asset-Backed Securities (continued)
GreenPoint Manufactured Housing, Series 1999-5, Class M2, 9.23%, 12/15/29(b)	USD	660	$ 649,845
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		11,754	11,833,913
Series 2024-1, Class B, 5.87%, 06/25/59(a)		1,072	1,084,030
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		2,506	2,503,566
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,474	1,469,497
Greenwood Park CLO Ltd.
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.95%, 04/15/31(a)(b)		469	469,278
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.27%), 5.93%, 04/15/31(a)(b)		340	340,202
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 5.15%, 12/25/35(b)		836	368,252
Series 2006-18, Class AF2A, 5.63%, 11/25/36(b)		112	32,126
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,102	320,155
Series 2006-4, Class 1A1, 4.16%, 03/25/36(b)		1,508	1,006,953
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 4.59%, 03/25/36(b)		11	3,397
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		443	81,749
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.85%, 01/25/47(b)		669	330,794
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 7.83%, 02/25/47(b)		1,300	1,258,766
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.36%), 6.98%, 07/28/31(a)(b)		250	250,817
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/15/35(a)(b)		2,550	2,554,373
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.10%, 04/20/34(a)(b)		1,330	1,331,465
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1, (3-mo. CME Term SOFR + 2.45%), 7.07%, 10/20/34(a)(b)		1,740	1,742,283
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.90%, 10/20/37(a)(b)		1,460	1,465,070
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.00%, 04/20/34(a)(b)		500	501,402
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 6.09%, 04/25/34(a)(b)	EUR	750	788,039
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 4.44%, 04/25/34(b)(g)		540	556,314
Hermitage PLC
Series 2024-1, Class C, (1-day SONIA + 1.60%), 6.31%, 04/21/33(b)(g)	GBP	667	834,537
Series 2024-1, Class D, (1-day SONIA + 2.35%), 7.06%, 04/21/33(b)(g)		415	522,883
Series 2024-1, Class E, (1-day SONIA + 3.90%), 8.61%, 04/21/33(b)(g)		674	842,855
Hill FL BV, Series 2024-2FL, Class D, (1-mo. EURIBOR + 1.95%), 5.03%, 10/18/32(b)(g)	EUR	500	520,701
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)	USD	2,449	2,397,487

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(e)	USD	8,000	$ 8,114,899
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.05%, 07/25/36(b)		2,440	2,282,349
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.75%, 05/25/37(b)		1,704	1,191,949
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.59%, 07/25/34(b)		246	236,065
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		1,652	166,885
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,726	8,237,411
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 6.01%, 05/20/32(a)(b)		5,641	5,656,369
Series 2024-2, Class B2, (SOFR (30-day) + 1.35%), 5.95%, 10/20/32(a)(b)		9,351	9,369,365
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.42%, 04/20/35(a)(b)		947	948,878
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 6.98%, 01/15/34(b)(g)	EUR	350	364,202
Italian Stella Loans Srl, Series 2024-2, Class D, (1-mo. EURIBOR + 2.15%), 5.10%, 05/27/39(b)(g)		249	258,089
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 4.86%, 05/25/36(b)	USD	557	546,365
Series 2007-CH1, Class MF1, 4.52%, 11/25/36(c)		120	117,556
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 6.17%, 07/20/36(a)(b)		2,680	2,689,954
Kings Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.01%, 01/21/35(a)(b)		810	812,424
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.32%, 09/15/29(a)(b)		337	336,835
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/20/34(a)(b)		250	250,251
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.95%, 01/20/31(a)(b)		2,746	2,747,440
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.99%, 04/15/31(a)(b)		980	981,196
LCM XIV LP, Series 14A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.92%, 07/20/31(a)(b)		214	213,625
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/15/31(a)(b)		183	183,711
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		2,608	2,486,099
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(e)		2,046	404,165
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		2,316	2,056,157
Security		Par (000)	Value
Asset-Backed Securities (continued)
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(b)	USD	989	$ 997,956
Series 2002-A, Class C, 0.00%, 06/15/33(e)		162	156,653
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 4.54%, 06/25/37(a)(b)		294	193,141
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	639,385
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,438,039
Series 2023-1A, Class D, 8.69%, 05/20/33(a)		2,291	2,314,286
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		2,136	2,149,195
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		818	819,707
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		953	958,234
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		1,304	1,268,579
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		399	386,788
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		562	547,942
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.15%, 01/17/37(a)(b)		701	704,213
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		4,454	3,621,035
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		4,312	3,402,361
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.75%, 06/25/36(b)		2,931	1,363,200
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.77%, 08/25/36(b)		7,832	3,047,809
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 6.28%, 01/17/30(a)(b)		430	430,642
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A2, 4.15%, 02/01/33		2,630	2,554,134
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		9,222	8,980,514
Madison Park Euro Funding XVI DAC, Series 16A, Class D, (3-mo. EURIBOR + 3.20%), 6.38%, 05/25/34(a)(b)	EUR	1,000	1,047,479
Madison Park Funding LI Ltd., Series 2021-51A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.58%, 07/19/34(a)(b)	USD	2,740	2,752,922
Madison Park Funding LVII Ltd., Series 2022-57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.90%, 07/27/34(a)(b)		250	250,501
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 6.50%, 07/17/36(a)(b)		3,020	3,035,828
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.68%, 04/25/37(a)(b)		6,610	6,673,000
Madison Park Funding XIV Ltd., Series 2014-14A, Class AR3, (3-mo. CME Term SOFR + 1.20%), 5.83%, 10/22/30(a)(b)		1,640	1,641,837
Madison Park Funding XIX Ltd.
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 6.23%, 01/22/37(a)(b)		7,000	7,045,395

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd.
Series 2015-19A, Class BR3, (3-mo. CME Term SOFR + 2.25%), 6.88%, 01/22/37(a)(b)	USD	1,000	$ 1,008,385
Madison Park Funding XL Ltd., Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 5.77%, 05/28/30(a)(b)		2,959	2,964,420
Madison Park Funding XLII Ltd.
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.78%, 11/21/30(a)(b)		367	367,471
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.39%, 11/21/30(a)(b)		1,500	1,502,273
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.69%, 11/21/30(a)(b)		390	390,109
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(b)		250	250,632
Madison Park Funding XVIII Ltd.
Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.82%, 10/21/30(a)(b)		12,802	12,798,532
Series 2015-18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.48%, 10/21/30(a)(b)		610	611,174
Madison Park Funding XXI Ltd., Series 2016-21A, Class AARR, (3-mo. CME Term SOFR + 1.34%), 6.00%, 10/15/32(a)(b)		1,730	1,730,029
Madison Park Funding XXII Ltd.
Series 2016-22A, Class A1R, (3-mo. CME Term SOFR + 1.52%), 6.18%, 01/15/33(a)(b)		3,000	3,001,121
Series 2016-22A, Class AR2, (3-mo. CME Term SOFR + 1.31%), 01/15/38(a)(b)(f)		3,000	3,000,000
Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.52%, 01/15/33(a)(b)		2,500	2,506,252
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.85%, 07/27/31(a)(b)		1,359	1,361,153
Series 2017-23A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.43%, 07/27/31(a)(b)		500	501,004
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.88%, 07/27/31(a)(b)		900	902,345
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.17%, 10/20/29(a)(b)		760	761,489
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.81%, 10/18/30(a)(b)		815	814,796
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3-mo. CME Term SOFR + 1.29%), 5.91%, 04/20/30(a)(b)		215	215,471
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.43%, 07/23/37(a)(b)		4,110	4,132,120
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.95%, 10/15/32(a)(b)		1,560	1,561,967
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXXV Ltd., Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.28%, 04/20/32(a)(b)	USD	1,030	$ 1,031,833
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.03%, 07/17/34(a)(b)		5,010	5,017,774
Man GLG Euro CLO, Series 6A, Class DR, (3-mo. EURIBOR + 3.50%), 6.68%, 10/15/32(a)(b)	EUR	1,680	1,750,628
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.07%, 12/18/30(a)(b)	USD	531	532,028
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.11%), 6.74%, 07/25/34(a)(b)		250	251,030
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.54%, 01/22/35(a)(b)		250	251,449
Mariner CLO LLC, Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 6.22%, 01/23/37(a)(b)		1,350	1,354,976
Mariner Finance Issuance Trust
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,530,263
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,121,451
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		5,718	5,715,682
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		304	307,093
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		1,277	1,292,183
Series 2024-BA, Class A, 4.91%, 11/20/38(a)		7,474	7,354,915
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.97%, 06/25/36(a)(b)		917	834,563
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.39%), 5.01%, 05/25/37(b)		1,318	1,092,958
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.97%, 06/25/46(a)(b)		191	184,575
Meacham Park CLO Ltd., Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.60%), 6.39%, 10/20/37(a)(b)		3,440	3,455,759
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.93%, 05/25/37(b)		786	532,276
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.84%, 08/25/37(b)		394	341,246
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 4.63%, 06/25/37(b)		828	173,779
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.00%, 09/17/37(a)(b)		2,061	2,063,765
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 6.52%, 06/19/37(a)(b)		4,613	4,618,363
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 6.43%, 10/19/38(a)(b)		2,218	2,226,483
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		5,187	5,196,283
MidOcean Credit CLO VIII, Series 2018-8A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.83%, 02/20/31(a)(b)		687	688,335

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, (3-mo. CME Term SOFR + 1.21%), 5.53%, 01/18/36(a)(b)	USD	1,530	$ 1,530,000
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.97%, 04/18/36(a)(b)		3,170	3,173,292
Mila BV
Series 2024-1, Class C, (1-mo. EURIBOR + 1.45%), 4.50%, 09/16/41(b)(g)	EUR	238	246,188
Series 2024-1, Class D, (1-mo. EURIBOR + 2.00%), 5.05%, 09/16/41(b)(g)		188	194,013
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)	USD	3,801	3,361,804
Milos CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.95%, 10/20/30(a)(b)		555	556,011
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 5.05%, 12/25/34(b)		820	744,228
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 5.32%, 09/25/35(b)		2,836	2,303,247
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 8.25%, 02/25/47(a)(b)		397	368,138
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 4.77%, 04/25/36(b)		1,327	914,260
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		1,889	417,584
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		727	198,038
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 4.79%, 11/25/36(b)		3,488	550,659
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.95%, 11/25/36(b)		1,015	279,198
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(c)		1,411	500,606
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(c)		6,173	2,149,267
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,337	1,246,177
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		461	403,730
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		638	553,183
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		1,421	1,366,178
MP CLO III Ltd., Series 2013-1A, Class AR, (3-mo. CME Term SOFR + 1.51%), 6.13%, 10/20/30(a)(b)		556	556,735
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 6.49%, 10/18/28(a)(b)		750	749,651
Myers Park CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.28%, 10/20/30(a)(b)		890	893,489
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.48%, 10/20/30(a)(b)		250	250,620
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.31%), 6.93%, 10/20/30(a)(b)		250	250,232
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.07%, 04/25/37(b)		3,320	3,114,101
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)	USD	6,000	$ 5,821,534
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.41%, 11/15/68(a)(b)		1,083	1,079,614
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		93	90,502
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,096,644
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		924	806,000
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	3,995,967
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,272,176
Series 2024-A, Class A, 5.66%, 10/15/72(a)		15,567	15,730,533
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		3,470	2,927,684
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	19,059,474
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,430,860
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	1,967,500
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	11,202,024
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	717,281
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,248,105
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	10,323,981
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	538,346
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	823,533
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		7,353	6,253,579
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	263,481
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 6.82%, 11/25/53(a)(b)		3,645	3,706,927
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.91%, 01/28/30(a)(b)		377	377,415
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 6.27%, 10/15/29(a)(b)		250	250,539
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.96%, 04/15/34(a)(b)		2,690	2,695,361
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.08%, 07/15/34(a)(b)		1,000	1,002,194
Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/34(a)(b)		750	753,711
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.28%, 01/20/31(a)(b)		500	500,597
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/31(a)(b)		382	382,851
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.28%, 01/20/32(a)(b)		1,340	1,342,576
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.99%, 10/16/33(a)(b)		3,550	3,557,874
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.86%, 01/20/35(a)(b)		290	290,367
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.37%, 01/20/35(a)(b)		1,000	1,002,012

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.97%, 04/16/33(a)(b)	USD	4,108	$ 4,109,294
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/16/35(a)(b)		4,090	4,098,570
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/14/35(a)(b)		4,360	4,367,095
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.95%, 04/14/35(a)(b)		750	751,101
Neuberger Berman Loan Advisers CLO 54 Ltd., Series 2024-54A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/23/38(a)(b)		1,520	1,531,732
Neuberger Berman Loan Advisers CLO 60 Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 01/20/36(a)(b)		780	784,411
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 5.13%, 12/25/35(b)		2,183	1,816,257
New Mountain CLO 1 Ltd., Series CLO-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.12%, 10/15/34(a)(b)		660	660,254
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.72%, 01/15/38(a)(b)		1,990	1,989,977
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		699	646,709
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.98%, 12/21/29(a)(b)		94	94,015
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, (1-day SONIA + 1.40%), 6.11%, 07/15/32(b)(g)	GBP	655	820,544
Series 2024-2X, Class C, (1-day SONIA + 1.90%), 6.61%, 07/15/32(b)(g)		780	978,895
Series 2024-2X, Class D, (1-day SONIA + 2.65%), 7.36%, 07/15/32(b)(g)		1,645	2,069,817
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.85%, 10/25/36(a)(b)	USD	50	59,948
Noria
Series 2024-DE1, Class D, (1-mo. EURIBOR + 1.65%), 4.50%, 02/25/43(b)	EUR	500	517,935
Series 2024-DE1, Class E, (1-mo. EURIBOR + 3.55%), 6.40%, 02/25/43(b)		500	518,063
Series 2024-DE1, Class F, (1-mo. EURIBOR + 4.50%), 7.35%, 02/25/43(b)		300	310,836
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.12%, 01/21/35(a)(b)		400	414,345
Oaktree CLO Ltd.
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 6.35%, 10/22/37(a)(b)	USD	790	790,802
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.78%, 10/22/37(a)(b)		250	254,126
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		449	168,600
Security		Par (000)	Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A4, 6.93%, 09/15/31(b)	USD	286	$ 128,753
Series 2002-B, Class M1, 7.62%, 06/15/32(b)		3,679	3,646,345
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.72%, 01/16/37(a)(b)		310	310,735
OCP CLO Ltd.
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.96%, 04/26/31(a)(b)		257	257,671
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 6.28%, 04/26/31(a)(b)		1,070	1,071,554
Series 2014-6A, Class A2R2, (3-mo. CME Term SOFR + 1.50%), 6.15%, 10/17/30(a)(b)		1,250	1,255,354
Series 2014-7A, Class A1RR, (3-mo. CME Term SOFR + 1.38%), 6.00%, 07/20/29(a)(b)		55	55,087
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 6.53%, 07/20/29(a)(b)		1,250	1,250,060
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.90%, 01/15/33(a)(b)		4,100	4,106,812
Series 2016-11A, Class A1R2, (3-mo. CME Term SOFR + 1.42%), 6.04%, 04/26/36(a)(b)		1,290	1,292,017
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 6.31%, 10/18/37(a)(b)		1,960	1,970,043
Series 2016-12A, Class XR3, (3-mo. CME Term SOFR + 1.20%), 5.83%, 10/18/37(a)(b)		2,100	2,100,953
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.90%, 11/26/37(a)(b)		798	801,815
Series 2017-14A, Class D1R, (3-mo. CME Term SOFR + 3.10%), 7.84%, 07/20/37(a)(b)		1,610	1,634,821
Series 2018-15A, Class AR, (3-mo. CME Term SOFR + 1.25%), 01/20/38(a)(b)(f)		535	535,000
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.94%, 04/10/33(a)(b)		1,389	1,391,943
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 6.02%, 07/20/37(a)(b)		1,570	1,581,412
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 6.60%, 07/20/37(a)(b)		2,080	2,093,056
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 8.33%, 07/20/37(a)(b)		390	396,245
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.58%, 10/20/34(a)(b)		500	502,653
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/18/37(a)(b)		360	363,211

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2020-8RA, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.77%, 10/17/36(a)(b)	USD	2,566	$ 2,571,886
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.26%, 10/20/37(a)(b)		660	663,381
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.93%, 10/15/37(a)(b)		1,390	1,399,998
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 6.25%, 10/15/37(a)(b)		1,390	1,397,098
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38(a)(b)		4,000	4,000,000
OCP Euro CLO DAC
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 5.52%, 04/20/33(a)(b)	EUR	250	260,251
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 6.52%, 04/20/33(a)(b)		250	260,332
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(b)	USD	250	250,355
Octagon 57 Ltd.
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.07%, 10/15/34(a)(b)		500	500,775
Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(b)		1,280	1,284,861
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.24%, 11/16/36(a)(b)		4,970	4,999,209
Octagon 67 Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.80%), 6.43%, 04/25/36(a)(b)		750	753,201
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 5.87%, 04/16/31(a)(b)		3,547	3,553,940
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 5.89%, 04/15/31(a)(b)		1,599	1,599,120
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 6.47%, 07/25/30(a)(b)		750	751,363
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.77%, 10/20/30(a)(b)		1,769	1,771,419
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.42%, 10/20/30(a)(b)		8,890	8,901,539
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/36(a)(b)		3,290	3,303,161
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class AARR, (3-mo. CME Term SOFR + 1.21%), 5.87%, 07/15/29(a)(b)		20	20,490
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.23%, 07/19/30(a)(b)		1,430	1,431,527
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.93%, 07/17/30(a)(b)		2,613	2,615,155
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.89%, 01/25/31(a)(b)		2,565	2,566,549
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 6.45%, 11/18/31(a)(b)	USD	250	$ 250,710
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.10%, 04/20/37(a)(b)		3,170	3,175,729
OHA Credit Funding 19 Ltd., Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.99%, 07/20/37(a)(b)		250	251,844
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.03%, 04/21/34(a)(b)		14,640	14,647,412
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 01/21/38(a)(b)(d)(f)		14,640	14,640,000
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.48%, 04/21/34(a)(b)		295	296,651
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 5.83%, 01/20/38(a)(b)		6,875	6,906,734
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.31%, 01/22/38(a)(b)		1,000	1,000,000
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.13%, 10/18/37(a)(b)		8,960	8,994,944
Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.48%, 10/18/37(a)(b)		420	422,136
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.92%, 10/20/37(a)(b)		850	853,203
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.92%, 02/24/37(a)(b)		3,720	3,726,333
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.97%, 10/19/37(a)(b)		2,780	2,791,192
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.32%, 10/19/37(a)(b)		3,510	3,537,925
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.08%, 04/20/37(a)(b)		3,530	3,544,599
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/23/37(a)(b)		1,550	1,563,361
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.98%, 10/18/37(a)(b)		5,388	5,408,753
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.82%, 05/23/31(a)(b)		4,629	4,628,278
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 6.03%, 01/19/37(a)(b)		1,830	1,834,959
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.08%, 07/20/37(a)(b)		3,750	3,767,069
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 6.32%, 07/20/37(a)(b)		250	251,950

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(a)	USD	2,620	$ 2,452,515
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		17,503	17,942,530
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 5.19%, 11/25/35(b)		4,030	3,363,312
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 4.66%, 03/25/37(b)		2,360	1,978,778
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		1,716	1,417,123
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		4,229	3,524,561
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		134	128,647
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.01%, 10/20/37(a)(b)		15,180	15,227,143
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.35%, 10/20/37(a)(b)		1,380	1,387,721
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(b)		737	728,106
Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.20%), 6.16%, 10/15/37(a)(b)		253	250,162
OSD CLO Ltd., Series 2021-23A, Class ER, (3-mo. CME Term SOFR + 4.85%), 01/17/37(a)(b)(f)		330	330,000
Owl Rock CLO V Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 6.40%, 04/20/34(a)(b)		900	913,986
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 7.00%, 07/24/36(a)(b)		3,925	3,941,710
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.50%, 01/25/37(c)		1,573	1,385,846
OZLM XI Ltd., Series 2015-11A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.60%, 10/30/30(a)(b)		491	491,299
OZLM XVIII Ltd.
Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.94%, 04/15/31(a)(b)		3,573	3,576,838
Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 6.47%, 04/15/31(a)(b)		700	700,861
OZLM XX Ltd., Series 2018-20A, Class A2, (3-mo. CME Term SOFR + 1.91%), 6.53%, 04/20/31(a)(b)		850	848,993
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.98%, 01/17/31(a)(b)		377	376,839
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 6.58%, 07/20/32(a)(b)		750	751,897
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,699,155
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. CME Term SOFR + 1.26%), 5.91%, 10/17/31(a)(b)		1,563	1,563,008
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.04%, 01/17/31(a)(b)		417	417,423
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 6.48%, 05/21/34(a)(b)	USD	1,250	$ 1,249,988
Series 2015-1A, Class A2R5, (3-mo. CME Term SOFR + 1.60%), 05/21/34(a)(b)(f)		1,250	1,250,000
Series 2015-2A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 6.43%, 07/20/30(a)(b)		2,500	2,502,096
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 7.63%, 07/20/30(a)(b)		1,000	1,000,966
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.93%, 11/14/34(a)(b)		3,570	3,579,537
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.17%, 11/15/36(a)(b)		1,270	1,276,094
Series 2021-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.28%, 04/20/34(a)(b)		250	250,110
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.07%, 01/15/35(a)(b)		360	360,932
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(b)		250	251,233
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.97%, 07/20/37(a)(b)		1,530	1,538,393
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 7.57%, 07/20/37(a)(b)		550	559,048
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.94%, 07/20/37(a)(b)		3,270	3,286,120
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.03%, 05/20/29(a)(b)		1,367	1,367,485
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 5.26%), 9.78%, 05/20/29(a)(b)		500	501,380
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 7.52%, 10/15/29(a)(b)		250	252,316
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 9.92%, 10/15/29(a)(b)		1,480	1,483,623
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.56%, 10/15/30(a)(b)		1,810	1,816,219
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 6.86%, 10/15/30(a)(b)		390	390,843
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 7.76%, 10/15/30(a)(b)		250	251,101
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 6.26%, 04/15/31(a)(b)		16,630	16,663,250
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 6.56%, 10/15/32(a)(b)		1,680	1,681,475
Series 2024-2A, Class A1N, (3-mo. CME Term SOFR + 1.00%), 5.45%, 01/15/33(a)(b)		730	729,783
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.32%, 07/15/34(a)(b)		250	251,372
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.04%, 07/20/37(a)(b)		1,460	1,468,012

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Park Blue CLO Ltd.
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 01/25/38(a)(b)(f)	USD	2,500	$ 2,500,000
PCL Funding IX PLC
Series 2024-1, Class B, (1-day SONIA + 1.30%), 6.01%, 07/16/29(b)(g)	GBP	684	859,762
Series 2024-1, Class C, (1-day SONIA + 2.15%), 6.86%, 07/16/29(b)(g)		151	189,541
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(d)	USD	12,000	11,981,250
Pikes Peak CLO 6, Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.43%), 5.92%, 05/18/34(a)(b)		2,846	2,848,784
Pikes Peak CLO 8
Series 2021-8A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/20/34(a)(b)		8,628	8,628,480
Series 2021-8A, Class B, (3-mo. CME Term SOFR + 2.01%), 6.63%, 07/20/34(a)(b)		2,950	2,968,170
Pony SA Compartment German Auto Loans
Series 2024-1, Class C, (1-mo. EURIBOR + 1.20%), 4.10%, 01/14/33(b)(g)	EUR	400	414,004
Series 2024-1, Class D, (1-mo. EURIBOR + 1.65%), 4.55%, 01/14/33(b)(g)		300	310,450
Post CLO Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.57%, 04/20/36(a)(b)	USD	500	501,284
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.88%, 01/20/38(a)(b)		950	959,698
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/51(a)(b)		4,499	4,496,840
Series 2024-NPL4, Class A1, 7.00%, 07/25/54(a)(c)		6,655	6,683,652
Series 2024-NPL5, Class A1, 5.96%, 09/25/54(a)(c)		5,184	5,139,638
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)		102	101,427
Series 2016-6A, Class C, 4.00%, 08/24/40(a)		7,170	6,352,264
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.70%, 07/25/51(a)(b)		1,457	1,455,857
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.95%, 07/25/51(a)(b)		286	287,934
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.20%, 07/25/51(a)(b)		166	167,920
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 10.35%, 07/25/51(a)(b)		113	116,561
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,799,826
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		1,938	1,766,993
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		7,827	7,214,519
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,792,202
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,479,444
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	7,951,377
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)	USD	1,342	$ 1,204,390
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,396,230
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,366,934
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,773,858
Series 2023-SFR2, Class E1, 4.75%, 10/17/40(a)		1,781	1,660,409
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,025	1,810,563
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		1,012	902,021
PRP Advisors LLC, Series 2022-1, Class A1, 3.72%, 02/25/27(a)(c)		659	657,252
Quarzo Srl
Series 2024-1, Class C, (3-mo. EURIBOR + 2.30%), 5.19%, 06/15/41(b)(g)	EUR	421	440,027
Series 2024-1, Class D, (3-mo. EURIBOR + 3.70%), 6.59%, 06/15/41(b)(g)		343	359,365
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 5.86%, 10/15/30(a)(b)	USD	1,690	1,691,385
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.99%, 07/25/31(a)(b)		2,359	2,363,781
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.97%, 01/20/34(a)(b)		4,110	4,118,015
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 01/20/34(a)(b)		430	431,767
Rad CLO 16 Ltd., Series 2022-16A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.21%, 07/15/37(a)(b)		325	327,944
RAD CLO 21 Ltd., Series 2023-21A, Class A, (3-mo. CME Term SOFR + 1.59%), 6.22%, 01/25/33(a)(b)		2,000	2,003,583
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 6.67%, 04/20/37(a)(b)		1,400	1,411,630
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.02%, 07/24/32(a)(b)		3,191	3,194,297
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.00%, 04/17/36(a)(b)		1,050	1,051,236
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.55%, 04/17/36(a)(b)		4,540	4,563,060
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 7.25%, 04/17/36(a)(b)		2,410	2,419,211
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 8.80%, 04/17/36(a)(b)		770	777,609
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. CME Term SOFR + 2.16%), 6.82%, 01/15/34(a)(b)		250	250,004

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. CME Term SOFR + 0.62%), 4.98%, 07/25/34(b)	USD	1,055	$ 818,272
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 6.28%, 04/20/34(a)(b)		500	500,076
Red & Black Auto Italy Srl, Series 3, Class C, (1-mo. EURIBOR + 1.50%), 4.36%, 07/28/36(b)(g)	EUR	298	309,854
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(c)	USD	445	444,957
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.63%, 01/25/38(a)(b)		1,710	1,710,000
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.00%), 6.65%, 04/17/37(a)(b)		2,438	2,459,220
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.04%, 04/20/34(a)(b)		4,700	4,710,305
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.77%, 06/20/34(a)(b)		1,600	1,602,077
Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 6.22%, 06/20/34(a)(b)		500	502,881
Regatta VIII Funding Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.70%, 04/17/37(a)(b)		750	756,296
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.05%, 07/17/37(a)(b)		5,950	5,968,923
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.40%, 07/17/37(a)(b)		3,270	3,298,688
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/15/37(a)(b)		3,340	3,348,952
Regatta XIX Funding Ltd.
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.94%, 04/20/35(a)(b)		1,020	1,021,833
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.47%, 04/20/35(a)(b)		680	684,611
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.02%, 01/15/34(a)(b)		250	250,415
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 6.37%, 01/15/34(a)(b)		750	753,827
Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.03%, 01/20/35(a)(b)		1,300	1,302,231
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 7.12%, 01/20/38(a)(b)		250	250,000
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.15%, 04/26/37(a)(b)		2,990	3,004,013
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	979,835
Series 2021-3, Class A, 3.88%, 10/17/33(a)(d)		21,460	20,092,998
Series 2022-1, Class A, 3.07%, 03/15/32(a)		417	411,640
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	784,934
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regional Management Issuance Trust
Series 2022-1, Class C, 4.46%, 03/15/32(a)	USD	534	$ 516,667
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,652,968
Series 2024-1, Class D, 7.46%, 07/15/36(a)		268	277,351
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,860	1,862,776
Series 2024-2, Class D, 6.33%, 12/15/33(a)		271	271,279
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(a)		695	705,370
Series 2024-A, Class C, 7.28%, 08/20/32(a)		340	346,601
Series 2024-A, Class D, 9.49%, 08/20/32(a)		1,401	1,422,078
Series 2024-B, Class A, 5.42%, 11/20/37(a)		10,434	10,558,911
Series 2024-B, Class B, 5.86%, 11/20/37(a)		3,690	3,701,629
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 5.95%, 01/18/34(a)(b)		5,690	5,697,836
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.98%, 04/20/34(a)(b)		4,827	4,833,429
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.42%, 10/15/29(a)(b)		8,271	8,285,430
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.82%, 10/15/29(a)(b)		2,750	2,752,336
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.77%, 10/15/29(a)(b)		4,766	4,792,086
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.07%, 10/20/30(a)(b)		6,523	6,533,820
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.88%, 05/20/31(a)(b)		5,094	5,105,589
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 6.50%, 05/20/31(a)(b)		1,500	1,501,025
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.04%, 10/20/31(a)(b)		634	635,300
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 6.68%, 10/20/31(a)(b)		600	600,298
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.04%, 07/20/34(a)(b)		2,020	2,020,290
Romark CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.92%, 10/23/30(a)(b)		586	586,258
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.04%, 10/23/30(a)(b)		750	750,802
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.91%, 04/20/31(a)(b)		3,752	3,754,573
RR 1 LLC, Series 2017-1A, Class A1AB, (3-mo. CME Term SOFR + 1.41%), 6.07%, 07/15/35(a)(b)		9,490	9,505,315
RR 12 Ltd., Series 2020-12A, Class A2R3, (3-mo. CME Term SOFR + 1.60%), 6.26%, 01/15/36(a)(b)		1,040	1,043,551
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 6.52%, 10/15/34(a)(b)		485	487,464
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 5.65%, 01/15/37(a)(b)		500	500,000
RR 26 Ltd., Series 2023-26A, Class A1, (3-mo. CME Term SOFR + 1.78%), 6.44%, 04/15/38(a)(b)		1,110	1,114,385

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.21%, 04/15/37(a)(b)	USD	6,320	$ 6,352,642
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.05%, 07/15/39(a)(b)		300	301,797
RR 32 Ltd.
Series 2024-32RA, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.02%, 10/15/39(a)(b)		12,950	13,002,598
Series 2024-32RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.36%, 10/15/39(a)(b)		2,310	2,324,713
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo. CME Term SOFR + 1.95%), 6.61%, 07/15/39(a)(b)		1,000	1,006,440
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 4.93%, 01/15/37(a)(b)	EUR	1,160	1,201,599
Sandstone Peak Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 6.34%, 10/15/34(a)(b)	USD	2,410	2,415,164
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 6.49%, 10/15/34(a)(b)		710	713,096
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.55%, 08/25/35(c)		587	424,616
SC Germany SA Compartment Consumer
Series 2024-2, Class C, (1-mo. EURIBOR + 1.40%), 4.30%, 05/14/38(b)(g)	EUR	800	829,745
Series 2024-2, Class D, (1-mo. EURIBOR + 1.70%), 4.60%, 05/14/38(b)(g)		500	518,602
SCF Rahoituspalvelut XIII DAC, Series 13, Class C, (1-mo. EURIBOR + 1.40%), 4.20%, 06/25/34(b)(g)		400	414,357
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 5.46%, 10/25/35(b)	USD	340	260,515
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.67%, 02/25/37(b)		341	145,176
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.99%, 02/25/37(b)		3,630	1,546,405
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.89%, 01/25/37(b)		575	407,948
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		2,975	2,881,697
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		3,960	4,016,321
SESAC Finance LLC
Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,842	2,814,631
Series 2022-1, Class A2, 5.50%, 07/25/52(a)		2,533	2,515,140
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		1,289	1,291,958
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.77%, 07/25/36(b)		863	177,535
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3-mo. CME Term SOFR + 2.06%), 6.68%, 07/20/34(a)(b)		250	251,007
Security		Par (000)	Value
Asset-Backed Securities (continued)
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.18%, 04/25/37(a)(b)	USD	2,620	$ 2,631,385
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.83%, 04/25/37(a)(b)		610	615,148
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.98%, 10/20/37(a)(b)		400	401,609
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.36%, 10/20/37(a)(b)		270	270,713
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.94%, 10/20/37(a)(b)		1,430	1,437,847
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.13%, 10/20/37(a)(b)		860	868,302
Silver Point CLO 7 Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 01/15/38(a)(b)(d)(f)		1,500	1,500,000
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/21/37(a)(b)		1,690	1,700,404
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.98%, 07/20/34(a)(b)		16,995	17,022,457
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.08%, 01/20/34(a)(b)		625	628,718
Sixth Street CLO XX Ltd.
Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.04%, 10/20/34(a)(b)		250	250,048
Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 10/20/34(a)(b)		780	783,786
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 5.02%, 06/15/33(b)		353	351,742
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 9.26%, 10/15/41(a)(b)		10,607	10,989,962
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		1,013	1,002,673
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		8,091	7,501,883
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,778,854
Series 2021-A, Class C, 2.99%, 01/15/53(a)		6,230	5,340,800
Series 2021-C, Class B, 2.30%, 01/15/53(a)		748	715,554
Series 2021-C, Class C, 3.00%, 01/15/53(a)		444	381,115
Series 2024-A, Class A1A, 5.24%, 03/15/56(a)		1,549	1,543,920
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 6.05%, 03/15/56(a)(b)		20,530	20,931,299
Series 2024-A, Class B, 5.88%, 03/15/56(a)		10,533	10,587,438
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 5.70%, 06/17/52(a)(b)		3,965	3,975,131
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		7,818	7,902,739
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		8,988	9,051,927

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.95%, 01/26/31(a)(b)	USD	391	$ 391,833
Sound Point CLO XXII Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.03%), 5.52%, 01/20/32(a)(b)		2,000	2,004,164
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 5.25%, 01/25/35(b)		35	28,736
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 5.47%, 11/25/35(b)		547	422,560
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.98%, 01/25/37(b)		778	731,557
Southwick Park CLO LLC
Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.94%, 07/20/32(a)(b)		550	551,140
Series 2019-4A, Class B1R, (3-mo. CME Term SOFR + 1.76%), 6.38%, 07/20/32(a)(b)		370	370,495
SPLT
Series 23-1, Class R1, 0.00%, 10/15/30(a)(e)		178	8,574,597
Series 24-1, Class R1, 0.00%, 02/12/31(a)(e)		162	4,920,096
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 4.78%, 04/15/33(b)(g)	EUR	1,420	1,470,530
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 6.91%, 04/17/38(a)(b)	USD	1,030	1,003,465
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.17%, 10/15/30(a)(b)		1,349	1,350,578
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 2.06%), 6.72%, 01/15/30(a)(b)		1,630	1,632,854
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(e)		1,000	2,020
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		51	49,175
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 5.50%, 05/25/37(a)(b)		2,104	1,627,709
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		5,776	5,876,238
Sutton Park CLO DAC, Series 1X, Class BE, (3-mo. EURIBOR + 2.35%), 5.37%, 11/15/31(b)(g)	EUR	940	980,600
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.90%, 01/20/38(a)(b)	USD	1,760	1,769,402
Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.87%, 04/20/36(a)(b)		3,280	3,303,063
Symphony CLO 38 Ltd., Series 2023-38A, Class C1, (3-mo. CME Term SOFR + 2.90%), 7.53%, 04/24/36(a)(b)		250	252,187
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.73%, 01/05/38(a)(b)		810	813,483
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO 46 Ltd., Series 2024-46A, Class A2, (3-mo. CME Term SOFR + 1.59%), 6.03%, 01/20/38(a)(b)	USD	250	$ 249,927
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.87%, 04/16/31(a)(b)		183	183,328
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.86%, 10/15/31(a)(b)		2,177	2,180,067
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.20%, 01/16/32(a)(b)		1,110	1,111,359
Symphony CLO XXI Ltd., Series 2019-21A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.98%, 07/15/32(a)(b)		474	475,203
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.52%, 01/15/34(a)(b)		500	501,012
Series 2020-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.92%, 01/15/34(a)(b)		500	500,391
Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.07%, 01/15/34(a)(b)		250	251,567
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.83%, 01/23/32(a)(b)		436	436,487
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.96%, 04/20/33(a)(b)		2,130	2,134,052
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.03%, 10/23/34(a)(b)		2,230	2,233,914
Symphony CLO XXXIII Ltd.
Series 2022-33A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.05%, 04/24/35(a)(b)		2,000	2,003,184
Series 2022-33A, Class AR, (3-mo. CME Term SOFR + 1.26%), 01/24/38(a)(b)(f)		2,000	2,000,000
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class B, (1-mo. EURIBOR + 1.80%), 5.02%, 10/27/42(b)(g)	EUR	300	310,869
Series 2, Class C, (1-mo. EURIBOR + 2.60%), 5.82%, 10/27/42(b)(g)		200	207,245
Series 2, Class D, (1-mo. EURIBOR + 4.00%), 7.22%, 10/27/42(b)(g)		400	414,485
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.71%, 11/18/30(a)(b)	USD	836	836,908
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 5.47%, 06/25/36(b)		357	315,334
Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/34(a)(b)		550	550,841
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.06%, 01/16/31(a)(b)		546	546,541
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.04%, 01/15/34(a)(b)		4,870	4,877,973

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd., Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 6.55%, 04/15/33(a)(b)	USD	4,165	$ 4,179,743
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 6.16%, 04/25/37(a)(b)		750	753,373
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.68%, 04/25/37(a)(b)		2,680	2,703,761
Series 2018-11A, Class DR, (3-mo. CME Term SOFR + 3.70%), 8.33%, 04/25/37(a)(b)		250	255,029
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.09%, 07/15/34(a)(b)		2,230	2,233,855
Tower Bridge Funding PLC
Series 2024-3X, Class C, (1-day SONIA + 1.40%), 6.37%, 12/20/66(b)(g)	GBP	272	340,498
Series 2024-3X, Class D, (1-day SONIA + 1.90%), 6.87%, 12/20/66(b)(g)		334	417,733
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/21/34(a)(b)	USD	9,420	9,423,040
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.05%, 10/20/34(a)(b)		7,995	7,997,120
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	885,324
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	607,207
Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,396,181
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,584,174
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,185,686
Trimaran CAVU Ltd.
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 9.61%, 11/26/32(a)(b)		500	502,778
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.14%, 10/25/34(a)(b)		250	251,485
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/25/38(a)(b)		4,940	4,964,552
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 6.29%, 10/18/31(a)(b)		970	980,275
Trinitas CLO XIV Ltd.
Series 2020-14A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.97%, 01/25/34(a)(b)		1,250	1,252,263
Series 2020-14A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.58%, 01/25/34(a)(b)		3,460	3,460,000
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.05%, 01/20/35(a)(b)		250	250,035
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 6.18%, 04/25/37(a)(b)		810	813,633
Vantage Data Centers Jersey Borrower Spv Ltd., Series 2024-1X, Class A2, 6.17%, 05/28/39(g)	GBP	2,561	3,242,476
Security		Par (000)	Value
Asset-Backed Securities (continued)
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 5.96%, 07/18/31(a)(b)	USD	1,124	$ 1,125,496
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.75%, 07/20/32(a)(b)		2,336	2,340,133
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.27%, 07/20/32(a)(b)		210	210,359
VOLT CVI LLC, Series 2021-NP12, Class A1, 5.73%, 12/26/51(a)(c)		3,755	3,750,712
Voya CLO Ltd.
Series 2014-1A, Class AAR2, (3-mo. CME Term SOFR + 1.25%), 5.88%, 04/18/31(a)(b)		2,413	2,417,280
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.02%, 07/14/31(a)(b)		108	108,487
Series 2015-3A, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 5.78%, 10/20/31(a)(b)		185	185,418
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.95%, 01/20/31(a)(b)		832	833,662
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 5.86%, 04/17/30(a)(b)		111	111,048
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/34(a)(b)		2,178	2,181,542
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.83%, 04/19/31(a)(b)		557	558,286
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.18%, 04/19/31(a)(b)		250	250,385
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.37%), 5.82%, 10/15/37(a)(b)		3,620	3,639,833
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.48%, 10/20/34(a)(b)		1,440	1,446,170
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 5.33%, 07/15/35(a)(b)	EUR	750	782,399
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 4.93%, 04/15/35(a)(b)		1,970	2,049,135
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.81%, 09/25/36(b)	USD	3,954	1,045,006
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.23%, 10/25/36(b)		1,175	870,427
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.69%, 05/25/37(b)		857	739,402
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 2.21%), 6.86%, 01/17/31(a)(b)		750	751,124
Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.42%, 10/20/36(a)(b)		250	251,785
Whitebox CLO I Ltd.
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.96%, 07/24/36(a)(b)		7,213	7,227,691

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd.
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 7.73%, 07/24/36(a)(b)	USD	4,120	$ 4,138,260
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.38%, 07/24/36(a)(b)		3,300	3,321,170
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.94%, 10/24/37(a)(b)		1,000	1,002,989
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.31%, 10/24/37(a)(b)		1,850	1,857,394
Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.46%, 10/24/37(a)(b)		671	681,617
Whitebox CLO III Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.93%, 10/15/35(a)(b)		5,520	5,526,696
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.51%, 10/15/35(a)(b)		1,250	1,257,457
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 10.31%, 10/15/35(a)(b)		1,000	1,006,589
Whitebox CLO IV Ltd., Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 6.77%, 04/20/36(a)(b)		640	643,765
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.94%, 10/20/37(a)(b)		3,170	3,180,118
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 10.33%, 10/20/37(a)(b)		900	916,066
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.85%, 06/25/37(a)(b)		2,016	624,416
Total Asset-Backed Securities — 11.5% (Cost: $2,340,773,323)			2,281,907,172
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Astra Space, Inc., Class A(h)	24,283	12,142
Space Exploration Technologies Corp., Class A (Acquired 08/21/23, cost $2,075,706)(d)(h)(i)	25,626	4,364,364
Space Exploration Technologies Corp., Class C (Acquired 08/21/23, cost $2,227,824)(d)(h)(i)	27,504	4,684,206
		9,060,712
Banks — 0.1%
Citigroup, Inc.	35,584	2,504,758
Comerica, Inc.	6,357	393,181
First Citizens BancShares, Inc., Class A	1,222	2,582,110
First Horizon Corp.	37,246	750,134
Flagstar Financial, Inc.	607,878	5,671,502
		11,901,685
Broadline Retail — 0.0%
Rakuten Group, Inc.(h)	306,300	1,650,185
Capital Markets — 0.0%
Crown PropTech Acquisitions(d)(h)	147,660	31,008
Security	Shares	Value
Capital Markets (continued)
Crown PropTech Acquisitions, Class A(h)	85,597	$ 943,279
Crown PropTech Founders Unvested(d)(h)	74,897	1
		974,288
Communications Equipment — 0.0%
CommScope Holding Co., Inc.(h)	199,710	1,040,489
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(h)	203,004	1,077,951
Electrical Equipment — 0.0%
FreeWire Technologies, Inc.(d)(h)	153	—
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc., Class A	319,784	9,203,384
Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(h)	107,564	918,596
Playstudios, Inc., Class A(h)	457,322	850,619
Warner Bros Discovery, Inc., Class A(h)	136,926	1,447,308
		3,216,523
Financial Services — 0.1%
HNG Hospitality Offshore LP (Acquired 02/16/24, cost $13,871,000)(d)(h)(i)	13,871,000	13,177,450
Melange Secondaries Partners, LP(d)(j)	— (k)	1,104,401
Rotor Acquisition Corp.(h)	11,463	140,647
		14,422,498
Health Care Providers & Services — 0.0%
Concentra Group Holdings Parent, Inc.	28,445	562,642
Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co.	84,395	762,087
Service Properties Trust	200,003	508,007
		1,270,094
Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	28,483	2,066,157
Caesars Entertainment, Inc.(h)	75,834	2,534,372
Genius Sports Ltd.(h)(l)	726,837	6,287,140
Golden Entertainment, Inc.	20,989	663,252
Sonder Holdings, Inc., Class A(h)	45,465	144,578
		11,695,499
Household Durables — 0.0%
Landsea Homes Corp.(h)	179,749	1,526,069
Industrial REITs — 0.0%
Lineage, Inc.	3,668	214,835
Machinery — 0.0%
Sarcos Technology & Robotics Corp.(h)	464,024	5,693,572
Media — 0.0%
Altice U.S.A., Inc., Class A(h)	520,092	1,253,422
AMC Networks, Inc., Class A(h)	51,468	509,533
		1,762,955
Metals & Mining — 0.1%
Algoma Steel Group, Inc.	320,811	3,137,531
Constellium SE, Class A(h)	50,192	515,472
United States Steel Corp.	250,039	8,498,826
		12,151,829
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A(m)	533,049	9,280,383

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
Formentera Partners Fund II LP(d)(h)(j)	— (k)	$ 5,433,225
Kinder Morgan, Inc.	150,098	4,112,685
		9,545,910
Professional Services — 0.0%
Amentum Holdings, Inc.(h)	162,034	3,407,575
Real Estate Management & Development — 0.0%
DF Residential III LP(d)(h)	3,042,936	3,012,507
Opendoor Technologies, Inc., Class A(h)	575,955	921,528
		3,934,035
Residential REITs — 0.0%
Invitation Homes, Inc.	138,148	4,416,592
Software — 0.0%
Avaya Holdings Corp.	563	3,589
Latch, Inc.(h)	411,849	53,541
		57,130
Technology Hardware, Storage & Peripherals — 0.0%
Super Micro Computer, Inc.(h)	100,278	3,056,473
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc.(h)	36,056	3,662,569
Total Common Stocks — 0.6% (Cost: $161,512,082)		124,785,877
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.5%
BAE Systems PLC
3.40%, 04/15/30(a)	USD	12,006	11,074,221
1.90%, 02/15/31(a)		4,998	4,134,088
5.25%, 03/26/31(a)		3,602	3,608,837
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30		1,616	1,533,486
L3Harris Technologies, Inc.
1.80%, 01/15/31		5,658	4,658,651
5.25%, 06/01/31		4,680	4,682,951
5.35%, 06/01/34		7,218	7,187,660
4.85%, 04/27/35		4,754	4,520,976
Lockheed Martin Corp.
1.85%, 06/15/30		1,470	1,259,994
3.60%, 03/01/35		2,087	1,829,665
Series B, 6.15%, 09/01/36		854	920,310
Northrop Grumman Corp.
4.70%, 03/15/33		4,433	4,297,001
4.03%, 10/15/47		9,026	7,085,717
5.25%, 05/01/50		975	913,013
4.95%, 03/15/53		4,241	3,790,008
5.20%, 06/01/54		3,878	3,607,429
Raytheon Technologies Corp., 7.00%, 11/01/28		7,205	7,713,238
RTX Corp.
6.70%, 08/01/28		3,450	3,640,757
5.15%, 02/27/33		3,077	3,051,138
5.40%, 05/01/35		7,092	7,097,340
4.35%, 04/15/47		1,188	975,757
4.05%, 05/04/47		2,525	1,982,788
3.13%, 07/01/50		2,689	1,760,000
Security		Par (000)	Value
Aerospace & Defense (continued)
Sabena Technics SAS, (3-mo. EURIBOR + 5.00%), 7.68%, 09/30/29 (Acquired 10/28/22, cost $6,456,918)(b)(d)(i)	EUR	6,552	$ 6,786,568
Textron, Inc., 3.00%, 06/01/30	USD	2,146	1,929,487
			100,041,080
Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(a)		2,722	2,536,930
Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)		1,973	1,926,056
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(h)(n)(o)		2,487	24,870
			1,950,926
Banks — 3.2%
Associated Banc-Corp, 6.46%, 08/29/30		6,933	7,071,001
Banco Espirito Santo SA
2.63%, 05/08/17(g)(h)(o)	EUR	400	116,015
4.75%, 01/15/18(g)(h)(o)		2,200	638,084
4.00%, 01/21/19(g)(h)(o)		6,300	1,827,239
Bancolombia SA, 8.63%, 12/24/34	USD	1,252	1,309,517
Bangkok Bank PCL
5.50%, 09/21/33(a)		333	332,720
3.73%, 09/25/34(g)		600	543,942
Bank of America Corp.
5.82%, 09/15/29		7,426	7,609,359
1.92%, 10/24/31		8,252	6,893,924
2.69%, 04/22/32		4,229	3,635,209
2.97%, 02/04/33		8,796	7,560,482
5.47%, 01/23/35		11,068	11,080,107
2.68%, 06/19/41		4,288	2,976,858
4.88%, 04/01/44		3,276	2,999,751
4.33%, 03/15/50		8,627	7,062,236
4.08%, 03/20/51		6,646	5,202,664
2.97%, 07/21/52		5,531	3,515,935
Citigroup, Inc.
4.54%, 09/19/30		5,295	5,145,142
2.98%, 11/05/30		1,148	1,035,373
2.57%, 06/03/31		12,024	10,479,657
3.06%, 01/25/33		9,745	8,371,370
3.79%, 03/17/33		9,681	8,691,790
5.45%, 06/11/35		16,233	16,095,811
Series VAR, 3.07%, 02/24/28		12,921	12,428,440
FNB Corp., 5.72%, 12/11/30		10,746	10,608,810
JPMorgan Chase & Co.
2.95%, 02/24/28		9,974	9,594,359
5.57%, 04/22/28		39,011	39,673,616
2.18%, 06/01/28		5,021	4,715,996
4.51%, 10/22/28		17,470	17,315,502
4.01%, 04/23/29		1,235	1,197,387
2.07%, 06/01/29		5,540	5,033,976
4.20%, 07/23/29		7,312	7,115,292
5.30%, 07/24/29		28,704	28,992,628
5.01%, 01/23/30		35,074	35,042,120
5.58%, 04/22/30		19,526	19,911,579
5.00%, 07/22/30		42,853	42,667,675
4.60%, 10/22/30		17,331	17,001,245
4.49%, 03/24/31		13,713	13,361,669
2.52%, 04/22/31		26,836	23,641,558
1.76%, 11/19/31		26,190	21,761,657
2.58%, 04/22/32		3,154	2,705,547
2.55%, 11/08/32		43,365	36,579,103
2.96%, 01/25/33		16,582	14,333,044

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
4.59%, 04/26/33	USD	1,036	$ 993,555
4.91%, 07/25/33		3,932	3,844,383
5.77%, 04/22/35		9,844	10,069,530
5.29%, 07/22/35		25,645	25,369,720
4.26%, 02/22/48		3,771	3,122,269
3.90%, 01/23/49		1,735	1,336,660
3.11%, 04/22/51		7,803	5,164,546
3.33%, 04/22/52		6,214	4,249,074
KeyBank N.A.
3.90%, 04/13/29		4,198	3,941,696
5.00%, 01/26/33		16,368	15,698,822
Lehman Brothers Holdings Capital Trust VII, 5.86% (d)(h)(o)(p)		1,888	—
M&T Bank Corp.
5.05%, 01/27/34		2,873	2,751,332
5.39%, 01/16/36		11,310	10,956,926
Morgan Stanley Bank N.A., 4.45%, 10/15/27		4,022	3,995,330
Texas Capital Bancshares, Inc., 4.00%, 05/06/31		4,001	3,842,615
Washington Mutual Escrow Bonds
0.00%(d)(e)(h)(o)(p)		13,308	1
0.00%(d)(e)(h)(o)(p)		11,911	1
0.00%, 12/31/49(d)(e)(h)(o)(p)		2,570	—
0.00%, 12/31/49(d)(e)(h)(o)(p)		3,115	—
Wells Fargo & Co.
5.56%, 07/25/34		7,743	7,732,665
5.50%, 01/23/35		4,956	4,934,937
5.21%, 12/03/35		15,276	14,863,074
3.90%, 05/01/45		2,981	2,318,524
5.01%, 04/04/51		1,728	1,533,858
4.61%, 04/25/53		13,643	11,391,772
Zions Bancorp N.A., 6.82%, 11/19/35		13,469	13,562,818
			635,549,497
Beverages — 0.0%
Coca-Cola Co. (The), 5.30%, 05/13/54		1,513	1,459,362
Biotechnology — 0.6%
AbbVie, Inc.
5.05%, 03/15/34		21,964	21,700,024
4.55%, 03/15/35		4,718	4,435,998
4.50%, 05/14/35		10,404	9,743,122
Amgen, Inc.
4.05%, 08/18/29		2,670	2,570,809
2.45%, 02/21/30		9,275	8,201,031
5.25%, 03/02/30		29,083	29,354,371
3.35%, 02/22/32		7,369	6,565,580
4.40%, 02/22/62		8,319	6,457,424
5.75%, 03/02/63		22,249	21,338,076
Gilead Sciences, Inc.
1.65%, 10/01/30		5,508	4,606,512
2.60%, 10/01/40		3,354	2,319,108
4.80%, 04/01/44		4,441	3,974,505
4.50%, 02/01/45		1,986	1,702,262
			122,968,822
Broadline Retail — 0.1%
Amazon.com, Inc.
2.50%, 06/03/50		2,668	1,591,727
3.10%, 05/12/51		5,754	3,878,407
4.25%, 08/22/57		1,112	910,603
3.25%, 05/12/61		2,771	1,802,849
4.10%, 04/13/62		15,231	11,919,041
			20,102,627
Security		Par (000)	Value
Building Products — 0.0%
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD	1,232	$ 1,302,526
Capital Markets — 3.1%
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/54(a)		200	184,062
Apollo Debt Solutions BDC, 6.70%, 07/29/31(a)		18,408	18,904,997
Ares Strategic Income Fund, 5.70%, 03/15/28(a)		30,079	30,074,792
Blackstone Private Credit Fund
5.60%, 11/22/29(a)		8,415	8,308,163
6.00%, 11/22/34(a)		10,328	10,076,898
Blue Owl Capital Corp.
2.88%, 06/11/28		4,142	3,766,845
5.95%, 03/15/29		18,579	18,652,870
Credit Suisse AG, 2.95%, 04/09/25		2,485	2,472,695
Goldman Sachs Group, Inc. (The)
1.54%, 09/10/27		15,169	14,343,368
1.95%, 10/21/27		3,021	2,866,259
2.64%, 02/24/28		5,243	5,000,571
3.62%, 03/15/28		14,635	14,231,551
6.48%, 10/24/29		16,526	17,315,548
5.73%, 04/25/30		20,134	20,548,925
5.05%, 07/23/30		43,472	43,213,658
1.99%, 01/27/32		3,421	2,823,207
2.62%, 04/22/32		19,083	16,261,101
2.38%, 07/21/32		8,480	7,067,243
2.65%, 10/21/32		40,390	34,138,792
5.33%, 07/23/35		34,914	34,262,265
5.02%, 10/23/35		10,854	10,387,512
4.80%, 07/08/44		1,046	924,526
5.56%, 11/19/45		5,310	5,128,168
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(d)(h)(o)		7,360	1
Morgan Stanley
3.77%, 01/24/29		18,034	17,391,324
5.16%, 04/20/29		38,693	38,801,913
5.45%, 07/20/29		9,139	9,241,101
5.17%, 01/16/30		17,027	17,051,310
4.43%, 01/23/30		3,918	3,813,227
5.66%, 04/18/30		35,515	36,152,970
5.04%, 07/19/30		36,400	36,274,308
4.65%, 10/18/30		13,590	13,298,751
2.70%, 01/22/31		19,382	17,221,088
1.79%, 02/13/32		24,835	20,261,229
2.24%, 07/21/32		35,527	29,416,932
2.51%, 10/20/32		10,682	8,950,516
2.94%, 01/21/33		5,977	5,120,903
5.32%, 07/19/35		21,443	21,091,534
UBS AG, 3.70%, 02/21/25		9,905	9,885,179
			604,926,302
Chemicals — 0.1%
Braskem Netherlands Finance BV, 8.00%, 10/15/34(a)		200	190,354
Ecolab, Inc., 2.13%, 08/15/50		3,280	1,757,811
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27(a)		359	364,015
9.75%, 11/15/28(a)		2,149	2,280,124
Pioneer Midco, (10.50% PIK), 10.50%, 11/18/30(a)(c)(d)(q)		7,893	8,090,793
			12,683,097
Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)		866	871,929

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Covanta Holding Corp., 4.88%, 12/01/29(a)	USD	585	$ 541,019
Garda World Security Corp., 7.75%, 02/15/28(a)		377	389,029
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		6,925	6,891,464
			8,693,441
Communications Equipment — 0.1%
CommScope LLC, 6.00%, 03/01/26(a)		6,279	6,247,605
Juniper Networks, Inc., 5.95%, 03/15/41		1,008	993,606
Motorola Solutions, Inc., 5.60%, 06/01/32		2,687	2,741,889
			9,983,100
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 0.00%, 07/03/17(d)(e)(g)(h)(o)	CNH	340	—
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(g)	USD	384	366,240
IHS Holding Ltd., 6.25%, 11/29/28(a)		1,108	1,048,445
			1,414,685
Consumer Finance — 0.3%
American Express Co., 5.28%, 07/26/35		7,717	7,631,900
Capital One Financial Corp., 5.27%, 05/10/33		10,461	10,186,659
General Motors Financial Co., Inc.
4.00%, 01/15/25		8,367	8,363,488
5.95%, 04/04/34		4,999	5,025,116
5.45%, 09/06/34		19,354	18,782,647
Synchrony Financial, 7.25%, 02/02/33		15,096	15,583,199
			65,573,009
Consumer Staples Distribution & Retail — 0.0%
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(g)		640	635,507
CVS Health Corp.
4.78%, 03/25/38		4,194	3,626,434
6.13%, 09/15/39		1,843	1,800,160
4.13%, 04/01/40		1,287	1,005,277
			7,067,378
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 4.13%, 08/15/26(a)		10,163	9,146,700
Berry Global, Inc., 5.65%, 01/15/34(a)		968	970,772
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)		1,148	1,171,201
Trivium Packaging Finance BV
5.50%, 08/15/26(a)		942	928,511
8.50%, 08/15/27(a)		708	706,912
			12,924,096
Diversified REITs — 1.9%
American Tower Corp.
3.95%, 03/15/29		1,687	1,616,400
2.90%, 01/15/30		1,063	957,317
1.88%, 10/15/30		6,764	5,668,065
2.70%, 04/15/31		6,434	5,554,513
5.45%, 02/15/34		24,141	24,182,262
Crown Castle, Inc.
3.30%, 07/01/30		5,768	5,240,761
2.25%, 01/15/31		13,810	11,605,200
2.10%, 04/01/31		10,562	8,741,759
2.50%, 07/15/31		3,294	2,774,098
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34		1,959	1,966,454
Equinix, Inc.
2.15%, 07/15/30		11,066	9,523,745
2.50%, 05/15/31		16,550	14,145,941
Security		Par (000)	Value
Diversified REITs (continued)
Equinix, Inc.
3.90%, 04/15/32	USD	12,081	$ 11,127,322
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		7,538	7,606,785
5.30%, 01/15/29		14,111	14,008,707
4.00%, 01/15/30		12,777	11,900,246
4.00%, 01/15/31		13,342	12,203,443
3.25%, 01/15/32		17,023	14,580,264
6.75%, 12/01/33		6,140	6,499,651
6.25%, 09/15/54		19,654	19,615,503
VICI Properties LP
4.75%, 02/15/28		21,086	20,908,749
4.95%, 02/15/30		17,121	16,782,051
5.13%, 05/15/32		43,790	42,637,338
6.13%, 04/01/54		7,245	7,198,399
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		4,363	4,318,575
4.25%, 12/01/26(a)		19,217	18,898,127
5.75%, 02/01/27(a)		11,285	11,382,045
3.75%, 02/15/27(a)		11,680	11,332,915
4.50%, 01/15/28(a)		6,647	6,500,696
3.88%, 02/15/29(a)		12,680	11,948,258
4.63%, 12/01/29(a)		17,907	17,151,957
4.13%, 08/15/30(a)		18,074	16,793,764
			375,371,310
Diversified Telecommunication Services — 0.5%
AT&T Inc.
5.45%, 03/01/47		1,917	1,810,735
4.50%, 03/09/48		12,361	10,207,794
4.55%, 03/09/49		1,749	1,450,814
3.65%, 06/01/51		1,314	927,982
5.70%, 03/01/57		1,393	1,336,923
3.80%, 12/01/57		11,573	7,984,257
3.65%, 09/15/59		32,680	21,646,116
3.85%, 06/01/60		7,719	5,347,308
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)		1,281	1,061,949
Connect Finco Sarl/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)		1,213	1,104,806
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (12.00% PIK), 12.00%, 05/25/27(q)		561	555,042
Digicel Midco Ltd./Difl U.S. II LLC, (10.50% PIK), 10.50%, 11/25/28(q)		395	354,468
Frontier Florida LLC, Series E, 6.86%, 02/01/28		4,835	4,943,787
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,526,250
Iliad Holding SASU, 7.00%, 04/15/32(a)		575	577,909
Level 3 Financing, Inc., 10.00%, 10/15/32(a)		3,115	3,096,022
Verizon Communications, Inc.
1.50%, 09/18/30		12,000	9,954,143
1.68%, 10/30/30		9,211	7,660,024
2.36%, 03/15/32		5,691	4,719,563
5.85%, 09/15/35		954	980,807
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		1,867	1,721,857
			88,968,556
Electric Utilities — 2.7%
AEP Texas, Inc.
4.70%, 05/15/32		2,554	2,443,595
5.40%, 06/01/33		2,146	2,126,202
3.80%, 10/01/47		2,473	1,777,628
3.45%, 05/15/51		1,498	993,108
5.25%, 05/15/52		1,084	975,990

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
AEP Texas, Inc.
Series G, 4.15%, 05/01/49	USD	1,231	$ 929,344
Series H, 3.45%, 01/15/50		2,823	1,897,395
AEP Transmission Co. LLC
3.75%, 12/01/47		4,846	3,592,677
3.15%, 09/15/49		3,515	2,316,167
Series M, 3.65%, 04/01/50		831	600,213
Series N, 2.75%, 08/15/51		3,672	2,205,373
Series O, 4.50%, 06/15/52		1,737	1,437,908
AES Andes SA, 6.30%, 03/15/29(a)		200	200,388
Alabama Power Co.
3.85%, 12/01/42		3,162	2,511,527
3.75%, 03/01/45		7,807	5,977,247
4.30%, 01/02/46		3,535	2,934,256
Alexander Funding Trust II, 7.47%, 07/31/28(a)		1,800	1,900,260
Baltimore Gas & Electric Co.
3.75%, 08/15/47		2,943	2,193,164
3.20%, 09/15/49		6,001	3,964,326
5.40%, 06/01/53		974	926,984
Diamond II Ltd., 7.95%, 07/28/26(g)		3,000	3,040,313
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53		1,735	1,867,122
Duke Energy Carolinas LLC
3.75%, 06/01/45		2,487	1,903,164
3.70%, 12/01/47		5,364	3,971,476
3.95%, 03/15/48		2,643	2,024,798
3.20%, 08/15/49		4,688	3,123,813
3.55%, 03/15/52		3,193	2,248,997
5.35%, 01/15/53		1,874	1,782,741
5.40%, 01/15/54		2,661	2,548,735
Duke Energy Corp.
3.95%, 08/15/47		3,057	2,274,660
5.00%, 08/15/52		4,645	4,053,640
Duke Energy Florida LLC
1.75%, 06/15/30		5,482	4,650,898
4.20%, 07/15/48		5	4,002
3.00%, 12/15/51		8,639	5,381,670
5.95%, 11/15/52		1,232	1,251,566
6.20%, 11/15/53		886	933,721
Duke Energy Ohio, Inc., 5.55%, 03/15/54		1,052	1,017,124
Duke Energy Progress LLC
3.70%, 10/15/46		6,073	4,501,240
2.50%, 08/15/50		5,236	3,029,111
4.00%, 04/01/52		4,209	3,216,653
5.35%, 03/15/53		7,886	7,467,539
Edison International
4.95%, 04/15/25		1,736	1,734,567
5.75%, 06/15/27		4,149	4,218,267
4.13%, 03/15/28		5,223	5,064,501
5.25%, 11/15/28		9,577	9,598,848
5.45%, 06/15/29		1,100	1,109,944
6.95%, 11/15/29		8,877	9,479,810
Eesti Energia AS, 7.88%, 10/15/2173(g)(p)	EUR	1,525	1,671,276
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	USD	1,400	1,378,286
FirstEnergy Corp.
2.05%, 03/01/25		667	662,610
Series B, 3.90%, 07/15/27		19,578	19,064,904
Series C, 4.85%, 07/15/47		9,931	8,470,463
Series C, 3.40%, 03/01/50		24,490	16,629,597
FirstEnergy Transmission LLC
5.00%, 01/15/35(a)		23,523	22,726,571
Security		Par (000)	Value
Electric Utilities (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	USD	20,010	$ 16,751,691
Florida Power & Light Co.
3.70%, 12/01/47		5,039	3,777,843
3.99%, 03/01/49		6,574	5,138,159
3.15%, 10/01/49		4,317	2,909,859
2.88%, 12/04/51		1,882	1,176,304
5.30%, 04/01/53		991	944,011
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(a)		521	491,587
Georgia Power Co.
4.70%, 05/15/32		10,400	10,132,617
5.13%, 05/15/52		10,619	9,850,965
Series A, 3.25%, 03/15/51		1,420	957,164
India Green Power Holdings, 4.00%, 02/22/27(g)		395	374,553
Jersey Central Power & Light Co., 5.10%, 01/15/35(a)		3,045	2,970,187
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54		6,583	6,346,410
MidAmerican Energy Co.
3.65%, 08/01/48		3,347	2,480,233
4.25%, 07/15/49		1,704	1,381,168
3.15%, 04/15/50		3,411	2,288,645
5.85%, 09/15/54		4,304	4,374,184
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(g)		2,287	2,193,248
Northern States Power Co., 5.35%, 11/01/39		945	927,982
NRG Energy, Inc.
4.45%, 06/15/29(a)		5,389	5,146,940
7.00%, 03/15/33(a)		23,476	25,340,562
6.25%, 11/01/34(a)		3,440	3,374,107
Ohio Power Co.
4.00%, 06/01/49		3,489	2,615,109
Series P, 2.60%, 04/01/30		2,332	2,065,114
Series R, 2.90%, 10/01/51		6,843	4,112,654
Pacific Gas & Electric Co.
4.95%, 07/01/50		30,339	26,327,847
5.25%, 03/01/52		3,249	2,909,872
6.75%, 01/15/53		4,277	4,659,928
6.70%, 04/01/53		11,091	12,003,752
5.90%, 10/01/54		2,762	2,724,108
PECO Energy Co.
3.05%, 03/15/51		2,116	1,367,802
2.85%, 09/15/51		7,028	4,354,234
4.60%, 05/15/52		2,776	2,383,832
PG&E Corp.
5.25%, 07/01/30		16,083	15,742,467
7.38%, 03/15/55		9,885	10,144,303
Public Service Electric & Gas Co.
3.15%, 01/01/50		2,288	1,538,771
3.00%, 03/01/51		1,443	932,444
5.13%, 03/15/53		1,568	1,460,382
San Diego Gas & Electric Co., Series RRR, 3.75%, 06/01/47		4,585	3,435,358
Southern California Edison Co.
5.65%, 10/01/28		4,923	5,039,452
2.25%, 06/01/30		8,639	7,506,326
5.45%, 06/01/31		4,029	4,093,902
5.95%, 11/01/32		3,777	3,939,157
6.00%, 01/15/34		2,548	2,667,862
5.20%, 06/01/34		5,793	5,731,411
Series 05-E, 5.35%, 07/15/35		3,142	3,130,663

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co.
Series A, 4.20%, 03/01/29	USD	1,064	$ 1,031,815
Series G, 2.50%, 06/01/31		5,708	4,885,573
Southern Co. (The)
5.20%, 06/15/33		3,339	3,300,771
4.85%, 03/15/35		14,333	13,674,107
4.25%, 07/01/36		1,084	973,264
System Energy Resources, Inc., 5.30%, 12/15/34		1,965	1,924,970
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		13,300	13,234,113
Vistra Operations Co. LLC
5.05%, 12/30/26(a)		4,530	4,533,982
6.95%, 10/15/33(a)		31,634	34,038,279
6.00%, 04/15/34(a)		14,213	14,402,758
5.70%, 12/30/34(a)		6,047	5,983,536
			542,204,716
Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.50%, 05/11/31		4,825	4,108,295
Energy Equipment & Services — 0.0%
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.34%, 09/30/29(a)(b)(d)		2,812	2,770,246
Transocean, Inc., 8.25%, 05/15/29(a)		1,674	1,639,800
Venture Global LNG, Inc., 9.00%, 03/30/2173(a)(p)		1,775	1,855,841
			6,265,887
Financial Services — 0.6%
ABRA Global Finance, (8.00% PIK), 14.00%, 10/22/29(a)(q)		2,968	2,875,075
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)		216	218,700
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)		21,025	21,151,150
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		731	711,846
Azul Secured Finance LLP, 11.93%, 08/28/28(a)(q)		859	863,435
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)		1,306	1,320,195
Envalior Deutschland Gmbh, (6-mo. EURIBOR at 0.00% Floor + 9.50%) (12.66% Cash or 12.66% PIK), 9.50%, 04/01/31(b)(d)(q)	EUR	10,203	9,948,146
Glencore Funding LLC
2.50%, 09/01/30(a)	USD	10,525	9,123,949
6.38%, 10/06/30(a)		13,653	14,338,841
2.85%, 04/27/31(a)		6,464	5,578,564
2.63%, 09/23/31(a)		8,363	7,054,609
Homes By West Bay LLC, 11.00%, 02/06/30(d)		21,604	21,712,020
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 13.40%, 01/05/28(a)(b)(d)		11,442	10,669,875
Magellan Capital Holdings PLC, 8.38%, 07/08/29(g)		838	863,349
Muthoot Finance Ltd., 7.13%, 02/14/28(a)		234	238,680
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/28(a)		1,069	1,038,193
Oceana Australian Fixed Income Trust
12.00%, 07/31/25(d)	AUD	2,009	1,246,579
12.50%, 07/31/26(d)		3,013	1,880,002
12.50%, 07/31/27(d)		5,022	3,154,992
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)	USD	613	642,242
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(d)		900	883,504
Security		Par (000)	Value
Financial Services (continued)
Sun Country Airlines
Series 2022-1A, 4.84%, 03/15/31(d)	USD	3,541	$ 3,484,080
UWM Holdings LLC, 6.63%, 02/01/30(a)		1,497	1,487,751
			120,485,777
Food Products — 0.0%
MHP Lux SA, 6.25%, 09/19/29(g)		691	576,985
Pilgrim’s Pride Corp., 6.25%, 07/01/33		3,142	3,201,282
			3,778,267
Gas Utilities — 0.0%
ONE Gas, Inc., 5.10%, 04/01/29		1,865	1,877,853
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		4,095	3,495,859
			5,373,712
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50		5,211	3,765,385
3.05%, 02/15/51		4,713	3,094,189
3.30%, 09/15/51		1,548	1,061,253
4.45%, 01/15/53		2,114	1,770,779
5.50%, 03/15/55		5,916	5,811,455
CSX Corp.
4.10%, 03/15/44		1,189	973,786
4.90%, 03/15/55		6,474	5,782,167
Norfolk Southern Corp.
4.05%, 08/15/52		4,432	3,400,838
3.70%, 03/15/53		5,911	4,248,108
3.16%, 05/15/55		6,817	4,305,662
Uber Technologies, Inc., 5.35%, 09/15/54		1,259	1,170,756
Union Pacific Corp.
3.55%, 05/20/61		3,561	2,374,672
2.97%, 09/16/62		8,883	5,111,008
3.85%, 02/14/72		3,852	2,672,891
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,135	2,097,995
			47,640,944
Health Care Equipment & Supplies — 0.0%
Solventum Corp., 6.00%, 05/15/64(a)		8,307	8,100,836
Health Care Providers & Services — 0.8%
Elevance Health, Inc.
4.38%, 12/01/47		3,403	2,742,953
3.60%, 03/15/51		5,340	3,715,225
6.10%, 10/15/52		3,245	3,278,438
5.65%, 06/15/54		1,316	1,261,008
HCA, Inc.
5.25%, 06/15/26		22,497	22,551,540
5.38%, 09/01/26		15,542	15,588,624
5.88%, 02/01/29		205	209,231
3.50%, 09/01/30		18,610	16,901,611
5.45%, 04/01/31		26,293	26,240,086
2.38%, 07/15/31		4,056	3,366,221
5.45%, 09/15/34		11,481	11,190,431
3.50%, 07/15/51		2,433	1,573,568
4.63%, 03/15/52		10,059	7,849,851
6.00%, 04/01/54		4,171	3,973,351
Humana, Inc.
5.38%, 04/15/31		1,869	1,853,363
5.88%, 03/01/33		1,931	1,938,120
Select Medical Corp., 6.25%, 12/01/32(a)		2,676	2,575,546
UnitedHealth Group, Inc.
3.75%, 10/15/47		3,726	2,770,413
4.45%, 12/15/48		1,298	1,069,107

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
3.25%, 05/15/51	USD	8,623	$ 5,692,486
4.75%, 05/15/52		2,297	1,968,064
3.88%, 08/15/59		1,344	951,460
3.13%, 05/15/60		1,497	890,725
6.05%, 02/15/63		4,373	4,465,220
5.50%, 04/15/64		1,960	1,831,071
5.75%, 07/15/64		999	970,690
			147,418,403
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		1,876	1,765,388
Service Properties Trust
5.50%, 12/15/27		397	371,245
8.38%, 06/15/29		5,709	5,519,193
8.88%, 06/15/32		6,194	5,732,601
XHR LP, 4.88%, 06/01/29(a)		289	272,642
			13,661,069
Hotels, Restaurants & Leisure — 0.2%
Affinity Interactive, 6.88%, 12/15/27(a)		1,122	842,174
Full House Resorts, Inc., 8.25%, 02/15/28(a)		562	557,645
Grupo Posadas SAB de CV, 7.00%, 12/30/27(c)(g)(q)		1,274	1,149,075
HR Ottawa LP, 11.00%, 03/31/31(a)		23,577	25,432,434
Melco Resorts Finance Ltd.
4.88%, 06/06/25(g)		300	297,375
7.63%, 04/17/32(a)		615	617,589
MGM China Holdings Ltd., 7.13%, 06/26/31(a)		280	282,800
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,349	1,271,845
Minor International PCL, 2.70%, 01/19/2172(g)(p)		500	480,145
REXLot Holdings Ltd., 4.50%, 04/17/19(d)(g)(h)(n)(o)	HKD	1,161	—
Sands China Ltd.
5.13%, 08/08/25	USD	400	398,000
5.40%, 08/08/28		300	296,250
Sonder Holdings, Inc.
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 13.71%, 12/10/27(b)(d)		10,280	9,714,921
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 13.71%, 12/10/27(b)(d)		1,365	1,290,154
Studio City Co. Ltd., 7.00%, 02/15/27(g)		4,230	4,247,184
			46,877,591
Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		3,130	3,133,540
4.63%, 08/01/29(a)		430	395,606
4.63%, 04/01/30(a)		1,180	1,070,703
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		3,721	3,771,940
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		742	689,757
Century Communities, Inc., 6.75%, 06/01/27		249	249,143
DR Horton, Inc., 5.00%, 10/15/34		1,000	965,386
Landsea Homes Corp., 11.00%, 07/17/28(d)		20,532	21,995,932
LG Electronics, Inc., 5.63%, 04/24/27(a)		263	265,974
LGI Homes, Inc.
8.75%, 12/15/28(a)		1,568	1,644,749
7.00%, 11/15/32(a)		1,647	1,630,761
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,074	1,050,096
Security		Par (000)	Value
Household Durables (continued)
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD	1,691	$ 1,573,133
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,019	972,284
			39,409,004
Independent Power and Renewable Electricity Producers — 0.1%
Continuum Energy Pte Ltd., (12.85% Cash & 7.85% PIK), 12.85%, 09/11/27(a)(d)(q)		9,598	9,970,122
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(q)		2,692	1,641,926
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(q)		2,054	403,581
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(g)		373	375,876
Stem, Inc., 0.50%, 12/01/28(a)(n)		622	167,940
			12,559,445
Industrial Conglomerates — 0.0%
Honeywell International, Inc.
2.80%, 06/01/50		1,545	968,784
5.25%, 03/01/54		2,103	1,969,421
5.35%, 03/01/64		1,945	1,823,397
			4,761,602
Insurance — 0.1%
Ambac Assurance Corp., 5.10% (a)(p)		462	637,840
American International Group, Inc.
4.75%, 04/01/48		1,107	977,988
4.38%, 06/30/50		2,263	1,870,167
Arthur J. Gallagher & Co.
6.75%, 02/15/54		2,051	2,270,795
5.55%, 02/15/55		2,764	2,653,804
FWD Group Holdings Ltd., 8.40%, 04/05/29(g)		1,680	1,772,400
Marsh & McLennan Cos., Inc.
6.25%, 11/01/52		1,793	1,914,759
5.45%, 03/15/53		997	962,633
5.70%, 09/15/53		4,252	4,261,428
			17,321,814
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
4.65%, 08/15/62		19,080	16,192,600
5.75%, 05/15/63		4,463	4,506,497
5.55%, 08/15/64		8,652	8,434,260
			29,133,357
IT Services — 0.2%
Gartner, Inc.
4.50%, 07/01/28(a)		11,608	11,311,366
3.63%, 06/15/29(a)		22,532	20,930,070
Global Payments, Inc.
5.30%, 08/15/29		991	992,734
2.90%, 05/15/30		1,985	1,767,225
5.95%, 08/15/52		1,249	1,210,760
Mastercard, Inc.
3.95%, 02/26/48		3,036	2,432,892
3.85%, 03/26/50		3,522	2,725,268
			41,370,315
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 2.10%, 06/04/30		1,722	1,482,593

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery — 0.0%
Caterpillar, Inc.
3.25%, 09/19/49	USD	3,953	$ 2,744,258
3.25%, 04/09/50		1,349	931,905
			3,676,163
Media — 0.5%
AMC Networks, Inc.
10.25%, 01/15/29(a)		1,426	1,514,095
4.25%, 02/15/29		2,822	2,215,183
4.25%, 02/15/29(a)(n)		1,097	1,117,569
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48		3,035	2,594,436
4.80%, 03/01/50		7,272	5,462,415
3.70%, 04/01/51		13,496	8,430,399
3.90%, 06/01/52		12,954	8,333,441
3.85%, 04/01/61		21,245	12,802,021
Comcast Corp.
3.97%, 11/01/47		1,806	1,368,557
2.80%, 01/15/51		10,250	6,092,070
2.65%, 08/15/62		6,215	3,256,113
2.99%, 11/01/63		18,534	10,460,235
CSC Holdings LLC
5.50%, 04/15/27(a)		3,346	2,994,668
11.25%, 05/15/28(a)		773	762,884
11.75%, 01/31/29(a)		1,731	1,709,494
DISH Network Corp.
0.00%, 12/15/25(e)(n)		3,089	2,764,648
3.38%, 08/15/26(n)		892	740,358
Paramount Global
3.70%, 10/04/26		4,155	4,001,936
2.90%, 01/15/27		8,736	8,360,227
3.38%, 02/15/28		3,519	3,311,516
5.85%, 09/01/43		2,461	2,138,526
5.25%, 04/01/44		4,000	3,107,961
4.90%, 08/15/44		1,052	796,370
4.60%, 01/15/45		1,518	1,113,350
			95,448,472
Metals & Mining — 0.1%
Anglo American Capital PLC
5.63%, 04/01/30(a)		3,642	3,677,291
5.50%, 05/02/33(a)		2,419	2,393,310
4.75%, 03/16/52(a)		2,254	1,868,701
6.00%, 04/05/54(a)		2,368	2,331,746
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)		691	690,291
CSN Resources SA, 5.88%, 04/08/32(a)		232	187,848
Mineral Resources Ltd., 9.25%, 10/01/28(a)		839	880,254
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)		458	456,282
6.95%, 10/17/31(a)		578	571,862
Periama Holdings LLC, 5.95%, 04/19/26(g)		425	424,150
Samarco Mineracao SA
(9.00% PIK), 9.00%, 06/30/31(a)(q)		56	54,269
(9.00% PIK), 9.00%, 06/30/31(g)(q)		2,994	2,888,926
Vale Overseas Ltd., 6.40%, 06/28/54		195	190,613
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		3,460	3,589,750
11.25%, 12/03/31(a)		1,019	1,075,045
Volcan Cia Minera SAA, 8.75%, 01/24/30(a)		179	170,388
			21,450,726
Security		Par (000)	Value
Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., 4.40%, 07/01/32	USD	2,034	$ 1,925,807
NiSource, Inc.
5.40%, 06/30/33		947	947,933
5.35%, 04/01/34		4,752	4,712,656
Virginia Electric & Power Co.
4.60%, 12/01/48		2,212	1,865,537
5.45%, 04/01/53		2,745	2,611,815
5.70%, 08/15/53		2,087	2,057,944
Series B, 3.80%, 09/15/47		1,298	972,622
			15,094,314
Oil, Gas & Consumable Fuels — 4.7%
3R Lux S.a.r.l, 9.75%, 02/05/31(a)		383	394,456
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(a)		200	180,562
Antero Resources Corp.
7.63%, 02/01/29(a)		17,187	17,593,657
5.38%, 03/01/30(a)		11,157	10,780,289
Apache Corp., 5.25%, 02/01/42		2,915	2,527,383
Buckeye Partners LP, 4.13%, 03/01/25(a)		415	413,888
California Resources Corp., 8.25%, 06/15/29(a)		1,230	1,247,279
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)		2,504	2,544,622
Cameron LNG LLC
3.30%, 01/15/35(a)		17,845	14,725,926
3.40%, 01/15/38(a)		10,195	8,460,602
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		12,900	12,969,214
3.70%, 11/15/29		5,195	4,877,206
2.74%, 12/31/39		21,789	17,360,530
Cheniere Energy Partners LP
4.00%, 03/01/31		28,437	26,295,891
3.25%, 01/31/32		16,504	14,310,835
5.75%, 08/15/34(a)		15,184	15,284,807
Cheniere Energy, Inc., 5.65%, 04/15/34		38,448	38,668,845
Chesapeake Energy Corp., 6.13%, 02/15/21(d)(h)(o)		9,090	1
Chevron Corp., 3.08%, 05/11/50		1,391	919,955
Chevron U.S.A., Inc.
5.25%, 11/15/43		5,001	4,868,509
2.34%, 08/12/50		5,218	2,932,885
Civitas Resources, Inc.
5.00%, 10/15/26(a)		1,980	1,948,335
8.38%, 07/01/28(a)		1,810	1,879,809
ConocoPhillips Co.
3.80%, 03/15/52		2,923	2,133,819
4.03%, 03/15/62		6,059	4,378,072
5.70%, 09/15/63		1,361	1,304,689
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 02/01/31(a)		33,998	35,552,593
Devon Energy Corp.
5.25%, 10/15/27		6,792	6,798,598
5.88%, 06/15/28		2,489	2,499,434
Diamondback Energy, Inc.
3.25%, 12/01/26		65,115	63,410,002
3.50%, 12/01/29		48,137	44,770,277
3.13%, 03/24/31		55,951	49,457,004
4.40%, 03/24/51		8,152	6,316,110
4.25%, 03/15/52		9,427	7,108,942
6.25%, 03/15/53		6,219	6,203,927
5.75%, 04/18/54		11,402	10,699,975
5.90%, 04/18/64		26,067	24,469,947

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(a)	USD	2,171	$ 2,216,881
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		1,780	1,678,815
EIG Pearl Holdings S.a.r.l, 4.39%, 11/30/46(a)		262	203,461
Energy Transfer LP
5.30%, 04/15/47		1,423	1,258,432
5.40%, 10/01/47		6,894	6,193,748
6.00%, 06/15/48		3,930	3,796,029
6.25%, 04/15/49		2,632	2,634,204
5.00%, 05/15/50		14,481	12,285,042
5.95%, 05/15/54		4,040	3,905,660
6.05%, 09/01/54		2,371	2,320,504
EQM Midstream Partners LP
6.50%, 07/01/27(a)		8,000	8,103,743
4.50%, 01/15/29(a)		13,485	12,836,935
7.50%, 06/01/30(a)		1,108	1,178,670
EQT Corp.
3.13%, 05/15/26(a)		12,370	12,037,420
3.90%, 10/01/27		22,864	22,232,676
5.70%, 04/01/28		14,621	14,826,220
5.00%, 01/15/29		19,822	19,537,459
7.00%, 02/01/30		14,839	15,760,265
3.63%, 05/15/31(a)		31,395	27,975,015
5.75%, 02/01/34		13,779	13,696,581
Expand Energy Corp.
6.63%, 08/15/20(d)(h)(o)		623	—
5.38%, 06/15/21(d)(h)(o)		425	—
5.70%, 01/15/35		3,855	3,783,620
Exxon Mobil Corp.
4.23%, 03/19/40		2,893	2,536,600
3.10%, 08/16/49		1,380	919,338
3.45%, 04/15/51		6,711	4,704,318
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		1,750	1,619,730
Hess Corp.
7.30%, 08/15/31		6,412	7,121,010
6.00%, 01/15/40		1,812	1,886,919
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		2,734	2,857,397
5.50%, 03/01/44		1,001	927,733
5.40%, 09/01/44		1,080	985,514
MC Brazil Downstream Trading S.a.r.l
7.25%, 06/30/31(a)		879	733,047
7.25%, 06/30/31(g)		220	183,454
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(g)		3,000	2,984,610
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)		877	922,218
NGPL PipeCo LLC, 3.25%, 07/15/31(a)		18,873	16,277,831
Ovintiv, Inc., 7.10%, 07/15/53		4,845	5,156,676
Petroleos de Venezuela SA, 9.75%, 05/17/35(g)(h)(o)		3,093	346,416
Petroleos Mexicanos, 7.50%, 03/20/26		22,921	22,892,349
Pioneer Natural Resources Co.
1.90%, 08/15/30		2,877	2,451,326
2.15%, 01/15/31		2,842	2,412,234
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)		205	205,902
Raizen Fuels Finance SA
6.45%, 03/05/34(a)		270	267,300
6.95%, 03/05/54(a)		200	195,702
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		4,428	4,429,693
5.88%, 06/30/26		17,848	18,017,644
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	USD	22,878	$ 22,925,497
4.20%, 03/15/28		2,727	2,662,504
4.50%, 05/15/30		30,249	29,301,436
5.90%, 09/15/37		9,488	9,636,094
Saudi Arabian Oil Co., 5.88%, 07/17/64(a)		264	245,322
SierraCol Energy Andina LLC, 6.00%, 06/15/28(g)		248	223,322
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)		1,352	1,389,959
South Bow U.S.A. Infrastructure Holdings LLC, 4.91%, 09/01/27(a)		3,339	3,327,865
Targa Resources Corp.
4.20%, 02/01/33		7,072	6,421,483
6.50%, 03/30/34		1,816	1,918,700
5.50%, 02/15/35		6,737	6,628,012
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		8,680	8,585,836
4.88%, 02/01/31		15,440	14,907,956
4.00%, 01/15/32		14,451	13,146,800
Texas Eastern Transmission LP, 7.00%, 07/15/32		980	1,071,940
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		674	687,734
Vantage Drilling International, 9.50%, 02/15/28(a)		250	249,949
Viper Energy Partners LP, 5.38%, 11/01/27(a)		32,192	31,743,739
Viper Energy, Inc., 7.38%, 11/01/31(a)		11,860	12,416,712
Vista Energy Argentina SAU, 7.63%, 12/10/35(a)		1,744	1,732,664
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)		1,053	1,013,223
			926,021,963
Paper & Forest Products — 0.0%
LD Celulose International GmbH, 7.95%, 01/26/32(a)		200	200,062
Suzano Austria GmbH, 5.00%, 01/15/30		351	335,863
			535,925
Passenger Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(a)		10	10,067
Allegiant Travel Co., 7.25%, 08/15/27(a)		1,070	1,075,407
American Airlines Pass-Through Trust, 3.50%, 12/15/27(d)		2,996	2,909,687
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)		17,430	17,017,781
Gol Finance SA, (1-mo. CME Term SOFR + 10.50%), 14.86%, 01/29/25(a)(b)		970	1,003,743
Latam Airlines Group SA, 7.88%, 04/15/30(a)		700	705,688
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)		4,356	4,383,273
Spirit Airlines Pass-Through Trust
4.10%, 04/01/28(h)(o)		92	85,196
3.38%, 02/15/30(h)(o)		1,067	953,554
3.65%, 02/15/30(h)(o)		2,800	2,450,604
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		676	637,009
United Airlines Pass-Through Trust, Series 2024-1, A, 5.88%, 02/15/37		11,276	11,473,715
			42,705,724
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
3.90%, 03/15/62		1,701	1,216,813
6.40%, 11/15/63		1,802	1,929,905

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
5.65%, 02/22/64	USD	1,356	$ 1,304,987
Eli Lilly & Co.
3.95%, 03/15/49		1,357	1,061,568
4.15%, 03/15/59		1,109	870,233
5.20%, 08/14/64		1,001	931,960
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33		1,029	999,860
5.30%, 05/19/53		8,517	7,974,662
Pfizer, Inc., 2.70%, 05/28/50		3,034	1,866,636
			18,156,624
Real Estate Management & Development — 0.2%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(g)		906	938,842
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(g)(h)(o)		465	10,463
11.75%, 04/17/22(g)(h)(o)		2,430	54,675
7.95%, 07/05/22(g)(h)(o)		530	11,925
12.25%, 10/18/22(g)(h)(o)		200	4,500
10.88%, 01/09/23(g)(h)(o)		2,657	59,782
11.88%, 06/01/23(g)(h)(o)		1,093	24,593
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)(c)		1,930	1,963,281
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,413	1,364,908
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)		2,364	2,296,236
NNN REIT, Inc., 3.00%, 04/15/52		5,094	3,091,825
Resort Communities LoanCo LP, 12.50%, 11/30/28(a)(d)		28,966	29,111,069
			38,932,099
Residential REITs — 0.0%
National Retail Properties, Inc., 3.50%, 04/15/51		7,070	4,778,746
Semiconductors & Semiconductor Equipment — 0.4%
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 09/20/24, cost $12,491,244)(d)(i)		12,491	12,584,928
Broadcom, Inc.
5.15%, 11/15/31		992	998,423
4.30%, 11/15/32		7,962	7,509,308
3.42%, 04/15/33(a)		6,784	5,938,249
3.47%, 04/15/34(a)		11,639	10,087,058
4.80%, 10/15/34		16,765	16,177,992
3.14%, 11/15/35(a)		6,313	5,155,649
Intel Corp.
3.05%, 08/12/51		3,469	1,978,651
3.10%, 02/15/60		5,409	2,887,153
5.05%, 08/05/62		3,413	2,663,123
KLA Corp.
4.70%, 02/01/34		3,245	3,149,451
5.00%, 03/15/49		2,871	2,640,932
3.30%, 03/01/50		6,646	4,590,276
Lam Research Corp., 3.13%, 06/15/60		1,675	1,025,570
Texas Instruments, Inc.
4.10%, 08/16/52		2,249	1,771,463
5.00%, 03/14/53		1,686	1,544,625
			80,702,851
Software — 0.5%
AppLovin Corp.
5.38%, 12/01/31		23,435	23,441,090
5.95%, 12/01/54		17,988	17,717,267
Cloud Software Group, Inc., 9.00%, 09/30/29(a)		866	879,244
Core Scientific, Inc., 0.00%, 06/15/31(a)(e)(n)		546	535,080
Dye & Durham Ltd., 8.63%, 04/15/29(a)		1,193	1,251,174
Security		Par (000)	Value
Software (continued)
GoTo Group, Inc.
5.50%, 05/01/28(a)	USD	425	$ 362,312
5.50%, 05/01/28(a)		1,925	779,625
Oracle Corp.
4.00%, 07/15/46		2,880	2,216,370
3.60%, 04/01/50		31,396	21,996,335
3.95%, 03/25/51		19,248	14,257,103
5.55%, 02/06/53		5,495	5,191,639
4.10%, 03/25/61		3,929	2,820,632
5.50%, 09/27/64		7,314	6,691,623
Playtika Holding Corp., 4.25%, 03/15/29(a)		349	316,369
			98,455,863
Specialized REITs — 0.0%
Extra Space Storage LP, 5.50%, 07/01/30		4,343	4,418,576
Specialty Retail — 0.2%
Home Depot, Inc. (The)
3.35%, 04/15/50		1,858	1,295,303
3.63%, 04/15/52		2,263	1,642,151
4.95%, 09/15/52		5,432	4,945,425
3.50%, 09/15/56		4,389	3,042,579
5.40%, 06/25/64		3,702	3,548,509
Lowe’s Cos., Inc.
2.80%, 09/15/41		1,417	972,303
3.70%, 04/15/46		3,899	2,884,817
5.13%, 04/15/50		792	708,795
3.50%, 04/01/51		2,728	1,860,385
5.63%, 04/15/53		7,882	7,574,505
5.75%, 07/01/53		4,366	4,274,727
			32,749,499
Technology Hardware, Storage & Peripherals — 0.1%
CA Magnum Holdings, 5.38%, 10/31/26(g)		400	390,500
Dell International LLC/EMC Corp.
5.40%, 04/15/34		2,084	2,078,971
3.38%, 12/15/41		1,629	1,198,498
3.45%, 12/15/51		1,397	948,198
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		2,366	2,454,342
Hewlett Packard Enterprise Co., 6.35%, 10/15/45		3,686	3,825,398
			10,895,907
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.38%, 03/27/50		3,939	2,774,087
William Carter Co. (The), 5.63%, 03/15/27(a)		105	104,110
			2,878,197
Tobacco — 0.7%
Altria Group, Inc.
6.88%, 11/01/33		856	928,632
3.40%, 02/04/41		20,515	14,812,547
4.25%, 08/09/42		2,392	1,907,494
4.50%, 05/02/43		6,482	5,289,975
3.88%, 09/16/46		8,182	5,930,173
4.45%, 05/06/50		3,065	2,376,938
3.70%, 02/04/51		5,705	3,878,630
BAT Capital Corp.
4.54%, 08/15/47		15,449	12,183,519
4.76%, 09/06/49		15,599	12,627,005
5.65%, 03/16/52		10,256	9,388,466
7.08%, 08/02/53		30,373	33,321,917
Reynolds American, Inc., 5.85%, 08/15/45		28,198	26,848,921
			129,494,217

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(g)	GBP	2,796	$ 2,817,729
Wireless Telecommunication Services — 0.5%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(a)(d)(e)	USD	596	44,690
Kenbourne Invest SA
6.88%, 11/26/24(a)(h)(o)		1,804	721,600
6.88%, 11/26/24(g)(h)(o)		1,315	526,000
4.70%, 01/22/28(a)(h)(o)		285	114,000
4.70%, 01/22/28(g)(h)(o)		1,292	516,800
Rogers Communications, Inc., 5.30%, 02/15/34		25,311	24,669,672
SoftBank Group Corp., 7.00%, 07/08/31(g)		3,000	3,064,179
Sprint LLC, 7.63%, 03/01/26		20,009	20,451,799
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		228	228,387
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		20,039	18,856,447
2.55%, 02/15/31		1,650	1,419,274
5.05%, 07/15/33		16,434	16,091,946
5.75%, 01/15/34		1,864	1,911,043
5.15%, 04/15/34		7,250	7,132,910
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(g)		306	286,110
Zegona Finance PLC, 8.63%, 07/15/29(a)		1,183	1,254,019
			97,288,876
Total Corporate Bonds — 24.2% (Cost: $4,857,818,904)			4,791,972,842
Fixed Rate Loan Interests
Chemicals — 0.0%
Vedanta Holdings Mauritius II Ltd., Term Loan, 18.00%, 04/17/26		3,799	3,951,253
Financial Services — 0.2%
Aspen Owner LLC, Term Loan (First Lien), 7.27%, 02/09/27(d)		29,088	28,953,107
Real Estate Management & Development — 0.0%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, 10.00%, 04/01/26(d)		1,934	1,901,068
Total Fixed Rate Loan Interests — 0.2% (Cost: $34,748,937)			34,805,428
Floating Rate Loan Interests
Beverages — 0.0%
Naked Juice LLC, Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.43%, 01/24/30(b)		460	152,375
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.84%, 03/31/28(b)		973	979,417
			1,131,792
Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.75%, 04/12/28(b)		981	934,347
Security		Par (000)	Value
Chemicals — 0.1%
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.84%, 11/01/28(b)	USD	2,248	$ 1,714,420
Level 3 Financing, Inc., Term Loan B-1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29		540	549,875
Montage Hotels & Resorts LLC
Revolver, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.33%, 02/16/29(d)		360	356,612
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.31%, 02/16/29(d)		6,388	6,332,298
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.40%, 02/28/27		1,795	17,950
			8,971,155
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.21%, 05/12/28(b)		3,663	3,671,783
Alorica, Inc., Term Loan B (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 11.23%, 12/21/27(b)(d)		4,911	4,837,404
American Auto Auction Group LLC, 2024 Refinancing Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.01%, 12/30/27(b)		1,531	1,537,953
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.71%, 12/21/28		3,091	2,997,887
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 7.00%), 11.46%, 08/07/28(d)		8,079	4,019,150
			17,064,177
Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.86%, 08/01/28(b)		12	10,360
Connect Finco S.a.r.l., Amendment No. 4 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.86%, 09/27/29(b)		2,422	2,113,896
			2,124,256
Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.71%, 12/29/27(d)		1,555	1,213,076
Financial Services — 0.2%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.21%), 7.53%, 03/19/25(d)		12,143	5,342,372
HLP Hotel LLC, Term Loan (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 3.55%), 8.14%, 09/09/26(d)		12,200	12,200,000
HP LQ Investment LP, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.64%- 8.21%, 12/09/26(d)		9,998	9,997,597
Woof Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.34%, 12/21/27(b)		797	501,084
			28,041,053

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products — 0.0%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.47%, 06/09/28(b)	USD	4,824	$ 4,628,151
Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 11.69%, 11/01/29		1,587	793,500
Hotels, Restaurants & Leisure — 0.3%
Bally’s Corp., Term B Facility Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.14%, 10/02/28(b)		11,469	10,822,871
CML Terranea Resort (AKA Long Point Development LLC), Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.90%, 01/01/28(d)		7,500	7,500,000
Hilton Garden Inn Waikiki, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.05%, 05/31/29(d)		14,800	14,882,868
HRNI Holdings LLC, Term B Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.71%, 12/11/28(b)		7,826	7,793,781
Maverick Gaming LLC
First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.11%, 06/03/28(b)		1,541	1,456,016
Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.11%, 06/03/28(b)		2,625	1,633,824
Sodalite Tahoe Hotel LLC, Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 7.33%, 10/25/26(d)		9,699	9,643,366
			53,732,726
Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.22%, 05/17/28(b)		530	474,220
IT Services — 0.2%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.13%, 07/30/28(d)		14,188	14,206,570
CoreWeave Compute Acquisition Co. IV LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.43%, 05/16/29(d)		19,545	19,398,412
			33,604,982
Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.47%, 04/26/28(b)		1,870	1,878,694
Life Sciences Tools & Services — 0.1%
Clover Holdings SPV III LLC, Dollar Term Loan, 15.00%, 12/18/27(d)		459	460,407
ECL Entertainment LLC, 2024 Refinancing Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/30/30(b)		5,704	5,728,796
Project Midnights, Term Loan, 0.01%, 08/22/29(b)	EUR	15,365	15,915,835
Veritas U.S., Inc., Dollar Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 12.50%), 16.93%, 12/09/29(d)	USD	1,021	1,015,848
			23,120,886
Security		Par (000)	Value
Machinery — 0.0%
Hydrofarm Holdings Group, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.35%, 10/25/28(d)	USD	2,189	$ 1,751,479
Media — 0.0%
CSC Holdings LLC, September 2019 Initial Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.17%, 04/15/27(b)		1,077	992,173
DirecTV Financing LLC, Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.85%, 08/02/27(b)		824	825,030
Gray Television, Inc., Term D Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.67%, 12/01/28(b)		5	4,486
			1,821,689
Oil, Gas & Consumable Fuels — 0.0%
CPPIB OVM Member U.S. LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 08/20/31(b)		2,855	2,872,688
CVR Energy, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 12/30/27(b)(d)		3,853	3,853,000
NGP XI Midstream Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 07/25/31(b)(d)		1,359	1,369,192
			8,094,880
Passenger Airlines — 0.1%
Solaris Energy Infrastructure LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.36%, 09/11/29(d)		10,822	10,822,000
Usavflow II Ltd., 1st Lien Term Loan B, (1-mo. CME Term SOFR at + 6.50%), 10.95%, 09/10/29(b)(d)		2,040	2,052,852
			12,874,852
Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S., Term Loan A (First Lien), (6-mo. CME Term SOFR at 0.00% Floor + 6.75%), 11.00%, 09/01/28(b)(d)		1,159	1,166,382
Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.48%, 01/21/29(b)		1,620	1,494,001
Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.09%, 09/29/28(b)		2,710	2,724,512
EIS Group Ltd.
Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.57%, 07/08/28(d)		12,826	12,297,168
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.36%, 07/08/28(d)		1,283	1,229,717
GoTo Group, Inc., Exchange First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.30%, 04/28/28(b)		2	1,704
			16,253,101

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.72%, 11/24/28(b)(d)	USD	655	$ 652,864
Park River Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.10%, 12/28/27(b)		518	503,990
			1,156,854
Technology Hardware, Storage & Peripherals — 0.0%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.60%, 04/27/29(b)		4,728	2,148,309
Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.60%, 04/27/28(b)		4,319	2,550,763
			4,699,072
Total Floating Rate Loan Interests — 1.2% (Cost: $248,325,096)			227,025,325
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
6.95%, 07/21/27(g)		651	635,741
9.50%, 01/17/31(a)		1,965	2,086,653
			2,722,394
Colombia — 0.0%
Ecopetrol SA
7.75%, 02/01/32		1,496	1,453,364
8.88%, 01/13/33		419	425,373
8.38%, 01/19/36		220	211,970
Oleoducto Central SA, 4.00%, 07/14/27(g)		670	633,358
			2,724,065
India — 0.0%
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(g)		300	298,938
REC Ltd., 5.63%, 04/11/28(g)		200	201,430
			500,368
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(g)		420	408,450
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(g)		510	506,812
			915,262
Malaysia — 0.0%
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(g)		895	885,978
Mexico — 0.1%
Petroleos Mexicanos
3.63%, 11/24/25(g)	EUR	152	154,891
6.50%, 03/13/27	USD	8,591	8,278,287
8.75%, 06/02/29		116	116,421
5.95%, 01/28/31		217	182,534
6.70%, 02/16/32		145	126,603
10.00%, 02/07/33		271	281,840
			9,140,576
Security		Par (000)	Value
Morocco — 0.0%
OCP SA
4.50%, 10/22/25(g)	USD	548	$ 541,665
6.75%, 05/02/34(a)		1,283	1,306,736
			1,848,401
Peru — 0.0%
Corp Financiera de Desarrollo SA, 4.75%, 07/15/25(g)		319	317,858
Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(g)(q)	EUR	3,199	2,551,383
7.63%, 11/08/28(a)(q)	USD	1,849	1,368,567
			3,919,950
United Arab Emirates — 0.0%
DAE Funding LLC, 2.63%, 03/20/25(g)		260	257,278
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)		235	220,230
			477,508
Total Foreign Agency Obligations — 0.1% (Cost: $22,225,056)			23,452,360
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
8.75%, 04/14/32(g)		1,641	1,445,704
9.38%, 05/08/48(g)		559	458,084
			1,903,788
Argentina — 0.0%
Republic of Argentina
1.00%, 07/09/29		333	270,139
4.13%, 07/09/35(c)		628	416,811
5.00%, 01/09/38(c)		383	267,805
3.50%, 07/09/41(c)		609	380,508
			1,335,263
Belgium — 0.2%
Kingdom of Belgium, 3.30%, 06/22/54(a)(g)	EUR	41,848	41,405,066
Benin — 0.0%
Republic of Benin, 4.95%, 01/22/35(g)		538	470,484
Brazil — 0.4%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/26(e)	BRL	11	1,499,311
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29		139	18,867,596
10.00%, 01/01/35		217	26,388,292
Federative Republic of Brazil
6.13%, 03/15/34	USD	36,831	34,326,492
7.13%, 05/13/54		300	278,850
			81,360,541
Cameroon — 0.0%
Republic of Cameroon, 9.50%, 07/31/31(g)		1,192	1,128,300
Chile — 0.0%
Republic of Chile, 4.34%, 03/07/42		336	282,765
Colombia — 0.1%
Colombian TES
5.75%, 11/03/27	COP	15,472,700	3,150,574
6.00%, 04/28/28		20,582,500	4,100,695
7.75%, 09/18/30		26,951,000	5,296,782
7.00%, 03/26/31		7,284,200	1,342,059

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colombia (continued)
Republic of Colombia
8.00%, 04/20/33	USD	340	$ 346,807
8.00%, 11/14/35		2,665	2,680,990
7.75%, 11/07/36		207	202,040
4.13%, 05/15/51		708	406,038
			17,525,985
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%, 04/03/34(g)		266	270,389
Côte d’Ivoire — 0.0%
Republic of Cote d’Ivoire
6.38%, 03/03/28(g)		200	198,194
5.25%, 03/22/30(g)	EUR	1,406	1,375,848
5.88%, 10/17/31(g)		289	280,276
7.63%, 01/30/33(g)	USD	735	715,089
6.13%, 06/15/33(g)		200	178,312
6.63%, 03/22/48(g)	EUR	829	692,884
			3,440,603
Czechia — 0.1%
Czech Republic
2.75%, 07/23/29	CZK	111,480	4,369,012
5.00%, 09/30/30		47,760	2,071,250
4.20%, 12/04/36(g)		61,100	2,491,878
			8,932,140
Dominican Republic — 0.0%
Dominican Republic
5.95%, 01/25/27(g)	USD	331	328,849
4.50%, 01/30/30(a)		244	223,382
7.05%, 02/03/31(a)		360	368,395
4.88%, 09/23/32(a)		159	141,669
10.75%, 06/01/36(a)	DOP	95,650	1,684,997
			2,747,292
Ecuador — 0.0%
Republic of Ecuador
5.50%, 07/31/35(c)(g)	USD	1,043	590,695
5.00%, 07/31/40(c)(g)		1,443	737,610
			1,328,305
Egypt — 0.0%
Arab Republic of Egypt
4.75%, 04/16/26(g)	EUR	3,500	3,552,966
5.80%, 09/30/27(g)	USD	904	845,294
24.46%, 10/01/27	EGP	24,222	477,255
5.63%, 04/16/30(g)	EUR	114	102,910
7.63%, 05/29/32(g)	USD	239	209,622
7.50%, 02/16/61(a)		2,059	1,406,318
			6,594,365
El Salvador — 0.0%
Republic of El Salvador, 9.25%, 04/17/30(g)		946	1,000,395
Gabon — 0.0%
Gabonese Republic, 7.00%, 11/24/31(g)		2,062	1,532,324
Germany — 0.2%
Federal Republic of Germany, 2.50%, 08/15/54(g)	EUR	34,911	35,421,193
Ghana — 0.0%
Republic of Ghana, 5.00%, 07/03/35(a)(c)	USD	1,060	741,511
Guatemala — 0.0%
Republic of Guatemala
4.88%, 02/13/28(g)		758	730,996
5.25%, 08/10/29(a)		61	58,579
Security		Par (000)	Value
Guatemala (continued)
Republic of Guatemala
7.05%, 10/04/32(a)	USD	282	$ 291,371
6.60%, 06/13/36(a)		256	253,280
			1,334,226
Hungary — 0.0%
Hungarian People’s Republic
5.25%, 06/16/29(a)		245	241,019
4.00%, 07/25/29(g)	EUR	5,660	5,954,548
5.38%, 09/12/33(g)		322	360,540
			6,556,107
Indonesia — 0.1%
Republic of Indonesia
2.85%, 02/14/30	USD	17,370	15,524,437
3.05%, 03/12/51		11,595	7,507,763
			23,032,200
Israel — 0.1%
State of Israel, 5.75%, 03/12/54		10,116	9,262,462
Japan — 0.3%
Japanese Government Bonds (30 Year), 1.80%, 03/20/54	JPY	8,349,200	48,110,643
Kazakhstan — 0.0%
Republic of Kazakhstan, 13.49%, 05/23/28(a)	KZT	486,000	870,049
Kenya — 0.0%
Republic of Kenya, 7.00%, 05/22/27(g)	USD	507	497,621
Lebanon — 0.0%
Lebanese Republic, 6.65%, 11/03/28(g)(h)(o)		412	53,148
Mexico — 0.9%
Mexican Bonos
7.75%, 11/23/34	MXN	8,210	32,932,789
8.00%, 11/07/47		298	1,097,535
United Mexican States
3.75%, 01/11/28	USD	200	190,312
8.50%, 03/01/29	MXN	4,112	18,739,615
8.50%, 05/31/29		8,756	39,812,763
2.66%, 05/24/31	USD	30,379	24,637,369
3.50%, 02/12/34		17,319	13,784,842
6.35%, 02/09/35		34,700	33,919,250
4.50%, 01/31/50		25,868	18,185,204
6.34%, 05/04/53		403	358,796
			183,658,475
Morocco — 0.0%
Kingdom of Morocco, 6.50%, 09/08/33(a)		241	248,606
Nigeria — 0.0%
Republic of Nigeria
7.14%, 02/23/30(g)		2,381	2,147,805
9.63%, 06/09/31(a)		752	747,300
7.88%, 02/16/32(g)		1,621	1,457,376
10.38%, 12/09/34(a)		1,084	1,104,152
7.63%, 11/28/47(g)		238	181,106
9.25%, 01/21/49(g)		200	180,750
			5,818,489
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27(g)	EUR	131	141,039
Oman — 0.0%
Sultanate of Oman, 6.75%, 01/17/48(g)	USD	219	222,149

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28	USD	17,669	$ 16,290,818
7.50%, 03/01/31		354	359,199
4.50%, 04/01/56		10,739	6,350,078
			23,000,095
Paraguay — 0.0%
Republic of Paraguay, 2.74%, 01/29/33(g)		200	162,188
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31		287	245,206
1.86%, 12/01/32		478	362,533
3.55%, 03/10/51		14,265	9,557,550
			10,165,289
Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	10,765,585
3.20%, 07/06/46		15,450	10,699,125
			21,464,710
Poland — 0.1%
Republic of Poland
5.75%, 04/25/29	PLN	35,300	8,588,147
4.75%, 07/25/29		17,774	4,167,220
2.75%, 10/25/29		19,386	4,154,810
4.88%, 10/04/33	USD	64	61,386
2.00%, 08/25/36	PLN	9,616	2,048,071
5.50%, 04/04/53	USD	283	261,696
			19,281,330
Romania — 0.0%
Romania
5.25%, 11/25/27(a)		32	31,269
2.13%, 03/07/28(g)	EUR	466	452,687
2.50%, 02/08/30(g)		73	67,961
2.12%, 07/16/31(g)		86	73,316
			625,233
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30(g)	USD	200	194,063
3.45%, 02/02/61(g)		561	340,632
			534,695
Senegal — 0.0%
Republic of Senegal
6.25%, 05/23/33(g)		1,141	908,521
6.75%, 03/13/48(g)		679	460,233
			1,368,754
South Africa — 0.1%
Republic of South Africa
8.00%, 01/31/30	ZAR	150,262	7,624,555
7.00%, 02/28/31		87,281	4,107,705
5.88%, 04/20/32	USD	296	277,882
8.75%, 01/31/44	ZAR	31,058	1,334,616
8.75%, 02/28/48		91,193	3,883,721
			17,228,479
Supranational — 0.8%
European Union
2.50%, 10/04/52(g)	EUR	13,790	12,100,165
3.00%, 03/04/53(g)		143,289	138,600,125
			150,700,290
Security		Par (000)	Value
Turkey — 0.1%
Republic of Türkiye
37.00%, 02/18/26	TRY	54,517	$ 1,518,150
31.08%, 11/08/28		21,828	610,126
30.00%, 09/12/29		73,000	2,019,179
26.20%, 10/05/33		159,047	4,371,134
27.70%, 09/27/34		69,772	2,000,164
			10,518,753
Ukraine — 0.0%
Ukraine Government
1.75%, 02/01/29(a)(c)	USD	1,238	850,140
0.00%, 02/01/30(a)(c)		51	27,601
0.00%, 02/01/34(a)(c)		190	78,569
1.75%, 02/01/34(a)(c)		467	261,620
1.75%, 02/01/34(c)(g)		1,145	641,834
0.00%, 02/01/35(a)(c)		161	94,967
1.75%, 02/01/35(a)(c)		280	153,963
0.00%, 02/01/36(a)(c)		134	78,469
1.75%, 02/01/36(a)(c)		187	100,776
1.75%, 02/01/36(c)(g)		1,185	639,846
7.75%, 08/01/41(b)(g)(h)(o)		3,462	2,657,085
			5,584,870
United Kingdom — 0.3%
United Kingdom Gilt, 4.38%, 07/31/54(g)	GBP	58,387	64,696,245
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27	USD	5,923	5,871,185
5.75%, 10/28/34		174	178,514
5.10%, 06/18/50		10,407	9,557,812
5.25%, 09/10/60		177	161,070
			15,768,581
Uzbekistan — 0.0%
Republic of Uzbekistan, 5.38%, 05/29/27(a)	EUR	1,071	1,114,010
Venezuela — 0.0%
Republic of Venezuela, 11.95%, 08/05/31(g)(h)(o)	USD	4,614	717,477
Zambia — 0.0%
Republic of Zambia, 0.50%, 12/31/53(g)		1,374	787,233
Total Foreign Government Obligations — 4.2% (Cost: $919,108,271)			830,944,155
	Shares
Investment Companies(r)
Fixed-Income Funds — 0.3%
iShares 0-5 Year High Yield Corporate Bond ETF	1,195,500	50,940,255
iShares AAA CLO Active ETF	200,000	10,354,000
iShares iBoxx $ Investment Grade Corporate Bond ETF(l)	47,982	5,126,397
		66,420,652
Total Investment Companies — 0.3% (Cost: $67,115,730)		66,420,652
Par (000)
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	10,646,773

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
California (continued)
Los Angeles Community College District, GO, 6.60%, 08/01/42	USD	3,990	$ 4,328,162
State of California
GO, 7.55%, 04/01/39		4,000	4,720,860
Refunding GO, 4.60%, 04/01/38		22,215	20,797,561
University of California, RB, Series AD, 4.86%, 05/15/2112		2,467	2,087,328
			42,580,684
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,182	3,404,567
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		16,598	16,352,618
New Jersey — 0.1%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		4,596	5,302,130
New York — 0.1%
Metropolitan Transportation Authority
RB, 6.67%, 11/15/39		3,060	3,248,681
RB, Series E, 6.81%, 11/15/40		1,025	1,100,773
New York City Water & Sewer System
RB, 6.01%, 06/15/42		2,430	2,481,657
RB, 5.88%, 06/15/44		1,665	1,670,584
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,431,777
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	2,863,182
RB, 4.93%, 10/01/51		1,400	1,292,217
RB, Series 181, 4.96%, 08/01/46		5,020	4,730,454
			18,819,325
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,484,967
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,373,640
Port of Beaumont Navigation District RB, Refunding RB, Series B, 10.00%, 07/01/26(a)		10,185	10,400,444
State of Texas, GO, 5.52%, 04/01/39		5,715	5,722,740
			20,496,824
Total Municipal Bonds — 0.6% (Cost: $128,139,092)			111,441,115
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.1%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)		8,821	8,947,638
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)		2,376	2,378,327
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		2,033	2,016,044
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		4,800	4,790,521
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 5.18%, 11/25/35(b)		3,417	2,384,738
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(e)	USD	1	$ 499
Series 2020-C, Class C, 0.00%, 09/27/60(a)(e)		71	4,040
Series 2020-C, Class RW, 0.00%, 09/25/60(a)(e)		104	104,302
Series 2020-D, Class RW, 0.00%, 06/25/60(a)(e)		156	155,960
Series 2021-C, Class A, 5.12%, 01/25/61(a)(c)		7,812	7,814,096
Series 2021-C, Class B, 3.72%, 01/25/61(a)(c)		3,307	3,248,291
Series 2021-C, Class C, 0.00%, 01/25/61(a)(e)		8,064	8,953,313
Series 2021-D, Class A, 2.00%, 03/25/60(a)(c)		16,835	16,745,055
Series 2021-D, Class B, 4.00%, 03/25/60(a)(b)		5,836	5,892,276
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)(e)		8,508	9,482,313
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		20,694	17,764,788
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		4,422	3,286,723
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		2,669	1,810,713
Series 2021-E, Class B3, 4.06%, 12/25/60(a)(b)		7,606	2,522,293
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		1,744	1,198,412
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)(e)		48	22,544
Series 2021-F, Class A, 1.88%, 06/25/61(a)(c)		41,702	41,580,361
Series 2021-F, Class B, 3.75%, 06/25/61(a)(c)		12,423	12,343,617
Series 2021-F, Class C, 0.00%, 06/25/61(a)(e)		18,862	17,011,437
Series 2021-F, Class RW1, 0.00%, 06/27/61(a)(d)(e)		44	43,145
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(c)		17,354	16,552,369
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		1,244	1,078,776
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		664	553,461
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	3,655,856
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,442	2,452,639
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	586,733
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,495,426
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		207	158,414
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(c)		18,895	17,902,333
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		937	795,647
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		803	659,198
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	3,164,144
Series 2022-B, Class C, 3.00%, 03/27/62(a)		3,987	3,090,099
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	491,853
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,365,340
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		24,277	22,693,725
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		1,258	1,074,258
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		713	582,058
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		4,194	2,980,127
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		2,956	1,548,151
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		2,160	1,706,809
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		23,669	22,016,913
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		1,567	1,325,145
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		836	673,480
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		7,081	5,091,104
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		731	569,346
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		4,534	3,167,515
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 5.77%, 10/25/46(b)		575	375,544

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.91%, 10/25/46(b)	USD	1,590	$ 842,379
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.53%, 02/25/47(b)		610	215,562
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(b)		608	583,070
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		404	371,627
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		11,424	11,180,147
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		1,765	1,744,652
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)		2,274	2,258,750
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		3,777	3,779,895
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(b)		1,078	1,021,494
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.79%, 07/31/57(a)(b)		8,018	2,962,770
Atlas Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.55%), 6.26%, 09/20/61(b)(g)	GBP	518	647,003
Series 2024-1, Class D, (1-day SONIA + 2.20%), 6.91%, 09/20/61(b)(g)		343	427,614
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(c)	USD	1,980	553,003
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		19	15,969
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)(e)		3,326	1,123,325
Series 2015-R3, Class 1A2, 3.55%, 03/27/36(a)(b)		1,071	885,080
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)		655	653,259
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(c)		13,949	13,738,672
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(c)		3,139	3,087,436
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(e)		6,507	8,470,866
Series 2021-NPL1, Class RW1, 0.00%, 11/27/51(a)(d)(e)		15	14,963
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		5,009	4,936,779
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(c)		10,144	9,989,271
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(c)		2,105	2,003,640
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(e)		3,575	754,728
Series 2022-RPL1, Class RW1, 0.00%, 02/25/28(a)(d)(e)		5	4,526
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(e)		37	27,197
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		33,596	34,140,559
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		5,342	5,430,411
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		3,225	3,283,620
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class B1, 8.00%, 10/25/63(a)(b)	USD	1,917	$ 1,926,220
Series 2023-NQM3, Class B2, 8.00%, 10/25/63(a)(b)		1,613	1,590,103
Series 2023-NQM3, Class B3, 8.00%, 10/25/63(a)(b)		4,413	4,055,853
Series 2023-NQM3, Class M1, 8.00%, 10/25/63(a)(b)		3,196	3,279,674
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)(e)		1	647
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		5,028	5,042,713
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		3,425	3,430,601
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		2,616	2,623,399
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		1,442	1,451,937
Series 2024-NQM1, Class B2, 8.69%, 01/25/64(a)(b)		1,322	1,320,301
Series 2024-NQM1, Class B3, 8.69%, 01/25/64(a)(b)		2,836	2,573,555
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		2,475	2,482,539
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)(e)		7	6,200
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		27,911	28,105,958
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		2,201	2,215,155
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)		3,840	3,862,476
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,983	1,988,580
Series 2024-NQM3, Class B2, 8.07%, 06/25/64(a)(b)		1,816	1,787,434
Series 2024-NQM3, Class B3, 8.07%, 06/25/64(a)(b)		4,970	4,347,948
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		2,891	2,889,883
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)(e)		5	5,294
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)		42,188	41,582,664
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)		3,968	3,911,656
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)		4,445	4,386,302
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)		1,760	1,760,280
Series 2024-NQM4, Class B2, 7.59%, 12/26/64(a)(b)		1,343	1,321,600
Series 2024-NQM4, Class B3, 7.59%, 12/26/64(a)(b)		3,073	2,918,204
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)		2,894	2,894,105
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)(e)		6	5,700
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.04%, 05/28/36(a)(b)		1,572	1,503,135

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 4.42%, 03/25/36(b)	USD	3,175	$ 2,034,454
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 4.77%, 01/25/47(b)		752	613,984
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)		145	135,640
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.80%, 03/25/36(b)		3,165	859,088
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.73%, 08/25/36(b)		280	274,700
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.79%, 03/25/37(b)		183	169,483
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.25%), 4.59%, 03/25/37(b)		315	287,068
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.66%, 06/25/37(b)		292	273,734
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 2.23%, 12/25/35(a)(d)(r)		1	—
BRAVO Residential Funding Trust
Series 2023-NQM6, Class B1, 8.00%, 09/25/63(a)(b)		662	668,994
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		353	355,608
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)		527	533,008
Series 2024-NQM6, Class B2, 8.09%, 08/01/64(a)(b)		250	247,974
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)		1,281	1,283,100
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)		274	253,454
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		675	613,697
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		265	249,305
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)		1,321	1,282,037
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)		176	164,522
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		18,811	7,582,702
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(b)		1,888	1,747,406
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(c)		565	562,383
CIM Trust, Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		3,124	3,155,929
Citadel PLC
Series 2024-1, Class B, (1-day SONIA + 1.45%), 6.40%, 04/28/60(b)(g)	GBP	483	604,810
Series 2024-1, Class C, (1-day SONIA + 1.75%), 6.70%, 04/28/60(b)(g)		506	633,608
Series 2024-1, Class D, (1-day SONIA + 2.45%), 7.40%, 04/28/60(b)(g)		553	692,045
Series 2024-1, Class E, (1-day SONIA + 3.75%), 8.70%, 04/28/60(b)(g)		539	674,516
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37	USD	610	539,630
Series 2007-9, Class 1A1, 6.25%, 12/25/37		955	860,359
Series 2008-2, Class 1A1, 6.50%, 06/25/38		3,057	2,464,589
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.95%, 05/25/37(b)	USD	1,818	$ 1,664,229
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		454	383,086
COLT Mortgage Loan Trust
Series 2020-3, Class A3, 2.38%, 04/27/65(a)(b)		213	206,610
Series 2022-1, Class B2, 4.07%, 12/27/66(a)(b)		316	241,451
Series 2022-3, Class B1, 4.21%, 02/25/67(a)(b)		1,000	831,015
Series 2022-5, Class B1, 4.71%, 03/25/67(a)(b)		2,398	2,127,254
Series 2022-8, Class B1, 6.51%, 08/25/67(a)(b)		1,172	1,161,596
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)		3,336	3,316,923
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		91	72,249
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		497	394,350
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.80%, 06/25/35(b)		2,572	2,230,420
Series 2005-29CB, Class A6, 5.50%, 07/25/35		313	183,300
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 5.05%, 11/25/35(b)		586	426,741
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 5.15%, 11/20/35(b)		644	604,397
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.83%, 02/25/36(b)		417	371,595
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,352	619,951
Series 2006-15CB, Class A1, 6.50%, 06/25/36		308	139,806
Series 2006-28CB, Class A14, 6.25%, 10/25/36		1,133	548,490
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		221	82,585
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.83%, 09/25/46(b)		275	249,752
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 6.56%, 11/25/46(b)		1,857	1,493,114
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 4.83%, 10/25/46(b)		2,057	1,872,257
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 5.13%, 10/25/46(b)		3,055	2,204,737
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 4.67%, 03/20/47(b)		4,596	3,833,024
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 4.83%, 07/25/46(b)		235	206,443
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.91%, 03/25/36(b)		1,067	1,044,004
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.91%, 11/25/36(b)		1,605	1,343,798
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.95%, 07/25/46(b)		1,577	1,342,164
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,091	1,078,415
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		266	118,758
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.36%), 4.70%, 06/25/37(b)		4,153	3,387,365
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.73%, 04/25/47(b)		567	507,997
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 4.81%, 06/25/47(b)		174	132,695

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 4.93%, 08/25/47(b)	USD	191	$ 163,835
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 4.99%, 02/25/35(b)		72	68,457
Series 2005-16, Class A28, 5.50%, 09/25/35		2,805	1,726,609
Series 2006-17, Class A6, 6.00%, 12/25/36		265	116,238
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 5.79%, 04/25/46(b)		1,205	354,902
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 4.85%, 04/25/46(b)		347	325,670
Series 2007-1, Class A2, 6.00%, 03/25/37		405	174,630
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,342	2,651,057
Series 2007-9, Class A1, 5.75%, 07/25/37		1,305	617,700
Series 2007-9, Class A11, 5.75%, 07/25/37		713	337,560
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,132,340
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		967	518,182
Series 2006-4, Class 1A4, 6.00%, 05/25/36		731	391,708
Series 2014-4R, Class 16A3, (1-mo. CME Term SOFR + 0.31%), 4.73%, 02/27/36(a)(b)		7	7,427
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 5.09%, 08/27/36(a)(b)		597	471,216
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.49%, 03/27/36(a)(b)		1,524	1,145,953
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)		759	557,882
Series 2021-RPL9, Class A1, 3.66%, 02/25/61(a)(b)		9,259	9,230,356
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)		3,821	3,575,429
Series 2022-NQM6, Class PT, 8.73%, 12/25/67(a)(b)		11,868	11,882,956
Cross Mortgage Trust
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(c)		2,594	2,641,754
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)		5,019	5,011,164
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. CME Term SOFR + 1.46%), 5.80%, 11/25/35(b)		1,191	247,326
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.31%, 03/25/67(a)(b)		1,629	1,349,010
Series 2022-3, Class B1, 5.27%, 07/25/67(a)(b)		1,716	1,541,920
Series 2022-3, Class M1, 5.27%, 07/25/67(a)(b)		3,171	2,963,527
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		2,626	2,627,607
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.79%, 08/25/47(b)		772	670,265
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(b)		262	219,000
Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		167	139,657
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.93%, 09/25/67(a)(b)		2,288	1,886,279
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ellington Financial Mortgage Trust
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)	USD	4,747	$ 4,747,841
Exmoor Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 7.12%, 03/25/94(b)(g)	GBP	454	567,631
Series 2024-1, Class D, (1-day SONIA + 2.80%), 8.02%, 03/25/94(b)(g)		197	246,310
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 5.31%, 02/25/36(b)	USD	20	12,407
GCAT Trust
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,642	1,185,475
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		299	272,858
Series 2022-NQM1, Class B1, 3.94%, 02/25/67(a)(b)		564	403,309
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(c)		5,203	5,175,350
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		6,121	5,660,896
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 6.83%, 03/25/36(b)		403	364,979
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.37%, 11/25/49(a)(b)		1,408	1,221,369
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)		613	554,130
Series 2023-CCM1, Class B1, 7.45%, 08/25/53(a)(b)		1,022	1,021,290
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		28	47,006
Series 2007-OA2, Class 2A1, 2.97%, 06/25/47(b)		799	466,761
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 4.89%, 12/19/36(b)		5,145	3,907,055
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.88%, 05/19/37(b)		1,542	1,190,711
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 4.73%, 07/19/47(b)		369	335,340
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		5,147	5,147,006
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(b)		5,763	5,616,631
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		809	775,744
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)		9,342	9,243,118
Series 2022-1, Class M1, 5.05%, 07/25/67(a)(b)		3,380	3,219,106
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 4.97%, 03/25/35(b)		612	820,431
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.95%, 10/25/35(b)		435	381,153
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.79%, 11/25/36(b)		1,756	1,568,236
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.69%, 07/25/36(b)		278	264,439

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
IndyMac Index Mortgage Loan Trust
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.79%, 01/25/37(b)	USD	554	$ 485,246
Series 2007-AR19, Class 3A1, 4.04%, 09/25/37(b)		2,409	1,548,839
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.93%, 08/25/37(b)		508	453,196
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 4.87%, 03/25/37(b)		578	451,516
Series 2007-A2, Class 2A1, 4.89%, 05/25/37(b)		165	144,469
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(b)		3,513	2,712,482
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(b)		8,588	6,826,267
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(b)		1,232	978,673
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(b)		431	326,839
Series 2021-INV5, Class B6, 2.98%, 12/25/51(a)(b)		1,474	701,173
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		22,887	20,110,447
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		10,539	6,918,988
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(b)		5,079	4,036,913
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)		3,130	2,574,010
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)		735	598,256
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)		1,022	819,650
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)		543	425,969
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)		223	169,625
Series 2021-INV7, Class B6, 3.21%, 02/25/52(a)(b)		731	341,271
Series 2024-VIS1, Class B2, 8.10%, 07/25/64(a)(b)		507	499,681
Series 2024-VIS2, Class B1, 7.73%, 11/25/64(a)(b)		2,216	2,231,967
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75%, 04/25/61(a)(c)		15,097	15,091,924
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 6.35%, 09/25/47(b)		1,620	2,135,730
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.75%, 12/25/37(b)		417	393,298
MASTR Resecuritization Trust, Series 2008-3, Class A1, 5.45%, 08/25/37(a)(b)		626	220,269
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 09/25/31(a)(d)		15,800	9,786,572
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(a)(d)		11,616	11,129,251
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.87%, 04/25/37(b)		924	756,001
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 5.17%, 05/25/36(b)	USD	528	$ 480,777
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.27%), 4.77%, 09/25/37(b)		684	360,705
MFA Trust
Series 2020-NQM1, Class A3, 3.30%, 08/25/49(a)(b)		99	92,827
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(b)		3,310	2,576,574
Series 2022-NQM1, Class B1, 4.25%, 12/25/66(a)(b)		1,000	781,586
Series 2022-NQM1, Class M1, 4.25%, 12/25/66(a)(b)		3,429	2,885,950
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(c)		5,663	5,700,671
Miltonia Mortgage Finance Srl, Series 1, Class B, (3-mo. EURIBOR + 1.30%), 4.37%, 04/28/62(b)(g)	EUR	1,776	1,833,440
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 5.17%, 12/26/46(a)(b)	USD	661	609,833
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 6.38%, 06/25/44(a)(b)		323	322,523
Series 2023-NQM1, Class B1, 7.45%, 09/25/68(a)(b)		1,302	1,301,581
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.34%), 5.30%, 04/16/36(a)(b)		1,522	1,481,774
Mortimer PLC
Series 2024-MIX, Class C, (1-day SONIA + 1.55%), 6.50%, 09/22/67(b)(g)	GBP	654	818,726
Series 2024-MIX, Class D, (1-day SONIA + 2.10%), 7.05%, 09/22/67(b)(g)		357	446,040
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)	USD	1,542	1,356,428
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		354	321,717
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		654	628,309
Series 2020-RPL1, Class B3, 3.86%, 11/25/59(a)(b)		6,210	4,519,249
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(a)(b)		781	772,471
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		1,286	1,277,429
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)		7,018	6,966,057
NLT Trust, Series 2021-INV2, Class B1, 3.32%, 08/25/56(a)(b)		910	641,156
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		1,327	939,424
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(b)		231	227,055
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(c)		505	87,631
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 5.29%, 06/25/37(b)		247	202,955

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Pierpont BTL PLC, Series 2024-1, Class D, (1-day SONIA + 2.20%), 7.15%, 09/21/61(b)(g)	GBP	322	$ 402,577
PRET LLC
Series 2024-NPL1, Class A1, 7.14%, 01/25/54(a)(c)	USD	9,787	9,791,158
Series 2024-NPL2, Class A1, 7.02%, 02/25/54(a)(c)		9,565	9,605,242
Series 2024-RN2, Class A1, 7.13%, 04/25/54(a)(c)		2,129	2,134,951
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		1,327	1,146,744
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)		683	664,712
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		5,137	5,115,812
Series 2023-AFC1, Class B1, 7.48%, 02/25/58(a)(b)		2,349	2,260,418
PRP Advisors LLC
Series 2022-NQM1, Class B1, 5.43%, 08/25/67(a)(b)		471	448,595
Series 2024-NQM1, Class B1, 7.53%, 12/25/68(a)(b)		1,346	1,350,293
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(a)(b)		1,198	1,194,539
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.81%, 12/25/36(b)		2,334	2,009,599
Series 2007-QH9, Class A1, 6.35%, 11/25/37(b)		439	369,259
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 4.60%, 02/25/47(b)		223	68,241
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		2,180	2,183,981
RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(a)(c)		5,822	5,837,333
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.79%, 06/25/35(a)(b)		169	161,698
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.85%, 09/25/35(a)(b)		59	48,925
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		2,434	2,338,403
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		282	263,573
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(b)		7,854	7,205,780
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.68%, 08/25/36(b)		4,266	3,007,511
Series 2006-SA4, Class 2A1, 5.69%, 11/25/36(b)		212	173,653
Series 2007-SA4, Class 3A1, 5.86%, 10/25/37(b)		259	155,888
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,112	2,911,548
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)		2,200	1,845,333
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)		9,935	10,018,972
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)		5,768	5,824,555
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.16%, 05/25/57(b)	USD	519	$ 205,361
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(b)		11,448	11,300,364
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		512	504,873
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 4.62%, 07/20/37(b)		697	542,968
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		1,096	1,092,289
Series 2022-2, Class B1, 5.29%, 08/25/62(a)(b)		2,583	2,428,684
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(c)		911	813,242
Stratton Mortgage Funding PLC, Series 2024-3, Class C, (1-day SONIA + 1.50%), 6.23%, 06/25/49(b)(g)	GBP	492	614,207
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.13%, 04/25/36(b)	USD	504	263,910
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 4.83%, 06/25/36(b)		1,637	1,387,388
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.87%, 05/25/46(b)		282	190,726
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.03%, 06/25/46(b)		958	579,836
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)		937	708,462
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		3,051	2,386,317
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		937	931,933
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(a)(d)		16,806	15,423,434
Series 21-1, Class CERT, 0.00%, 02/01/51(d)(e)		7,160	6,173,366
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(c)		3,528	3,566,561
Verus Securitization Trust
Series 2020-4, Class A3, 3.32%, 05/25/65(a)(c)		507	495,804
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(b)		3,120	2,866,502
Series 2021-3, Class B1, 3.20%, 06/25/66(a)(b)		1,668	1,224,941
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		291	228,394
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		806	609,404
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,354	994,634
Series 2022-3, Class B1, 4.06%, 02/25/67(a)(b)		3,879	3,048,862
Series 2022-4, Class B1, 4.78%, 04/25/67(a)(b)		616	541,439
Series 2022-INV1, Class B1, 5.82%, 08/25/67(a)(b)		606	599,021
Series 2023-2, Class B1, 7.53%, 03/25/68(a)(b)		2,041	2,050,396
Series 2023-3, Class B1, 7.80%, 03/25/68(a)(b)		543	547,104
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		870	854,681
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		906	707,854
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(b)		1,100	1,001,656
Series 2022-1, Class B1, 5.79%, 08/25/57(a)(b)		2,429	2,118,885
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		685	650,206
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		640	600,645
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		500	460,959
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		1,480	1,338,537
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		786	600,695

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36	USD	1,593	$ 1,442,869
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		719	609,481
Series 2006-4, Class 3A5, 6.85%, 05/25/36(c)		279	236,322
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.79%, 12/25/36(b)		637	506,852
Series 2007-HY3, Class 4A1, 5.17%, 03/25/37(b)		26	23,501
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.55%, 12/25/46(b)		230	180,635
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 6.08%, 04/25/47(b)		882	744,591
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.58%, 06/25/47(b)		2,226	1,832,871
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.62%, 06/25/47(b)		937	755,267
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 5.07%, 06/25/37(b)		873	787,383
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.72%, 07/25/59(a)(b)		5,979	6,185,412
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.27%, 07/25/59(a)(b)		7,870	8,157,217
Winchester PLC
Series 1, Class C, (1-day SONIA + 1.55%), 6.50%, 10/21/56(b)(g)	GBP	425	531,663
Series 1, Class D, (1-day SONIA + 2.00%), 6.95%, 10/21/56(b)(g)		393	491,634
			1,018,309,829
Commercial Mortgage-Backed Securities — 5.7%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(b)	USD	600	589,483
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(b)		4,972	4,803,314
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(b)		1,110	1,047,416
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(b)		480	438,029
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		2,463	2,220,201
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.86%, 09/15/34(a)(b)		997	974,567
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 6.32%, 09/15/34(a)(b)		2,920	2,795,900
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.90%, 09/15/34(a)(b)		7,007	6,602,603
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29%, 11/15/55(b)		1,000	1,001,845
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 6.63%, 02/19/38(a)(b)		4,028	4,041,295
Alen Mortgage Trust
Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.66%, 04/15/34(a)(b)		1,144	1,061,060
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Alen Mortgage Trust
Series 2021-ACEN, Class D, (1-mo. CME Term SOFR + 3.21%), 7.61%, 04/15/34(a)(b)	USD	1,285	$ 839,747
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	480,079
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,529	1,305,300
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 6.62%, 06/17/39(a)(b)		2,560	2,562,408
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 6.49%, 08/17/41(a)(b)		2,932	2,953,824
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 6.08%, 05/17/41(a)(b)		14,240	14,243,120
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 07/15/41(a)(b)		8,860	8,915,446
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 10/15/34(a)(b)		12,870	12,894,166
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 6.67%, 04/15/35(a)(b)		1,525	1,513,562
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 6.65%, 12/15/36(a)(b)		3,269	3,098,859
Series 2024-ATRM, Class A, 5.41%, 11/10/29(a)(b)		7,110	7,075,652
Series 2024-ATRM, Class E, 9.21%, 11/10/29(a)(b)		1,597	1,586,767
BAHA Trust
Series 2024-MAR, Class A, 6.17%, 12/10/41(a)(b)		27,690	27,955,143
Series 2024-MAR, Class B, 7.07%, 12/10/41(a)(b)		1,001	1,022,336
Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(b)		2,452	2,517,307
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(b)		1,641	1,604,663
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.75%, 08/15/39(a)(b)		5,800	5,828,758
BANK5
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		3,515	3,531,590
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		4,162	4,281,702
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		7,430	7,721,692
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 4.93%, 11/25/35(a)(b)		1,215	1,154,919
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 4.90%, 01/25/36(a)(b)		2,486	2,366,235
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 5.04%, 01/25/36(a)(b)		38	35,651
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 5.13%, 01/25/36(a)(b)		100	94,556
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.99%, 04/25/36(a)(b)		134	124,895
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.87%, 07/25/36(a)(b)		439	420,716

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 4.83%, 10/25/36(a)(b)	USD	176	$ 169,608
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 4.90%, 10/25/36(a)(b)		123	118,454
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.80%, 12/25/36(a)(b)		766	731,756
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.86%, 03/25/37(a)(b)		599	562,326
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 1.61%), 5.95%, 10/25/37(a)(b)		2,985	1,694,506
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 5.95%, 12/25/37(a)(b)		1,528	1,329,387
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 2.61%), 6.95%, 04/25/38(a)(b)		1,038	1,025,709
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(b)		640	517,784
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.32%, 03/15/37(a)(b)		881	833,646
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 5.57%, 03/15/37(a)(b)		1,166	1,037,740
Series 2023-5C23, Class D, 7.46%, 12/15/56(a)(b)		553	546,197
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		1,159	1,121,467
BDS Ltd., Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 6.50%, 08/19/38(a)(b)		2,705	2,715,162
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 8.21%, 10/15/35(a)(b)		3,978	51,503
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 11/15/41(a)(b)		3,690	3,690,000
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 8.04%, 11/15/41(a)(b)		2,290	2,285,007
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 6.29%, 07/15/41(a)(b)		4,170	4,180,425
BHMS, Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 5.94%, 07/15/35(a)(b)		3,695	3,690,834
BLP Commercial Mortgage Trust
Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 03/15/40(a)(b)		3,610	3,618,704
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 5.74%, 03/15/41(a)(b)		1,287	1,287,369
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.86%, 02/15/57		1,468	1,503,479
Series 2024-5C6, Class A3, 5.32%, 09/15/57		570	571,696
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.79%, 06/15/41(a)(b)		2,636	2,613,082
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-mo. CME Term SOFR + 1.92%), 6.32%, 08/15/41(a)(b)		1,392	1,398,085
BPR Commercial Mortgage Trust, Series 2024-PARK, Class B, 5.80%, 11/05/39(a)(b)		1,500	1,494,129
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 7.40%, 05/15/39(a)(b)		1,270	1,276,269
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		1,145	1,182,094
Series 2024-PARK, Class A, 5.22%, 11/05/39(a)(b)		1,880	1,868,668
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BPR Trust
Series 2024-PARK, Class D, 7.00%, 11/05/39(a)(b)	USD	320	$ 319,405
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		620	617,992
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,962	1,852,581
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,238,295
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	216,179
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(b)		250	211,237
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(b)		2,550	2,265,002
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(b)		3,862	3,496,816
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,397	3,872,603
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 5.42%, 02/15/33(a)(b)		14,244	14,099,336
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 6.66%, 02/15/33(a)(b)		8,727	8,665,732
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 8.76%, 02/15/33(a)(b)		5,842	5,837,393
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 7.31%, 06/15/38(a)(b)		3,573	3,546,515
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 7.54%, 06/15/27(a)(b)		3,905	3,945,131
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 6.34%, 11/15/28(a)(b)		1,720	1,715,728
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.16%, 12/09/40(a)(b)		4,182	4,199,418
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 7.99%, 12/09/40(a)(b)		5,554	5,560,704
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 10/15/41(a)(b)		6,160	6,183,100
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 08/15/39(a)(b)		11,669	11,749,332
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 6.54%, 08/15/39(a)(b)		100	100,438
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.26%, 10/15/41(a)(b)		8,630	8,683,183
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 8.31%, 10/15/41(a)(b)		2,104	2,110,575
Series 2024-BRBK, Class D, (1-mo. CME Term SOFR + 5.97%), 10.35%, 10/15/41(a)(b)		469	469,902
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 05/15/34(a)(b)		4,333	4,335,666
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 05/15/41(a)(b)		13,927	13,991,875
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 02/15/39(a)(b)		1,077	1,079,744
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 8.14%, 02/15/39(a)(b)		3,385	3,414,304
Series 2024-PURE, Class A, (CORRA + 1.90%), 5.21%, 11/15/41(a)(b)	CAD	1,343	934,686
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 02/15/39(a)(b)	USD	2,838	2,849,798
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 7.54%, 02/15/39(a)(b)		8,651	8,661,697
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 8.59%, 02/15/39(a)(b)		5,152	5,045,072

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.79%, 03/15/41(a)(b)	USD	210	$ 210,729
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		293	264,629
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(b)		8,267	7,518,584
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 5.41%, 10/15/36(a)(b)		402	400,869
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 5.31%, 02/15/36(a)(b)		4,964	4,963,989
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.31%, 02/15/36(a)(b)		964	963,696
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 6.91%, 02/15/36(a)(b)		6,390	6,218,178
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 6.91%, 02/15/36(a)(b)		4,055	3,946,219
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 7.51%, 02/15/36(a)(b)		1,244	1,189,792
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 7.51%, 02/15/36(a)(b)		4,206	4,022,170
Series 2021-MFM1, Class E, (1-mo. CME Term SOFR + 2.36%), 6.76%, 01/15/34(a)(b)		1,155	1,147,781
Series 2021-MFM1, Class F, (1-mo. CME Term SOFR + 3.11%), 7.51%, 01/15/34(a)(b)		1,785	1,770,823
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 8.44%, 06/15/36(a)(b)		1,482	1,392,007
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 5.40%, 01/15/39(a)(b)		5,143	5,143,000
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 6.40%, 01/15/39(a)(b)		2,890	2,884,609
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 5.25%, 01/15/39(a)(b)		1,547	1,543,132
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 5.68%, 01/15/39(a)(b)		673	670,897
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.09%, 05/15/38(a)(b)		8,160	8,221,200
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 8.78%, 05/15/38(a)(b)		461	465,610
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 04/15/41(a)(b)		5,074	5,086,714
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 7.09%, 04/15/41(a)(b)		5,569	5,579,557
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 8.09%, 04/15/41(a)(b)		3,185	3,167,058
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 06/15/37(a)(b)		13,906	13,931,939
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.49%, 03/15/41(a)(b)		3,750	3,761,583
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 8.84%, 03/15/41(a)(b)		8,022	7,997,725
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 9.79%, 03/15/41(a)(b)		3,845	3,844,798
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.89%, 07/15/29(a)(b)		18,600	18,675,562
Series 2024-VLT4, Class E, (1-mo. CME Term SOFR + 2.89%), 7.29%, 07/15/29(a)(b)		3,100	3,113,562
Series 2024-VLT4, Class F, (1-mo. CME Term SOFR + 3.94%), 8.33%, 07/15/29(a)(b)		7,980	7,976,233
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(b)	USD	750	$ 657,254
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(b)		1,450	1,196,653
Series 2017-GM, Class D, 3.42%, 06/13/39(a)(b)		590	547,952
Series 2017-GM, Class E, 3.42%, 06/13/39(a)(b)		1,240	1,134,736
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(b)		2,010	1,514,811
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.37%, 07/15/41(a)(b)		4,289	4,305,084
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1-mo. CME Term SOFR + 2.05%), 6.45%, 12/15/37(a)(b)		3,619	3,618,500
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 5.50%, 05/22/34(a)(b)	EUR	7,964	8,319,310
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	803,009
Series 2017-CD5, Class B, 3.96%, 08/15/50(b)		2,091	1,976,855
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		597	551,597
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.02%, 09/15/38(a)(b)		9,482	9,517,390
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		410	405,681
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(b)		2,643	2,384,723
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		10,965	10,522,862
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		1,007	910,319
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(b)		1,540	1,287,535
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.99%, 08/15/36(a)(b)		2,681	2,681,337
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.84%, 08/15/36(a)(b)		4,620	4,597,052
Commercial Mortgage Trust
Series 2015-LC19, Class B, 3.83%, 02/10/48(b)		512	495,708
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(b)		630	403,298
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		830	839,340
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.24%, 06/15/41(a)(b)		8,360	8,360,272
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.99%, 06/15/41(a)(b)		2,829	2,818,397
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 8.88%, 06/15/41(a)(b)		3,312	3,315,259
CONE Trust
Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 08/15/41(a)(b)		3,280	3,296,400
Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 8.29%, 08/15/41(a)(b)		3,244	3,239,946
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(b)		1,729	571,521

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 5.40%, 12/15/30(a)(b)	USD	900	$ 885,718
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	743,705
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.87%, 10/15/37(a)(b)		2,484	2,317,188
Series 2020-NET, Class D, 3.70%, 08/15/37(a)(b)		710	688,096
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 5.66%, 11/15/38(a)(b)		641	638,249
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 6.01%, 11/15/38(a)(b)		1,150	1,138,570
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 7.84%, 02/15/25(a)(b)(d)		10,100	9,901,978
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		2,271	2,356,795
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class B, 4.46%, 11/15/48(b)		2,410	2,363,032
Series 2018-CX12, Class C, 4.72%, 08/15/51(b)		570	517,058
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(b)		8,300	8,065,685
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1-mo. CME Term SOFR + 1.08%), 5.48%, 06/15/33(a)(b)		2,890	2,548,619
Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 6.28%, 08/15/34(a)(b)		3,435	3,450,056
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		2,584	2,613,488
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 6.14%, 04/15/37(a)(b)		705	705,440
DC Trust
Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)		830	835,372
Series 2024-HLTN, Class F, 10.31%, 04/13/40(a)(b)		2,180	2,209,543
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,396,499
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.90%, 03/15/34(a)(b)		4,850	4,862,125
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 8.40%, 03/15/34(a)(b)		13,906	13,966,103
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(b)		4,860	4,906,933
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(b)		4,860	4,906,933
Series 2024-ELM, Class E10, 7.79%, 06/10/39(a)(b)		6,375	6,423,479
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 7.63%, 11/15/38(a)(b)		2,485	2,485,381
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		1,697	1,696,795
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 6.76%, 07/15/38(a)(b)		3,156	3,163,763
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 7.36%, 07/15/38(a)(b)		5,447	5,474,044
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 8.21%, 07/15/38(a)(b)	USD	15,139	$ 15,213,575
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, 10/10/41(a)(b)		1,535	1,511,077
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 8.74%, 12/15/39(a)(b)		422	424,637
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 10.14%, 12/15/39(a)(b)		3,580	3,617,174
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)(b)		1,190	1,089,811
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(b)		120	115,802
Series 2018-K80, Class B, 4.24%, 08/25/50(a)(b)		1,043	998,831
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(b)		1,489	1,164,473
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 03/15/39(a)(b)		2,970	2,974,641
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	2,748,751
GS Mortgage Securities Trust
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(b)		1,100	976,283
Series 2015-GC32, Class C, 4.40%, 07/10/48(b)		1,049	1,021,287
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		1,943	1,651,067
Series 2019-GSA1, Class C, 3.80%, 11/10/52(b)		260	226,460
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 5.40%, 11/15/36(a)(b)		3,134	3,123,543
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 6.59%, 08/15/39(a)(b)		5,160	5,164,825
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.49%, 03/15/28(a)(b)		5,374	5,394,152
Series 2023-SHIP, Class E, 7.43%, 09/10/38(a)(b)		18,141	18,270,500
Series 2024-RVR, Class E, 7.47%, 08/10/41(a)(b)		1,802	1,774,240
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.09%, 05/15/41(a)(b)		18,775	18,845,406
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. CME Term SOFR + 2.27%), 6.67%, 09/19/38(a)(b)		1,092	1,093,333
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 6.24%, 10/15/41(a)(b)		3,330	3,347,680
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 8.04%, 10/15/41(a)(b)		1,260	1,263,934
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 05/15/37(a)(b)		5,375	5,376,682
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 7.59%, 05/15/37(a)(b)		6,057	6,009,715
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 6.79%, 07/15/39(a)(b)		1,124	1,124,201

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 06/15/41(a)(b)	USD	3,176	$ 3,181,955
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		2,060	1,611,971
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 5.66%, 10/15/36(a)(b)		7,608	7,493,880
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 5.88%, 05/10/39(a)(b)		1,790	1,799,342
Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		4,965	5,072,804
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%, 07/10/39(a)		195	177,193
Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		2,975	2,316,027
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 6.64%, 10/15/39(a)(b)		8,682	8,706,218
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	682,064
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		800	778,502
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 6.89%, 08/15/39(a)(b)		5,685	5,688,553
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 6.14%, 11/15/41(a)(b)		4,830	4,828,491
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.14%, 12/15/48(a)(b)		785	696,183
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	189,059
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(b)		3,688	3,520,785
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,693,943
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 5.65%, 06/15/35(a)(b)		959	832,740
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,569,010
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 6.61%, 07/15/36(a)(b)		2,460	2,406,200
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 7.53%, 10/15/33(a)(b)		1,600	1,329,348
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 5.56%, 04/15/38(a)(b)		1,062	1,061,732
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 7.21%, 04/15/38(a)(b)		9,318	9,329,647
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.31%), 7.71%, 04/15/38(a)(b)		2,750	2,753,437
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 7.94%, 04/15/37(a)(b)		4,888	4,216,689
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		3,034	2,435,430
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		8,100	8,076,266
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)	USD	2,260	$ 2,243,612
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		6,887	6,835,610
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		5,900	5,875,437
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(b)		2,310	2,338,183
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 6.02%, 06/15/39(a)(b)		3,715	3,716,161
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 7.59%, 06/15/39(a)(b)		2,148	2,154,568
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 6.12%, 12/15/39(a)(b)		4,980	4,972,217
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.84%, 10/15/41(a)(b)		7,350	7,354,594
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 7.04%, 10/15/41(a)(b)		825	825,516
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 5.99%, 06/15/39(a)(b)		12,850	12,866,062
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 8.83%, 06/15/39(a)(b)		1,058	1,056,500
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 4.90%, 09/25/36(a)(b)		1,064	1,010,004
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.09%, 08/15/40(a)(b)		2,294	2,328,225
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 6.19%, 12/15/41(a)(b)		3,106	3,121,530
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 6.16%, 02/15/37(a)(b)		276	277,130
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 9.05%, 02/15/37(a)(b)		2,415	2,420,592
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		3,570	3,601,783
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		3,008	3,032,271
MF1 LLC, Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 6.10%, 03/19/39(a)(b)		1,770	1,774,420
MFT Trust, Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(b)		1,773	1,005,245
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 5.31%, 04/15/38(a)(b)		78	78,262
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 6.61%, 04/15/38(a)(b)		3,700	3,702,312
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 7.11%, 04/15/38(a)(b)		471	471,417
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 7.26%, 07/15/38(a)(b)		2,100	2,092,125
MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		1,550	1,660,515
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,555,047

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/48(b)	USD	2,910	$ 2,817,770
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. CME Term SOFR + 4.65%), 9.05%, 11/15/34(a)(b)		1,413	1,351,844
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 11.60%, 11/15/34(a)(b)		1,612	1,537,381
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		2,730	1,781,765
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		630	479,105
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		3,207	3,094,865
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(b)		1,650	1,430,683
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(b)		973	1,024,616
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.80%, 03/15/39(a)(b)		1,330	1,328,753
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,007,105
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,342,255
NJ Trust, Series 2023-GSP, Class A, 6.48%, 01/06/29(a)(b)		5,050	5,255,260
NYC Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 6.39%, 08/15/29(a)(b)		1,348	1,357,837
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 8.24%, 08/15/29(a)(b)		2,195	2,214,053
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)		2,910	2,144,306
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,888	1,648,752
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,754	1,520,673
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 5.46%, 01/15/36(a)(b)		1,815	1,731,056
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.76%, 01/15/36(a)(b)		2,857	2,685,580
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 6.01%, 01/15/36(a)(b)		2,345	2,183,198
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 7.26%, 01/15/36(a)(b)		960	824,649
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 7.49%, 11/15/40(a)(b)		2,494	2,512,755
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.99%, 12/15/39(a)(b)		4,150	4,150,000
PFP Ltd., Series 2022-9, Class A, (1-mo. CME Term SOFR + 2.27%), 6.67%, 08/19/35(a)(b)		2,217	2,219,958
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 6.29%, 06/15/39(a)(b)		2,559	2,558,998
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 6.89%, 10/25/39(a)(b)		6,085	6,111,572
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 6.81%, 06/25/37(a)(b)		672	673,254
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 6.71%, 10/25/39(a)(b)		2,759	2,765,412
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 6.65%, 01/19/37(a)(b)	USD	9,295	$ 9,355,873
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		2,590	2,582,780
Series 2024-CNTR, Class E, 8.82%, 11/13/41(a)		3,897	4,029,245
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.94%, 11/15/34(a)(b)		3,300	3,304,081
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 8.59%, 11/15/34(a)(b)		3,381	3,379,376
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 9.58%, 11/15/34(a)(b)		2,890	2,888,465
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(b)		2,200	1,817,414
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		1,792	1,442,947
SHER Trust, Series 2024-DAL, Class A, (1-mo. CME Term SOFR + 1.64%), 6.04%, 04/15/37(a)(b)		2,836	2,828,910
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 6.35%, 10/15/41(a)(b)		9,897	9,968,085
Series 2024-LXRY, Class B, (1-mo. CME Term SOFR + 2.45%), 6.85%, 10/15/41(a)(b)		2,553	2,568,801
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 8.00%, 10/15/41(a)(b)		3,784	3,816,797
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.85%, 10/15/41(a)(b)		2,555	2,580,310
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 7.14%, 11/15/38(a)(b)		5,167	5,179,832
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 7.13%, 11/15/36(a)(b)		2,091	2,092,607
TCO Commercial Mortgage Trust, Series 2024-DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 7.24%, 12/15/39(a)(b)		519	518,671
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(a)(b)		1,799	1,837,206
Thunder Logistics DAC
Series 2024-1X, Class B, (3-mo. EURIBOR + 2.05%), 5.19%, 11/17/36(b)(g)	EUR	649	672,999
Series 2024-1X, Class C, (3-mo. EURIBOR + 2.55%), 5.69%, 11/17/36(b)(g)		456	472,953
Series 2024-1X, Class D, (3-mo. EURIBOR + 3.30%), 6.44%, 11/17/36(b)(g)		1,043	1,080,488
TTAN
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.51%), 6.91%, 03/15/38(a)(b)	USD	753	752,659
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.01%), 7.41%, 03/15/38(a)(b)		3,784	3,781,334
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)		2,230	2,325,353
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4, 3.68%, 12/15/50		880	846,019
Series 2018-C15, Class A4, 4.34%, 12/15/51		1,500	1,447,642
UK Logistics DAC
Series 2024-1X, Class A, (1-day SONIA + 1.65%), 6.38%, 05/17/34(b)(g)	GBP	1,165	1,463,979

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
UK Logistics DAC
Series 2024-2X, Class C, (1-day SONIA + 2.10%), 6.81%, 02/17/35(b)(g)	GBP	599	$ 745,811
Series 2024-2X, Class D, (1-day SONIA + 3.10%), 7.81%, 02/17/35(b)(g)		1,382	1,720,714
VEGAS Trust
Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(b)	USD	7,390	7,086,330
Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		16,670	15,199,739
Series 2024-TI, Class A, 5.52%, 11/10/39(a)		4,310	4,320,929
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(b)		212	191,014
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(b)		128	112,473
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	99,792
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		2,843	2,632,527
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(b)		514	444,982
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(b)		633	548,028
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		8,981	7,906,207
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		983	759,126
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		671	511,809
Series 2022-2, Class M3, 5.76%, 04/25/52(a)(b)		1,985	1,809,297
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		848	833,550
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(b)		601	575,620
Series 2022-4, Class M4, 7.54%, 08/25/52(a)(b)		1,109	1,022,613
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		2,808	2,797,549
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(b)		1,726	1,723,676
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		6,517	6,540,418
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		632	632,381
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		726	730,745
Series 2024-5, Class A, 5.49%, 10/25/54(a)(b)		2,186	2,157,030
Series 2024-5, Class M2, 5.96%, 10/25/54(a)(b)		777	761,343
Series 2024-5, Class M3, 6.76%, 10/25/54(a)(b)		1,197	1,174,043
Series 2024-5, Class M4, 9.53%, 10/25/54(a)(b)		774	759,339
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		436	432,087
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		660	654,971
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		620	615,558
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		3,390	3,219,692
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME Term SOFR + 1.53%), 5.92%, 01/15/59(b)		2,724	2,706,930
Series 2016-C34, Class A3FL, (1-mo. CME Term SOFR + 1.15%), 5.54%, 06/15/49(a)(b)		1,830	1,807,867
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(b)		472	420,652
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(b)		1,680	1,612,174
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		514	421,981
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		2,829	2,835,663
Series 2024-5C2, Class A3, 5.92%, 11/15/57(b)		5,050	5,202,869
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		4,292	4,341,686
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		2,732	2,706,477
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		1,160	1,150,667
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.19%, 11/15/27(a)(b)	USD	6,274	$ 6,334,618
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 7.83%, 11/15/27(a)(b)		2,500	2,514,062
			1,117,597,631
Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)(e)		98,897	3,591,382
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		53,303	784,649
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		39,391	2,351,072
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)(e)		45,612	1,834,254
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)(e)		59,672	2,929,246
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(b)		48,560	1,311,546
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(b)		5,214	140,833
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(b)		93,859	923,534
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		25,175	686,081
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		14,671	272,849
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		6,756	287,054
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,741	74,702
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		49,343	695,640
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.58%, 07/25/56(a)(b)		2,656	294,289
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.95%, 02/25/38(a)(b)		11,622	2,541,157
			18,718,288
Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(b)		13,000	51,016
BANK, Series 2019-BN20, Class XB, 0.36%, 09/15/62(b)		39,279	608,911
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.58%, 02/15/50(b)		11,850	130,684
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.86%, 08/10/35(a)(b)		15,437	263,034
Series 2020-C7, Class XB, 0.98%, 04/15/53(b)		1,596	73,703
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.01%, 03/15/52(b)		12,485	423,466
Series 2020-B17, Class XB, 0.53%, 03/15/53(b)		7,100	141,616
Series 2021-B23, Class XA, 1.26%, 02/15/54(b)		27,198	1,422,357
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(b)		14,281	687,999

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.69%, 01/10/48(a)(b)	USD	5,497	$ 72,272
Series 2016-C4, Class XB, 0.69%, 05/10/58(b)		5,810	43,736
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)		46,500	1,847,296
Commercial Mortgage Pass-Through Certificates
Series 2015-3BP, Class XA, 0.06%, 02/10/35(a)(b)		150,000	1,500
Series 2015-CR25, Class XA, 0.78%, 08/10/48(b)		3,952	7,316
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(b)		3,200	157,344
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.23%, 11/15/50(b)		12,490	89,983
Series 2019-C16, Class XA, 1.54%, 06/15/52(b)		29,585	1,629,119
Series 2019-C17, Class XA, 1.32%, 09/15/52(b)		9,489	450,844
Series 2019-C17, Class XB, 0.53%, 09/15/52(b)		19,090	412,441
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(b)		21,535	251,051
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		5,780	118,046
ELM Trust
Series 2024-ELM, Class XP10, 0.23%, 06/10/39(a)(b)		51,484	165,161
Series 2024-ELM, Class XP15, 1.56%, 06/10/39(a)(b)		46,635	992,323
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		152,450	451,801
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(b)		21,000	210
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.80%, 11/10/52(b)		7,708	244,518
Series 2020-GSA2, Class XA, 1.70%, 12/12/53(a)(b)		18,231	1,322,638
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.40%, 09/15/47(b)		135	1
Series 2014-C23, Class XA, 0.37%, 09/15/47(b)		3,774	38
Series 2015-C29, Class XA, 0.52%, 05/15/48(b)		1,246	855
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		4,940	55,974
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.72%, 04/15/46(b)		4,570	17,973
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		13,040	131,768
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.14%, 02/15/36(a)(b)		3,506	102,312
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.84%, 03/10/50(a)(b)	USD	2,377	$ 31,116
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		16,557	273,555
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.20%, 12/15/47(a)(b)		4,370	54,013
Series 2015-C26, Class XD, 1.30%, 10/15/48(a)(b)		4,490	36,311
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.59%, 03/15/49(a)(b)		13,984	211,655
Series 2017-H1, Class XD, 2.14%, 06/15/50(a)(b)		3,293	148,484
Series 2019-H6, Class XB, 0.71%, 06/15/52(b)		23,510	634,622
Series 2019-L2, Class XA, 1.00%, 03/15/52(b)		8,287	283,312
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(b)		56,231	3,451,935
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(b)		36,697	279,000
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)(e)		44,225	137,712
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(b)		8,845	23,094
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.44%, 10/15/52(b)		30,400	1,630,895
Series 2019-C18, Class XA, 0.99%, 12/15/52(b)		33,868	1,145,017
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 0.99%, 12/15/48(b)		2,077	9,816
Series 2016-BNK1, Class XD, 1.24%, 08/15/49(a)(b)		4,420	72,172
Series 2019-C50, Class XA, 1.40%, 05/15/52(b)		21,295	956,340
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)		33,871	319,488
			22,067,843
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(e)		1,503	203,016
Total Non-Agency Mortgage-Backed Securities — 11.0% (Cost: $2,249,220,171)			2,176,896,607
Preferred Securities
Capital Trusts — 0.2%
Banks — 0.0%
Bangkok Bank PCL, 5.00%(g)(p)		500	494,000
Barclays PLC, 4.38%(p)		462	415,493
BNP Paribas SA
4.63%(a)(p)		462	433,979
7.38%(a)(p)		302	299,820
Emirates NBD Bank PJSC, 6.13%(g)(p)		425	423,143
Krung Thai Bank PCL, 4.40%(g)(p)		500	485,625
Rizal Commercial Banking Corp., 6.50%(g)(p)		500	498,125
			3,050,185

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets — 0.1%
Brookfield Finance, Inc., 6.30%, 01/15/55	USD	9,845	$ 9,626,539
UBS Group AG
4.88%(a)(p)		483	460,016
9.25%(a)(p)		1,875	2,148,621
			12,235,176
Electric Utilities — 0.0%
AES Andes SA, 8.15%, 06/10/55(a)		1,269	1,294,380
Media — 0.0%
Paramount Global, 6.38%, 03/30/62		1,698	1,641,257
Multi-Utilities — 0.1%
Dominion Energy, Inc.
6.63%, 05/15/55		10,808	10,988,105
Series B, 7.00%, 06/01/54		6,582	6,950,487
			17,938,592
Total Capital Trusts — 0.2%			36,159,590
	Shares
Preferred Stocks — 0.3%
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%	38,550	2,347,309
Financial Services — 0.0%
SCI PH, Inc. (Acquired 02/10/23, cost $1,875,000), 12.50%(d)(i)	1,875	1,899,000
Household Durables — 0.1%
Dream Finders Homes, Inc. (Preference), 9.00%(d)(p)	15,124	15,029,475
Lessen Holdings, Inc., Series B(d)	143,367	560,565
		15,590,040
IT Services — 0.0%
Veritas NewCo.
0.00%(d)(e)	13,327	266,540
0.00%(d)(e)	9,199	183,980
xAI Corp., Series C (Acquired 11/27/24, cost $7,868,086)(d)(h)(i)	363,422	7,868,086
		8,318,606
Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc.(d)	3,271,821	865,397
Software — 0.1%
Versa Networks, Inc., (12.66% Cash or 12.66% PIK) (Acquired 10/14/22, cost $12,017,972)(d)(i)	4,118,274	21,868,035
Specialty Retail — 0.1%
Davidson Homes, Inc., 12.00%(d)(h)	18,658	17,009,006
Textiles, Apparel & Luxury Goods — 0.0%
Cap Hill Brands(d)	2,670,520	507,399
Total Preferred Stocks — 0.3%		68,404,792
Total Preferred Securities — 0.5% (Cost: $99,934,230)		104,564,382
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,609,878
Security		Par (000)	Value
Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-W5, Class A, (1-mo. CME Term SOFR + 0.11%), 4.79%, 04/25/33(b)	USD	1	$ 780
Freddie Mac, Series 2015-HQ2, Class B, (SOFR (30-day) + 8.06%), 12.63%, 05/25/25(b)		507	520,299
			521,079
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		161	160,769
Freddie Mac
Series 2024-P015, Class A1, 4.31%, 11/25/32(b)		2,115	1,992,583
Series KJ48, Class A2, 5.03%, 10/25/31		2,327	2,335,701
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		1,369	1,283,801
Series 2023-119, Class AD, 2.25%, 04/16/65		2,539	2,011,697
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		1,117	994,696
			8,779,247
Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50		5,020	1,057,226
Series 2021-50, Class IO, 4.00%, 08/25/51		7,322	1,431,645
Series 427, Class C71, 3.00%, 10/25/49		25,162	4,134,543
Freddie Mac
Series 5081, Class AI, 3.50%, 03/25/51		4,471	832,884
Series 5112, Class KI, 3.50%, 06/25/51		20,437	3,802,737
Series 5127, Class AI, 3.00%, 06/25/51		7,383	1,233,750
Ginnie Mae
Series 2020-146, Class DI, 2.50%, 10/20/50		4,710	682,027
Series 2020-175, Class DI, 2.50%, 11/20/50		1,674	228,221
Series 2020-185, Class MI, 2.50%, 12/20/50		5,905	835,575
Series 2021-58, Class IY, 3.00%, 02/20/51		37,850	6,349,105
Series 2021-67, Class QI, 3.00%, 04/20/51		3,436	573,444
Series 2021-76, Class JI, 3.00%, 08/20/50		3,530	589,175
Series 2021-78, Class IP, 3.00%, 05/20/51		35,224	6,013,474
Series 2021-83, Class PI, 3.00%, 05/20/51		9,070	1,501,115
Series 2021-96, Class MI, 3.00%, 06/20/51		6,162	1,028,340
Series 2021-97, Class LI, 3.00%, 08/20/50		45,421	7,579,653
Series 2022-78, Class IO, 3.00%, 08/20/51		7,667	1,282,071
Series 2022-85, Class IK, 3.00%, 05/20/51		22,425	3,746,218
			42,901,203
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.02%, 10/25/30(b)		13,587	627,291
Series KL06, Class XFX, 1.36%, 12/25/29(b)		6,710	294,484
Series KW09, Class X1, 0.80%, 05/25/29(b)		35,766	928,916
Ginnie Mae
Series 2013-30, Class IO, 0.52%, 09/16/53(b)		2,424	34,854
Series 2016-36, Class IO, 0.66%, 08/16/57(b)		586	16,393
Series 2016-96, Class IO, 0.77%, 12/16/57(b)		3,105	116,197
			2,018,135
Mortgage-Backed Securities — 38.7%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		227,492	182,101,723
2.00%, 10/01/31 - 03/01/52		640,462	514,077,514
2.50%, 09/01/27 - 02/01/52		448,208	377,145,936
3.00%, 04/01/28 - 05/01/52		135,442	120,391,136
3.50%, 08/01/28 - 01/01/51(s)		223,391	200,384,583
4.00%, 08/01/31 - 04/01/52		94,452	87,898,068
4.50%, 02/01/25 - 07/01/52		127,808	122,499,027
5.00%, 11/01/32 - 04/01/53		57,138	55,765,496

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
5.50%, 12/01/32 - 12/01/54	USD	190,536	$ 188,750,566
5.81%, 06/01/31		5,495	5,611,832
6.00%, 02/01/34 - 08/01/53		121,578	122,858,378
6.50%, 05/01/40 - 09/01/54		159,112	162,950,817
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		37,678	30,499,329
2.00%, 09/01/35 - 02/01/52(s)		566,966	452,472,101
2.50%, 04/01/27 - 04/01/52		278,578	231,502,227
3.00%, 09/01/27 - 08/01/52		248,606	215,820,772
3.50%, 02/01/31 - 06/01/50		73,088	67,229,707
4.00%, 08/01/40 - 06/01/52		106,360	99,203,794
4.50%, 02/01/39 - 08/01/52		75,165	71,768,086
5.00%, 07/01/35 - 11/01/53		116,106	112,508,868
5.50%, 02/01/35 - 12/01/54		77,774	77,198,356
6.00%, 11/01/52 - 12/01/54		88,642	89,615,275
6.50%, 10/01/53 - 09/01/54		55,368	56,888,497
7.50%, 12/01/53 - 01/01/54		2,373	2,526,983
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 01/15/55(t)		236,585	189,353,558
2.50%, 04/20/51 - 01/15/55(t)		238,534	199,277,146
3.00%, 12/20/44 - 01/15/55(t)		173,718	150,894,776
3.50%, 01/15/42 - 01/15/55(t)		128,989	115,722,364
4.00%, 04/20/39 - 01/15/55(t)		91,358	84,490,332
4.50%, 12/20/39 - 01/15/55(t)		94,726	89,677,924
5.00%, 04/15/33 - 01/15/55(t)		110,497	107,250,635
5.50%, 01/15/55(t)		112,619	111,687,970
6.00%, 01/15/55(t)		80,408	80,935,677
6.50%, 01/15/55(t)		49,739	50,590,730
Uniform Mortgage-Backed Securities
2.00%, 01/01/40(t)		38,870	34,317,017
2.50%, 01/01/40 - 01/01/55(t)		102,920	85,559,602
3.00%, 01/01/40 - 01/01/55(t)		102,845	87,871,421
3.50%, 01/01/40 - 01/01/55(t)		185,192	163,788,792
4.00%, 01/01/40 - 01/01/55(t)		62,666	57,537,692
4.50%, 01/01/40 - 01/01/55(t)		29,342	28,566,245
5.00%, 01/01/55(t)		101,074	97,543,949
5.50%, 01/01/55(t)		1,120,697	1,105,845,835
6.00%, 01/01/55(t)		1,164,662	1,170,030,370
6.50%, 01/01/55(t)		810	826,808
			7,659,437,914
Total U.S. Government Sponsored Agency Securities — 39.0% (Cost: $8,183,002,585)			7,715,267,456
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 - 11/15/54		61,770	59,077,392
4.63%, 02/15/40		8,824	8,686,796
1.13%, 05/15/40 - 08/15/40		14,792	8,858,165
4.38%, 05/15/40 - 05/15/41		59,436	56,759,285
3.88%, 08/15/40 - 02/15/43(u)		116,397	102,854,670
1.38%, 11/15/40 - 08/15/50		35,293	18,180,789
4.25%, 11/15/40		33,097	31,106,411
1.88%, 02/15/41 - 11/15/51		135,903	81,551,253
4.75%, 02/15/41		28,477	28,342,177
2.38%, 02/15/42 - 05/15/51		72,964	48,095,533
3.00%, 05/15/42 - 08/15/52		334,832	245,165,380
2.88%, 05/15/43 - 05/15/49		91,096	67,643,331
3.63%, 08/15/43 - 05/15/53		158,930	130,421,422
3.75%, 11/15/43		36,642	31,550,893
3.13%, 08/15/44 - 05/15/48		64,699	49,477,941
4.13%, 08/15/44 - 08/15/53		128,578	115,347,514
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds
2.50%, 02/15/45	USD	83,945	$ 58,242,990
2.75%, 11/15/47		84,374	59,203,809
2.25%, 08/15/49 - 02/15/52		76,317	46,849,898
1.63%, 11/15/50		29,156	15,202,293
2.00%, 08/15/51		27,897	15,940,619
U.S. Treasury Notes
2.88%, 06/15/25 - 05/15/32		155,490	149,108,788
5.00%, 08/31/25 - 09/30/25		153,421	154,191,848
4.50%, 11/15/25 - 07/15/26		154,121	154,546,690
4.00%, 12/15/25 - 02/15/34		408,848	403,365,552
4.63%, 03/15/26		91,501	91,896,471
4.88%, 04/30/26 - 10/31/30		89,904	90,984,232
0.63%, 07/31/26		62,850	59,396,175
3.75%, 08/31/26 - 05/31/30		239,251	234,052,971
3.50%, 09/30/26		62,850	62,058,340
1.63%, 11/30/26 - 05/15/31		89,770	76,959,631
4.25%, 03/15/27		62,850	62,833,609
0.50%, 04/30/27 - 08/31/27		215,384	196,247,301
2.38%, 05/15/27 - 03/31/29		91,166	84,709,335
2.25%, 08/15/27		16,447	15,633,447
0.38%, 09/30/27		36,576	32,913,730
3.88%, 11/30/27 - 12/31/29		197,458	193,822,095
1.25%, 03/31/28 - 08/15/31(u)		369,758	320,630,762
3.63%, 03/31/28		86,363	84,585,995
1.13%, 08/31/28		63,183	56,354,123
4.38%, 11/30/28		83,800	83,833,919
3.25%, 06/30/29		74,119	70,726,832
1.50%, 02/15/30		25,743	22,353,038
Total U.S. Treasury Obligations — 20.1% (Cost: $4,263,178,594)			3,979,763,445
	Shares
Warrants (h)
Automobiles — 0.0%
Lightning eMotors, Inc. (Issued/Exercisable 03/03/22, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	216,261	—
Banks — 0.0%
Flagstar Financial, Inc. (Issued/Exercisable 03/07/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 11.50) (Acquired 03/07/24, cost $0)(i)	948	1,653,312
Capital Markets — 0.0%
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(d)	214,560	8,883
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(d)	128,396	1
		8,884
Financial Services — 0.0%
Rotor Acquisition Corp. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)	72,998	55,113
Machinery — 0.0%
Palladyne AI Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,474	201,943

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc. (Issued/Exercisable 01/25/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 11.50)(d)	3,390,177	$ 245,788
Passenger Airlines — 0.0%
Volato Group, Inc. (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/03/21, cost $73,612)(i)	73,612	1,104
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/23/21, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	111,610	893
Software — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	16,026	16,988
Latch, Inc. (Issued/Exercisable 11/13/21, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(d)	49,166	—
Versa Networks, Inc. (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 11.50) (Acquired 10/14/22, cost $0)(d)(i)	507,586	2,268,909
		2,285,897
Specialty Retail — 0.0%
Davidson Homes (Issued/Exercisable 05/16/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.47)(d)	129,494	1,057,966
EVgo, Inc. (Issued/Exercisable 10/02/21, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	75,790	40,927
		1,098,893
Trading Companies & Distributors — 0.0%
Lavoro Ltd. (Issued/Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	10,391
Total Warrants — 0.0% (Cost: $1,433,474)		5,562,218
Total Long-Term Investments — 113.5% (Cost: $23,576,535,545)		22,474,809,034
Shares
Short-Term Securities
Security	Shares	Value
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(r)(v)(w)	7,595,305	$ 7,599,102
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(r)(v)	798,235,405	798,235,405
Total Short-Term Securities — 4.1% (Cost: $805,834,583)		805,834,507
Options Purchased — 0.1% (Cost: $32,517,621)		18,087,909
Total Investments Before Options Written and TBA Sale Commitments — 117.7% (Cost: $24,414,887,749)		23,298,731,450
		Par (000)
TBA Sale Commitments(t)
Mortgage-Backed Securities — (12.2)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/55	USD	(3,816)	(3,051,309)
2.50%, 01/15/55		(3,572)	(2,982,620)
3.00%, 01/15/55		(2,529)	(2,192,722)
3.50%, 01/15/55		(1,495)	(1,336,219)
4.00%, 01/15/55		(1,801)	(1,658,688)
4.50%, 01/15/55		(1,055)	(997,140)
5.00%, 01/15/55		(1,286)	(1,247,470)
5.50%, 01/15/55		(1,986)	(1,969,582)
6.00%, 01/15/55		(2,354)	(2,369,448)
6.50%, 01/15/55		(2,213)	(2,250,895)
Uniform Mortgage-Backed Securities
1.50%, 01/01/40		(7,425)	(6,363,857)
2.00%, 01/01/40 - 01/01/55		(26,420)	(21,041,897)
2.50%, 01/01/40 - 01/01/55		(10,051)	(8,290,956)
3.00%, 01/01/40 - 01/01/55		(9,764)	(8,448,562)
3.50%, 01/01/40 - 01/01/55		(4,843)	(4,357,042)
4.00%, 01/01/40 - 01/01/55		(7,689)	(7,034,343)
4.50%, 01/01/40 - 01/01/55		(861,944)	(810,655,862)
5.00%, 01/01/55		(306,640)	(295,930,762)
5.50%, 01/01/55		(938,024)	(925,593,377)
6.00%, 01/01/55		(234,230)	(235,309,655)
6.50%, 01/01/55		(65,133)	(66,476,470)
Total TBA Sale Commitments — (12.2)% (Proceeds: $(2,437,890,724))			(2,409,558,876)
Options Written — (0.3)% (Premiums Received: $(52,787,692))			(50,499,420)
Total Investments Net of Options Written and TBA Sale Commitments — 105.2% (Cost: $21,924,209,333)			20,838,673,154
Liabilities in Excess of Other Assets — (5.2)%			(1,028,452,370)
Net Assets — 100.0%			$ 19,810,220,784
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Zero-coupon bond.
(f)	When-issued security.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Non-income producing security.
(i)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $77,155,962, representing 0.4% of its net assets as of period end, and an original cost of $58,957,362.
(j)	All or a portion of the security is held by a wholly-owned subsidiary.
(k)	Investment does not issue shares.
(l)	All or a portion of this security is on loan.
(m)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(n)	Convertible security.
(o)	Issuer filed for bankruptcy and/or is in default.
(p)	Perpetual security with no stated maturity date.
(q)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(r)	Affiliate of the Fund.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	Represents or includes a TBA transaction.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)	Annualized 7-day yield as of period end.
(w)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Par/Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ —	$ —	$ —	$ —	$ —	$ —	$ 830	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	11,651,570	—	(4,049,748)(a)	(1,949)	(771)	7,599,102	7,595,305	8,715(b)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,075,080,828	—	(276,845,423) (a)	—	—	798,235,405	798,235,405	8,293,319	—
iShares 0-5 Year High Yield Corporate Bond ETF	—	51,526,050	—	—	(585,795)	50,940,255	1,195,500	308,042	—
iShares AAA CLO Active ETF	—	10,352,000	—	—	2,000	10,354,000	200,000	151,006	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,087,376	42,143,377	(41,836,468)	(140,750)	(127,138)	5,126,397	47,982	43,405	—
				$ (142,699)	$ (711,704)	$ 872,255,159		$ 8,804,487	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
3-month SOFR	150	09/16/25	$ 35,983	$ 16,197
3-month SOFR	3,427	12/16/25	822,651	(1,190,742)
3-month SOFR	84	03/17/26	20,172	(1,691)
3-month SONIA Index	36	09/16/25	10,781	(75,708)
U.S. Treasury Bonds (30 Year)	6,191	03/20/25	704,807	(19,032,140)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
U.S. Treasury Notes (10 Year)	6,910	03/20/25	$ 751,463	$ (2,877,809)
U.S. Treasury Notes (2 Year)	7,339	03/31/25	1,508,967	356,413
U.S. Treasury Notes (5 Year)	13,966	03/31/25	1,484,651	(6,505,351)
U.S. Ultra Treasury Bonds	1,328	03/20/25	157,908	(8,106,731)
U.S. Ultra Treasury Notes (10 Year)	3,942	03/20/25	438,794	(6,098,120)
				(43,515,682)
Short Contracts
Euro-Bund	17	03/06/25	2,350	21,470
Euro-Buxl	343	03/06/25	47,141	2,923,701
Canadian Government Bonds (10 Year)	1,486	03/20/25	126,751	(2,276,631)
E-Mini Russell 2000 Index	60	03/21/25	6,749	339,637
Euro STOXX 50 Index	276	03/21/25	13,955	268,175
S&P 500 E-Mini Index	12	03/21/25	3,561	115,507
				1,391,859
				$ (42,123,823)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,544,000	BRL	15,505,324	Barclays Bank PLC	01/03/25	$ 35,583
USD	1,009,000	BRL	6,236,801	Barclays Bank PLC	01/03/25	24
USD	1,125,000	BRL	6,885,405	Barclays Bank PLC	01/03/25	11,095
USD	1,526,000	BRL	9,251,885	BNP Paribas S.A.	01/03/25	29,251
USD	1,526,000	BRL	9,049,180	Morgan Stanley & Co. International PLC	01/03/25	62,044
MXN	33,472,431	USD	1,600,843	Bank of New York Mellon	01/15/25	144
USD	3,025,332	EUR	2,873,000	UBS AG	01/15/25	47,567
USD	2,017,000	JPY	309,695,283	Barclays Bank PLC	01/15/25	45,241
USD	2,370,598	MXN	49,000,725	Morgan Stanley & Co. International PLC	01/15/25	26,892
USD	2,604,718	MXN	53,518,088	State Street Bank and Trust Co.	01/15/25	44,947
USD	1,008,000	NOK	11,145,959	TD Securities, Inc.	01/15/25	28,891
USD	373,353	EUR	340,808	Bank of New York Mellon	01/16/25	20,103
USD	195,631	EUR	178,573	Bank of New York Mellon	01/16/25	10,539
USD	244,299	EUR	223,000	Bank of New York Mellon	01/16/25	13,158
USD	102,096	EUR	93,194	Bank of New York Mellon	01/16/25	5,499
USD	36,822	EUR	33,612	Bank of New York Mellon	01/16/25	1,983
USD	513,206	EUR	468,462	Bank of New York Mellon	01/16/25	27,642
USD	160,876	EUR	146,850	Bank of New York Mellon	01/16/25	8,665
TRY	110,032,000	USD	2,979,313	UBS AG	01/21/25	66,099
COP	8,323,296,840	GBP	1,476,000	HSBC Bank PLC	01/23/25	35,810
COP	14,269,720,500	USD	3,218,250	Citibank N.A.	01/23/25	10,459
COP	2,195,802,280	USD	493,000	Morgan Stanley & Co. International PLC	01/23/25	3,829
COP	16,989,630,420	USD	3,814,500	Morgan Stanley & Co. International PLC	01/23/25	29,624
IDR	24,375,000,000	USD	1,500,000	Barclays Bank PLC	01/23/25	13,260
PEN	5,411,723	USD	1,425,000	Goldman Sachs International	01/23/25	14,055
PHP	179,274,480	USD	3,052,000	HSBC Bank PLC	01/23/25	41,468
PLN	2,943,771	EUR	675,000	JPMorgan Chase Bank N.A.	01/23/25	12,340
THB	52,319,540	USD	1,513,000	Deutsche Bank AG	01/23/25	23,361
THB	51,630,000	USD	1,500,000	Morgan Stanley & Co. International PLC	01/23/25	16,113
TRY	40,192,755	USD	1,104,500	Citibank N.A.	01/23/25	5,715
TRY	34,978,568	USD	951,000	UBS AG	01/23/25	15,187
USD	993,666	AUD	1,530,000	Barclays Bank PLC	01/23/25	46,655
USD	4,638,611	AUD	7,139,000	TD Securities, Inc.	01/23/25	219,848
USD	1,513,000	CAD	2,107,824	BNP Paribas S.A.	01/23/25	45,389
USD	2,017,700	CAD	2,878,935	BNP Paribas S.A.	01/23/25	13,188
USD	1,511,000	CAD	2,126,940	Goldman Sachs International	01/23/25	30,078

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,968,000	CAD	4,145,038	Standard Chartered Bank	01/23/25	$ 81,940
USD	4,509,000	CNH	32,641,021	Bank of America N.A.	01/23/25	59,443
USD	3,027,000	COP	13,137,936,750	Citibank N.A.	01/23/25	54,372
USD	1,009,000	COP	4,412,357,000	Citibank N.A.	01/23/25	10,647
USD	3,072,000	COP	13,519,872,000	Société Générale	01/23/25	12,954
USD	1,532,000	CZK	36,593,781	Morgan Stanley & Co. International PLC	01/23/25	27,302
USD	1,449,576	EUR	1,371,823	Bank of New York Mellon	01/23/25	27,279
USD	506,604	EUR	479,000	Barclays Bank PLC	01/23/25	9,980
USD	4,614,553	EUR	4,376,000	Barclays Bank PLC	01/23/25	77,542
USD	915,055	EUR	869,893	Commonwealth Bank of Australia	01/23/25	13,156
USD	3,838,557	EUR	3,649,000	Deutsche Bank AG	01/23/25	55,295
USD	895,682	EUR	848,000	NatWest Markets PLC	01/23/25	16,481
USD	2,602,983	EUR	2,464,388	NatWest Markets PLC	01/23/25	47,920
USD	4,518,646	EUR	4,344,000	NatWest Markets PLC	01/23/25	14,812
USD	7,183,993	EUR	6,781,000	Standard Chartered Bank	01/23/25	153,491
USD	5,899,620	EUR	5,586,307	UBS AG	01/23/25	107,770
USD	3,025,236	GBP	2,401,000	Morgan Stanley & Co. International PLC	01/23/25	20,010
USD	2,544,000	JPY	381,575,526	Barclays Bank PLC	01/23/25	112,289
USD	2,017,000	JPY	308,977,049	BNP Paribas S.A.	01/23/25	47,946
USD	2,519,000	JPY	375,696,003	Goldman Sachs International	01/23/25	124,758
USD	6,144,000	JPY	962,873,057	Standard Chartered Bank	01/23/25	7,785
USD	998,000	JPY	153,422,340	TD Securities, Inc.	01/23/25	20,267
USD	1,527,000	KRW	2,164,217,100	Citibank N.A.	01/23/25	55,893
USD	1,532,000	KRW	2,175,593,200	Citibank N.A.	01/23/25	53,160
USD	2,035,000	MXN	42,596,620	Barclays Bank PLC	01/23/25	528
USD	1,512,000	MXN	30,952,152	Citibank N.A.	01/23/25	33,684
USD	1,496,000	MXN	30,398,720	Citibank N.A.	01/23/25	44,116
USD	1,496,000	MXN	30,400,216	Citibank N.A.	01/23/25	44,045
USD	1,493,000	MXN	30,682,046	Goldman Sachs International	01/23/25	27,584
USD	1,489,000	NOK	16,535,465	Deutsche Bank AG	01/23/25	36,479
USD	1,489,000	NOK	16,656,621	Goldman Sachs International	01/23/25	25,837
USD	4,915,000	SEK	53,963,923	NatWest Markets PLC	01/23/25	31,570
USD	7,475,000	SGD	10,036,854	UBS AG	01/23/25	118,379
USD	1,536,000	THB	51,732,480	Citibank N.A.	01/23/25	16,878
USD	1,008,000	ZAR	18,442,368	Bank of America N.A.	01/23/25	32,842
USD	1,009,000	ZAR	18,513,838	HSBC Bank PLC	01/23/25	30,062
USD	4,686,000	CNH	32,834,802	Morgan Stanley & Co. International PLC	01/27/25	209,862
USD	1,804,805	PEN	6,739,143	Citibank N.A.	02/12/25	13,936
USD	16,982,373	ZAR	305,300,607	UBS AG	02/18/25	877,897
USD	3,069,320	COP	13,425,972,983	Bank of New York Mellon	02/21/25	43,401
USD	2,493,656	COP	10,960,364,332	Bank of New York Mellon	02/21/25	23,430
USD	9,392,842	COP	41,046,717,960	Citibank N.A.	02/21/25	141,814
USD	4,327,170	COP	18,912,329,000	Citibank N.A.	02/24/25	66,455
USD	9,402,114	CZK	225,633,971	TD Securities, Inc.	02/27/25	118,144
BRL	270,160,000	USD	43,140,699	JPMorgan Chase Bank N.A.	03/19/25	1,667
USD	392,189	AUD	617,000	TD Securities, Inc.	03/19/25	10,251
USD	144,262,779	BRL	889,571,900	Goldman Sachs International	03/19/25	2,205,345
USD	2,025,234	CAD	2,872,000	NatWest Markets PLC	03/19/25	21,406
USD	184,894,344	EUR	174,244,700	Barclays Bank PLC	03/19/25	3,774,685
USD	5,156,060	EUR	4,939,000	BNP Paribas S.A.	03/19/25	22,188
USD	153,696	EUR	147,000	Commonwealth Bank of Australia	03/19/25	896
USD	1,600,269	EUR	1,517,924	Standard Chartered Bank	03/19/25	22,454
USD	4,966,464	EUR	4,707,626	Standard Chartered Bank	03/19/25	73,095
USD	717,016	EUR	679,647	Standard Chartered Bank	03/19/25	10,553
USD	1,474,523	EUR	1,398,650	TD Securities, Inc.	03/19/25	20,688
USD	4,975,304	EUR	4,716,006	TD Securities, Inc.	03/19/25	73,225
USD	34,461,807	EUR	32,665,758	TD Securities, Inc.	03/19/25	507,196
USD	68,869,837	EUR	65,333,963	UBS AG	03/19/25	958,072
USD	392,342	GBP	310,000	Deutsche Bank AG	03/19/25	4,483
USD	17,342,574	GBP	13,718,000	Deutsche Bank AG	03/19/25	179,199

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	145,393,721	GBP	113,949,200	HSBC Bank PLC	03/19/25	$ 2,825,354
USD	39,235,688	JPY	5,864,501,000	Royal Bank of Canada	03/19/25	1,621,133
USD	9,026,750	JPY	1,376,944,000	State Street Bank and Trust Co.	03/19/25	195,115
USD	12,919,178	MXN	265,075,700	HSBC Bank PLC	03/19/25	371,398
USD	37,358,781	MXN	766,527,459	HSBC Bank PLC	03/19/25	1,073,983
EGP	82,817,000	USD	1,561,995	Citibank N.A.	03/24/25	6,969
USD	1,500,377	BRL	9,261,827	JPMorgan Chase Bank N.A.	04/02/25	24,276
EGP	86,410,900	USD	1,562,867	Citibank N.A.	06/23/25	7,316
						$ 18,222,128
BRL	24,289,988	USD	4,165,000	Barclays Bank PLC	01/03/25	(235,420)
BRL	6,156,120	USD	1,021,000	BNP Paribas S.A.	01/03/25	(25,077)
BRL	3,059,645	USD	509,000	Goldman Sachs International	01/03/25	(14,018)
BRL	12,290,993	USD	2,035,000	Goldman Sachs International	01/03/25	(46,591)
EGP	24,514,063	USD	484,659	Société Générale	01/08/25	(4,089)
USD	479,258	EGP	24,514,063	Société Générale	01/08/25	(1,312)
USD	3,028,436	TRY	109,338,641	Barclays Bank PLC	01/08/25	(37,654)
USD	1,058,578	TRY	38,279,777	Barclays Bank PLC	01/08/25	(14,869)
USD	869,463	TRY	31,300,683	Barclays Bank PLC	01/08/25	(8,275)
USD	858,094	TRY	30,775,536	Barclays Bank PLC	01/08/25	(4,918)
USD	2,086,776	TRY	74,719,511	Barclays Bank PLC	01/08/25	(8,520)
EUR	2,873,000	USD	3,033,414	Barclays Bank PLC	01/15/25	(55,648)
JPY	309,274,052	USD	2,017,000	BNP Paribas S.A.	01/15/25	(47,923)
NOK	11,120,011	USD	1,008,000	Goldman Sachs International	01/15/25	(31,170)
EUR	3,629	USD	3,975	UBS AG	01/16/25	(214)
EUR	20,187	USD	22,114	UBS AG	01/16/25	(1,191)
USD	645,000	TRY	23,682,852	UBS AG	01/21/25	(10,482)
AUD	1,080,730	EUR	664,500	NatWest Markets PLC	01/23/25	(20,020)
AUD	3,782,000	USD	2,352,117	Bank of America N.A.	01/23/25	(11,206)
AUD	1,530,000	USD	994,473	HSBC Bank PLC	01/23/25	(47,462)
AUD	4,639,000	USD	3,025,709	HSBC Bank PLC	01/23/25	(154,348)
CLP	2,987,649,000	USD	3,027,000	Citibank N.A.	01/23/25	(23,587)
CLP	1,425,610,545	USD	1,465,000	Goldman Sachs International	01/23/25	(31,867)
CNH	18,388,342	USD	2,519,000	Bank of America N.A.	01/23/25	(12,339)
CNH	14,415,327	USD	1,993,380	Bank of New York Mellon	01/23/25	(28,312)
CZK	72,640,244	USD	3,026,000	State Street Bank and Trust Co.	01/23/25	(39,110)
EUR	3,485,000	GBP	2,910,237	Barclays Bank PLC	01/23/25	(29,388)
EUR	479,000	USD	505,399	Bank of America N.A.	01/23/25	(8,775)
EUR	2,869,000	USD	3,029,836	Barclays Bank PLC	01/23/25	(55,274)
EUR	2,885,000	USD	3,033,019	Barclays Bank PLC	01/23/25	(41,868)
EUR	5,001,000	USD	5,205,694	Barclays Bank PLC	01/23/25	(20,687)
EUR	1,923,500	USD	2,021,817	Deutsche Bank AG	01/23/25	(27,544)
EUR	2,873,000	USD	3,026,407	UBS AG	01/23/25	(47,697)
GBP	3,583,000	USD	4,531,681	HSBC Bank PLC	01/23/25	(46,998)
GBP	5,705,000	USD	7,218,588	NatWest Markets PLC	01/23/25	(77,891)
HUF	590,952,100	USD	1,511,000	Citibank N.A.	01/23/25	(24,929)
HUF	1,103,218,375	USD	2,827,000	UBS AG	01/23/25	(52,730)
IDR	75,955,348,465	USD	4,760,500	HSBC Bank PLC	01/23/25	(45,006)
JPY	464,589,724	USD	3,064,000	Bank of America N.A.	01/23/25	(103,254)
JPY	385,208,452	USD	2,519,000	Barclays Bank PLC	01/23/25	(64,137)
JPY	377,065,752	USD	2,544,000	BNP Paribas S.A.	01/23/25	(141,029)
JPY	228,307,603	USD	1,527,000	BNP Paribas S.A.	01/23/25	(72,037)
JPY	310,760,601	USD	2,017,000	Goldman Sachs International	01/23/25	(36,579)
JPY	466,550,435	USD	3,055,000	Goldman Sachs International	01/23/25	(81,759)
JPY	309,015,193	USD	2,017,700	Goldman Sachs International	01/23/25	(48,402)
JPY	228,251,914	USD	1,532,000	Société Générale	01/23/25	(77,392)
KRW	1,456,967,000	USD	1,021,000	BNP Paribas S.A.	01/23/25	(30,640)
KRW	3,479,316,173	USD	2,496,000	Citibank N.A.	01/23/25	(130,966)
MXN	31,215,060	USD	1,512,000	Bank of America N.A.	01/23/25	(21,127)
MXN	20,981,520	USD	1,008,000	Bank of America N.A.	01/23/25	(5,894)
MXN	30,501,000	USD	1,500,000	Citibank N.A.	01/23/25	(43,231)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	30,921,104	USD	1,511,000	Goldman Sachs International	01/23/25	$ (34,167)
MXN	52,021,760	USD	2,560,000	Goldman Sachs International	01/23/25	(75,371)
MXN	100,750,830	USD	4,925,930	State Street Bank and Trust Co.	01/23/25	(113,935)
NOK	21,790,919	USD	1,970,000	Goldman Sachs International	01/23/25	(55,826)
NOK	32,667,792	USD	2,953,000	State Street Bank and Trust Co.	01/23/25	(83,372)
NOK	11,145,891	USD	1,008,000	TD Securities, Inc.	01/23/25	(28,914)
PHP	88,672,160	USD	1,532,000	Morgan Stanley & Co. International PLC	01/23/25	(1,919)
PLN	11,864,128	USD	2,873,000	JPMorgan Chase Bank N.A.	01/23/25	(2,755)
PLN	4,290,192	USD	1,044,209	Morgan Stanley & Co. International PLC	01/23/25	(6,298)
SEK	33,220,938	USD	3,023,000	Barclays Bank PLC	01/23/25	(16,693)
SGD	4,377,888	USD	3,267,500	Morgan Stanley & Co. International PLC	01/23/25	(58,680)
SGD	4,708,818	USD	3,513,000	Morgan Stanley & Co. International PLC	01/23/25	(61,621)
USD	493,000	COP	2,197,818,650	Bank of America N.A.	01/23/25	(4,285)
USD	2,017,000	COP	8,919,174,000	Société Générale	01/23/25	(1,079)
USD	3,019,842	GBP	2,416,000	Barclays Bank PLC	01/23/25	(4,158)
USD	1,511,000	HUF	605,231,050	Barclays Bank PLC	01/23/25	(10,978)
USD	1,008,000	MXN	21,128,688	Barclays Bank PLC	01/23/25	(1,135)
USD	20,358,481	PLN	84,152,901	UBS AG	01/23/25	(325)
USD	1,009,000	THB	34,760,050	Barclays Bank PLC	01/23/25	(11,727)
USD	2,968,000	THB	102,557,459	HSBC Bank PLC	01/23/25	(43,596)
USD	974,000	TRY	35,450,678	Barclays Bank PLC	01/23/25	(5,228)
USD	852,031	TRY	31,330,717	HSBC Bank PLC	01/23/25	(13,394)
ZAR	32,043,562	EUR	1,660,000	Deutsche Bank AG	01/23/25	(26,743)
ZAR	27,256,731	USD	1,532,000	Bank of America N.A.	01/23/25	(90,773)
ZAR	28,400,936	USD	1,508,000	Goldman Sachs International	01/23/25	(6,272)
ZAR	27,761,372	USD	1,532,000	HSBC Bank PLC	01/23/25	(64,090)
ZAR	27,652,600	USD	1,532,000	HSBC Bank PLC	01/23/25	(69,841)
ZAR	16,065,297	USD	878,630	Morgan Stanley & Co. International PLC	01/23/25	(29,162)
CNY	32,755,140	USD	4,686,000	Morgan Stanley & Co. International PLC	01/27/25	(192,474)
BRL	6,922,530	USD	1,125,000	Barclays Bank PLC	02/04/25	(11,800)
BRL	9,180,000	USD	1,500,000	Citibank N.A.	02/04/25	(23,780)
PEN	6,739,143	USD	1,800,418	Citibank N.A.	02/12/25	(9,548)
COP	13,056,821,000	USD	3,282,258	Citibank N.A.	02/21/25	(339,537)
USD	2,922,277	COP	13,056,821,000	Société Générale	02/21/25	(20,443)
COP	18,912,329,000	USD	4,559,385	HSBC Bank PLC	02/24/25	(298,670)
EGP	51,052,550	USD	985,000	Société Générale	02/24/25	(4,970)
BRL	51,625,000	USD	8,434,079	Bank of New York Mellon	03/19/25	(189,985)
BRL	101,061,000	USD	16,434,019	Bank of New York Mellon	03/19/25	(295,395)
BRL	101,898,000	USD	16,796,835	Bank of New York Mellon	03/19/25	(524,549)
BRL	185,067,256	USD	30,012,545	Goldman Sachs International	03/19/25	(458,802)
GBP	53,313,000	USD	67,729,470	Deutsche Bank AG	03/19/25	(1,026,524)
IDR	129,680,129,696	USD	8,106,021	JPMorgan Chase Bank N.A.	03/19/25	(73,203)
						$ (6,642,873)
						$ 11,579,255

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CME 3-Month SOFR Futures	33,987	04/11/25	USD	96.25	USD	815,305,646	$ 6,372,563
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	Citibank N.A.	01/17/25	CNH	7.35	CNH	7.35	USD	5,989	$ 22,114
CNH Currency	One-Touch	JPMorgan Chase Bank N.A.	01/23/25	INR	12.50	INR	12.50	CNH	1,739	803
USD Currency	One-Touch	Citibank N.A.	01/31/25	CNH	7.35	CNH	7.35	USD	5,989	135,446
USD Currency	One-Touch	HSBC Bank PLC	04/30/25	CNH	7.63	CNH	7.63	USD	493	59,985
USD Currency	One-Touch	Standard Chartered Bank	04/30/25	INR	88.00	INR	88.00	USD	511	86,770
USD Currency	Under-and-Out	HSBC Bank PLC	07/02/25	CNH	7.35	CNH	7.74	USD	4,946	31,603
										336,721
Put
USD Currency	One-Touch	Bank of America N.A.	01/06/25	MXN	18.10	MXN	18.10	USD	494	—
USD Currency	One-Touch	UBS AG	01/17/25	MXN	18.00	MXN	18.00	USD	201	1
CNH Currency	One-Touch	Standard Chartered Bank	01/23/25	INR	11.50	INR	11.50	CNH	3,478	41,217
USD Currency	One-Touch	Bank of America N.A.	03/17/25	BRL	5.75	BRL	5.75	USD	504	63,568
EUR Currency	One-Touch	HSBC Bank PLC	04/16/25	USD	1.02	USD	1.02	EUR	463	129,588
CNH Currency	One-Touch	JPMorgan Chase Bank N.A.	04/30/25	JPY	19.00	JPY	19.00	CNH	3,697	21,642
										256,016
										$ 592,737

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	01/17/25	JPY	155.00	USD	3,028	$ 52,771
EUR Currency	JPMorgan Chase Bank N.A.	02/17/25	SEK	11.70	EUR	4,807	9,423
USD Currency	JPMorgan Chase Bank N.A.	04/30/25	CNH	7.35	USD	5,090	63,474
							125,668
Put
EUR Currency	JPMorgan Chase Bank N.A.	01/06/25	USD	1.06	EUR	2,193	52,650
USD Currency	Barclays Bank PLC	01/06/25	BRL	5.70	USD	2,469	6
USD Currency	Barclays Bank PLC	01/17/25	BRL	5.74	USD	2,955	743
EUR Currency	Barclays Bank PLC	03/13/25	JPY	160.00	EUR	7,264	103,098
EUR Currency	UBS AG	05/08/25	USD	1.04	EUR	5,540	108,924
							265,421
							$ 391,089
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 01/22/35	1-day SOFR, 4.49%	Quarterly	8.75%	Quarterly	JPMorgan Chase Bank N.A.	01/22/25	8.75%	ZAR	41,484	$ 12,648
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.49%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74%	USD	2,632,790	3,096,230
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.49%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74%	USD	1,316,395	1,548,115
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.49%	Annual	3.74%	Annual	Goldman Sachs International	05/16/25	3.74%	USD	5,165,299	6,074,527
										$ 10,731,520
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CME 3-Month SOFR Futures	33,987	04/11/25	USD	97.00	USD	815,305,646	$ (1,699,350)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
CNH Currency	One-Touch	Standard Chartered Bank	1/23/25	INR	12.50	INR	12.50	CNH	1,739	$ (803)
Put
CNH Currency	One-Touch	JPMorgan Chase Bank N.A.	1/23/25	INR	11.50	INR	11.50	CNH	1,217	(14,426)
										$ (15,229)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	01/06/25	BRL	6.00	USD	2,469	$ (76,874)
USD Currency	Goldman Sachs International	01/06/25	TRY	36.30	USD	988	(1,123)
USD Currency	JPMorgan Chase Bank N.A.	04/30/25	CNH	7.60	USD	7,635	(28,274)
							(106,271)
Put
EUR Currency	JPMorgan Chase Bank N.A.	01/06/25	USD	1.04	EUR	2,193	(12,721)
EUR Currency	Barclays Bank PLC	03/13/25	JPY	154.00	EUR	10,654	(57,202)
EUR Currency	UBS AG	05/08/25	USD	1.01	EUR	5,540	(51,922)
							(121,845)
							$ (228,116)

OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 03/30/35	2.76%	Annual	1-day SOFR, 4.49%	Annual	JPMorgan Chase Bank N.A.	03/28/25	2.76%	USD	121,744	$ (22,659)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.49%	Annual	Citibank N.A.	05/16/25	2.94%	USD	2,632,790	(605,678)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.49%	Annual	Citibank N.A.	05/16/25	2.94%	USD	1,316,395	(302,839)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.49%	Annual	Goldman Sachs International	05/16/25	2.94%	USD	5,165,299	(1,188,286)
10-Year Interest Rate Swap, 06/06/35	3.21%	Annual	1-day SOFR, 4.49%	Annual	Goldman Sachs International	06/04/25	3.21%	USD	126,373	(362,299)
10-Year Interest Rate Swap, 11/27/36	3.75%	Annual	1-day SOFR, 4.49%	Annual	Deutsche Bank AG	11/25/26	3.75%	USD	205,542	(6,081,736)
10-Year Interest Rate Swap, 12/02/36	3.69%	Annual	1-day SOFR, 4.49%	Annual	JPMorgan Chase Bank N.A.	11/30/26	3.69%	USD	18,382	(510,894)
10-Year Interest Rate Swap, 12/05/36	3.71%	Annual	1-day SOFR, 4.49%	Annual	JPMorgan Chase Bank N.A.	12/03/26	3.71%	USD	209,533	(5,947,406)
10-Year Interest Rate Swap, 12/05/36	3.71%	Annual	1-day SOFR, 4.49%	Annual	JPMorgan Chase Bank N.A.	12/03/26	3.71%	USD	36,642	(1,040,048)
										(16,061,845)
Put
10-Year Interest Rate Swap, 03/30/35	1-day SOFR, 4.49%	Annual	3.76%	Annual	JPMorgan Chase Bank N.A.	03/28/25	3.76%	USD	121,744	$ (3,799,622)
10-Year Interest Rate Swap, 06/06/35	1-day SOFR, 4.49%	Annual	4.21%	Annual	Goldman Sachs International	06/04/25	4.21%	USD	126,373	(2,010,826)
10-Year Interest Rate Swap, 11/27/36	1-day SOFR, 4.49%	Annual	3.75%	Annual	Deutsche Bank AG	11/25/26	3.75%	USD	205,542	(11,402,109)
10-Year Interest Rate Swap, 12/02/36	1-day SOFR, 4.49%	Annual	3.69%	Annual	JPMorgan Chase Bank N.A.	11/30/26	3.69%	USD	18,382	(1,074,095)
10-Year Interest Rate Swap, 12/05/36	1-day SOFR, 4.49%	Annual	3.71%	Annual	JPMorgan Chase Bank N.A.	12/03/26	3.71%	USD	209,533	(12,093,403)
10-Year Interest Rate Swap, 12/05/36	1-day SOFR, 4.49%	Annual	3.71%	Annual	JPMorgan Chase Bank N.A.	12/03/26	3.71%	USD	36,642	(2,114,825)
										$ (32,494,880)
										$ (48,556,725)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR	17,284	$ (360,885)	$ (373,967)	$ 13,082
ITRAXX.FINSR.42.V1	1.00	Quarterly	12/20/29	EUR	54,428	(971,688)	(967,070)	(4,618)
ITRAXX.XO.42.V1	5.00	Quarterly	12/20/29	EUR	22,120	(1,836,134)	(1,830,808)	(5,326)
						$ (3,168,707)	$ (3,171,845)	$ 3,138
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B+	USD	542,140	$ 42,625,810	$ 38,767,058	$ 3,858,752
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.36%	At Termination	1-day SOFR, 4.49%	At Termination	N/A	01/29/25	USD	9,121,730	$ 38,089	$ —	$ 38,089
4.68%	Quarterly	3-month PRIBOR, 3.92%	At Termination	N/A	03/20/25	CZK	339,287	(520,818)	—	(520,818)
5.14%	Semi-Annual	6-month WIBO, 5.70%	Annual	N/A	12/20/25	PLN	25,383	30,900	—	30,900
8.15%	Quarterly	3-month JIBAR, 7.75%	Quarterly	05/07/25 (a)	05/07/26	ZAR	150,989	(59,991)	—	(59,991)
7.97%	Quarterly	3-month JIBAR, 7.75%	Quarterly	06/06/25 (a)	06/06/26	ZAR	103,987	(33,774)	—	(33,774)
5.16%	Semi-Annual	6-month WIBOR, 5.80%	Annual	03/19/25 (a)	09/19/26	PLN	28,267	3,383	—	3,383
5.24%	Semi-Annual	6-month WIBOR, 5.80%	Annual	03/19/25 (a)	09/19/26	PLN	47,111	(6,744)	—	(6,744)
6-month PRIBOR, 5.80%	Annual	3.59%	Semi-Annual	03/19/25 (a)	03/19/28	CZK	59,188	(1,061)	—	(1,061)
6-month PRIBOR, 5.80%	Annual	3.62%	Semi-Annual	03/19/25 (a)	03/19/28	CZK	69,481	1,274	—	1,274
8.67%	Monthly	28-day MXIBTIIE, 10.25%	Monthly	N/A	12/06/28	MXN	75,875	60,933	—	60,933
8.97%	Monthly	28-day MXIBTIIE, 10.25%	Monthly	N/A	12/14/29	MXN	39,964	16,988	—	16,988
6-month WIBOR, 5.80%	Annual	4.88%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	9,201	(7,706)	—	(7,706)
6-month WIBOR, 5.80%	Annual	4.94%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	15,335	(3,865)	—	(3,865)
3.38%	Annual	1-day SOFR, 4.49%	Annual	N/A	10/09/34	USD	17,804	1,042,759	—	1,042,759
1-day CORRA, 3.32%	Semi-Annual	2.91%	Semi-Annual	N/A	12/18/34	CAD	3,422	(8,324)	27	(8,351)
1-day SOFR, 4.49%	Annual	4.00%	Annual	04/02/25 (a)	03/19/35	USD	157,915	(824,533)	—	(824,533)
1-day SOFR, 4.49%	Annual	3.77%	Annual	04/03/25 (a)	04/03/35	USD	12,299	(298,302)	—	(298,302)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.77%	Annual	1-day SOFR, 4.49%	Annual	04/03/25 (a)	04/03/35	USD	48,577	$ 1,158,941	$ —	$ 1,158,941
3.82%	Annual	1-day SOFR, 4.49%	Annual	04/03/25 (a)	04/03/35	USD	24,500	490,299	—	490,299
3.93%	Annual	1-day SOFR, 4.49%	Annual	04/03/25 (a)	04/03/35	USD	61,248	682,786	—	682,786
3.93%	Annual	1-day SOFR, 4.49%	Annual	06/04/25 (a)	06/04/35	USD	50,549	548,808	—	548,808
3.95%	Annual	1-day SOFR, 4.49%	Annual	06/04/25 (a)	06/04/35	USD	50,549	459,395	—	459,395
2.49%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	N/A	02/19/54	EUR	41,301	(3,204,307)	—	(3,204,307)
2.51%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	N/A	02/20/54	EUR	41,301	(3,352,913)	—	(3,352,913)
2.51%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	N/A	02/20/54	EUR	40,708	(3,374,220)	—	(3,374,220)
2.51%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	N/A	03/01/54	EUR	20,868	(1,729,435)	—	(1,729,435)
2.46%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	N/A	03/22/54	EUR	8,764	(627,716)	—	(627,716)
2.54%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	N/A	04/22/54	EUR	33,918	(3,151,602)	(72,927)	(3,078,675)
2.43%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	N/A	06/19/54	EUR	8,347	(580,366)	—	(580,366)
2.43%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	N/A	06/20/54	EUR	8,082	(562,756)	—	(562,756)
6-month EURIBOR, 2.57%	Annual	2.44%	Semi-Annual	N/A	06/24/54	EUR	5,548	402,945	—	402,945
6-month EURIBOR, 2.57%	Annual	2.26%	Semi-Annual	N/A	10/22/54	EUR	5,070	98,251	(24,545)	122,796
1.58%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	11/07/44 (a)	11/07/54	EUR	1,659	1,285	—	1,285
1.59%	Semi-Annual	6-month EURIBOR, 2.57%	Annual	11/07/44 (a)	11/07/54	EUR	1,556	(83)	—	(83)
6-month EURIBOR, 2.57%	Annual	2.18%	Semi-Annual	N/A	11/07/54	EUR	6,561	21,110	—	21,110
2.94%	Semi-Annual	1-day CORRA, 3.32%	Semi-Annual	N/A	12/18/54	CAD	1,508	14,006	(11)	14,017
								$ (13,276,364)	$ (97,456)	$ (13,178,908)
(a)	Forward Swap.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Avis Budget Group, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	$ (49,731)	$ 29,374	$ (79,105)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(84,982)	(51,018)	(33,964)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(17,321)	8,244	(25,565)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	18,985	97,730	(78,745)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	7,655	40,529	(32,874)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	11,636	63,474	(51,838)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	780	23,884	161,602	(137,718)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	(68,773)	33,583	(102,356)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(26,939)	61,942	(88,881)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(69,842)	88,499	(158,341)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	(85,023)	257,262	(342,285)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/28	EUR	4,400	(85,022)	179,245	(264,267)
Boeing Co. (The)	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	(16,774)	(18,227)	1,453
Boeing Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,700	723	50,365	(49,642)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	39,219	(1,205,961)	(1,083,907)	(122,054)
American Express Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,990	(622,006)	(563,814)	(58,192)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,396	(496,645)	(519,183)	22,538
Republic of Columbia	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	4,564	223,585	219,356	4,229
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	5,020	341,210	396,764	(55,554)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	454	30,832	35,852	(5,020)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,021	(1,885)	30,355	(32,240)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	63	(39)	699	(738)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	329,940	62,791	267,149
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	562,167	252,127	310,040
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	32,360	10,083	22,277
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1)	(2)	1
							$ (1,247,967)	$ (156,275)	$ (1,091,692)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	1,015	$ 44,934	$ 17,310	$ 27,624
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(143,714)	(92,596)	(51,118)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(207,799)	(130,393)	(77,406)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(19,194)	(24,372)	5,178
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(36,642)	(11,987)	(24,655)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(168,142)	(45,754)	(122,388)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(190,350)	(1,330)	(189,020)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(158,625)	(235,258)	76,633
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(10,516)	(4,421)	(6,095)
								$ (890,048)	$ (528,801)	$ (361,247)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
OTC Interest Rate Swaps
Paid by the Fund			Received by the Fund		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
9.73%	At Termination	1-day COOIS, 8.96%	At Termination	Morgan Stanley & Co. International PLC	05/10/25	COP	16,035,300	$ (12,848)	$ —	$ (12,848)
9.81%	At Termination	1-day COOIS, 8.96%	At Termination	JPMorgan Chase Bank N.A.	05/10/25	COP	23,970,250	(21,358)	—	(21,358)
1-day BZDIOVER, 0.05%	At Termination	10.81%	At Termination	BNP Paribas S.A.	07/01/25	BRL	44,581	(110,066)	—	(110,066)
1-day BZDIOVER, 0.05%	At Termination	10.98%	At Termination	BNP Paribas S.A.	07/01/25	BRL	28,021	(61,972)	—	(61,972)
8.62%	At Termination	1-day COOIS, 8.96%	At Termination	JPMorgan Chase Bank N.A.	11/05/25	COP	44,297,919	35,367	—	35,367
1-day BZDIOVER, 0.05%	At Termination	10.11%	At Termination	Goldman Sachs International	01/02/26	BRL	12,885	(143,197)	—	(143,197)
14.18%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	01/02/26	BRL	63,375	90,042	—	90,042
1-day BZDIOVER, 0.05%	At Termination	9.79%	At Termination	BNP Paribas S.A.	01/04/27	BRL	43,250	(869,693)	—	(869,693)
1-day BZDIOVER, 0.05%	At Termination	10.32%	At Termination	Bank of America N.A.	01/04/27	BRL	616	(10,592)	—	(10,592)
10.97%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	01/04/27	BRL	50,523	733,026	—	733,026
11.57%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas S.A.	01/04/27	BRL	21,383	259,379	—	259,379
1-day BZDIOVER, 0.05%	At Termination	13.09%	At Termination	Bank of America N.A.	01/04/27	BRL	38,388	(294,117)	—	(294,117)
15.41%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	01/04/27	BRL	23,897	27,127	—	27,127
1-day BZDIOVER, 0.05%	At Termination	13.02%	At Termination	Barclays Bank PLC	01/02/29	BRL	19,066	(285,803)	—	(285,803)
1-day BZDIOVER, 0.05%	At Termination	13.15%	At Termination	Goldman Sachs International	01/02/29	BRL	13,556	(192,521)	—	(192,521)
1-day CLICP, 24777.58	At Termination	4.90%	At Termination	Goldman Sachs International	11/22/29	CLP	1,345,681	(21,793)	—	(21,793)
1-day CLICP, 24777.58	At Termination	4.91%	At Termination	Goldman Sachs International	11/22/29	CLP	1,325,944	(20,880)	—	(20,880)
1-day CLICP, 24777.58	At Termination	4.93%	At Termination	Goldman Sachs International	11/22/29	CLP	673,499	(10,002)	—	(10,002)
								$ (909,901)	$ —	$ (909,901)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VVol Series 5 Excess Return Strategy	Quarterly	Goldman Sachs International	05/06/25	USD	71,384	$ (79,842)	$ —	$ (79,842)
0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VVol Series 5 Excess Return Strategy	Quarterly	Goldman Sachs International	05/06/25	USD	21,688	(24,258)	—	(24,258)
0.00%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	12/06/25	USD	15,021	114,545	—	114,545
								$ 10,445	$ —	$ 10,445
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty (a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	03/26/25–02/25/27	$ (10,827,386)	$ (362,299)(c)	$ (10,988,678)	0.7%
	Monthly	Citibank N.A.(d)	02/27/25–02/24/28	(10,816,154)	(454,554)(e)	(10,943,926)	0.6
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25–02/18/25	(7,056,115)	1,046,754(g)	(5,842,091)	0.6
	Monthly	Merrill Lynch International(h)	02/15/28–03/15/28	(12,536,029)	502,798(i)	(11,736,638)	0.8
					$ 732,699	$ (39,511,333)
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(201,007) of net dividends and financing fees.
(e)	Amount includes $(326,782) of net dividends and financing fees.
(g)	Amount includes $(167,270) of net dividends and financing fees.
(i)	Amount includes $(296,593) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	15-121 basis points	8-26 basis points	15-150 basis points
Benchmarks:	Bank of Canada Overnight Rate Target:	Canadian Overnight Repo Rate Average:	Overnight Reserve Bank of Australia Rate:
	CAD 1-day	CAD 1-day	AUD 1-day
	Swiss Average Rate O/N:	Swiss Average Rate O/N:	Overnight Interbank Rate:
	CHF 1-day	CHF 1-day	CAD 1-day
	Euro Short Term Rate:	Euro Short Term Rate:	Swiss Average Rate O/N:
	EUR 1-day	EUR 1-day	CHF 1-day
	Sterling Overnight Index Average:	Sterling Overnight Index Average:	Annualized Overnight Deposit MID Rate:
	GBP 1-day	GBP 1-day	DKK 1-day
	Tokyo Overnight Average Rate:	Tokyo Overnight Average Rate:	Euro Short-Term Rate:
	JPY 1-day	JPY 1-day	EUR 1-day
	Norwegian Overnight Weighted Average:	Stockholm Overnight Interbank Offer Rate:	Sterling Overnight Index Average:
	NOK 1-day	SEK 1-day	GBP 1-day
	Stockholm Overnight Interbank Offer Rate:	Overnight Bank Funding Rate:	Hong Kong Overnight Index Average:
	SEK 1-day	USD 1-day	HKD 1-day
	Overnight Bank Funding Rate:		Tokyo Overnight Average Rate:
	USD 1-day		JPY 1-day
Overnight TIIE Funding Rate:
MXN 1-day
Stockholm Overnight Interbank Offer Rate:

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

SEK 1-day
Overnight Bank Funding Rate:
USD 1-day
Rand Overnight Interest Rate Fixing:
ZAR 1-day

(h)
Range:	0-600 basis points
Benchmarks:	Overnight Reserve Bank of Australia Rate:
AUD 1-day
Bank of Canada Overnight Rate Target:
CAD 1-day
Swiss Average Rate O/N:
CHF 1-day
Copenhagen Interbank Swap Rate:
DKK 1-week
Euro Short-Term Rate:
EUR 1-day
Sterling Overnight Index Average:
GBP 1-day
Hong Kong Overnight Index Average:
HKD 1-day
Tokyo Overnight Average Rate:
JPY 1-day
Overnight TIIE Funding Rate:
MXN 1-day
Stockholm Overnight Interbank Offer Rate:
SEK 1-day
Overnight Bank Funding Rate:
USD 1-day
Johannesburg Interbank Agreed Rate:
ZAR 1-month
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC, as of period end, termination dates March 26, 2025 to February 25, 2027:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobiles
General Motors Co.	16,300	$ 868,301	(7.9)%
Banks
Credicorp Ltd.	4,700	861,604	(7.8)%
ING Groep NV	64,500	1,010,817	(9.2)%
Japan Post Bank Co. Ltd.	88,900	840,252	(7.6)%
Lloyds Banking Group PLC	1,343,300	917,379	(8.4)%
PNC Financial Services Group, Inc. (The)	9,800	1,889,930	(17.2)%
		5,519,982
Biotechnology
Biogen, Inc.	5,000	764,600	(7.0)%
Broadline Retail
Prosus NV	16,800	667,377	(6.1)%
	Shares	Value	% of Basket Value
Building Products
Geberit AG, Registered Shares	2,100	$ 1,190,961	(10.8)%
Trane Technologies PLC	2,200	812,570	(7.4)%
		2,003,531
Capital Markets
MarketAxess Holdings, Inc.	3,800	858,952	(7.8)%
Nomura Holdings, Inc.	143,300	831,403	(7.6)%
T Rowe Price Group, Inc.	15,900	1,798,131	(16.3)%
		3,488,486
Chemicals
Air Water, Inc.	113,600	1,376,483	(12.5)%
Kuraray Co. Ltd.	39,800	570,085	(5.2)%
Nippon Paint Holdings Co. Ltd.	91,800	592,701	(5.4)%
		2,539,269
Construction & Engineering
Obayashi Corp.	53,000	697,864	(6.3)%
SHO-BOND Holdings Co. Ltd.	65,100	2,151,102	(19.6)%
		2,848,966
Construction Materials
CRH PLC	11,900	1,101,586	(10.0)%
CRH PLC	12,700	1,175,004	(10.7)%
Heidelberg Materials AG	8,000	988,505	(9.0)%
		3,265,095

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Consumer Staples Distribution & Retail
Koninklijke Ahold Delhaize NV	41,700	$ 1,360,209	(12.4)%
Diversified Telecommunication Services
Elisa Oyj	43,300	1,874,826	(17.1)%
Telenor ASA	132,100	1,473,862	(13.4)%
Verizon Communications, Inc.	27,300	1,091,727	(9.9)%
		4,440,415
Electrical Equipment
Mitsubishi Electric Corp.	52,500	886,502	(8.1)%
Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd.	34,600	548,923	(5.0)%
Health Care Equipment & Supplies
IDEXX Laboratories, Inc.	1,600	661,504	(6.0)%
Medtronic PLC	20,300	1,621,564	(14.8)%
		2,283,068
Health Care Providers & Services
Universal Health Services, Inc., Class B	3,900	699,738	(6.4)%
Hotels, Restaurants & Leisure
Evolution AB	5,800	447,272	(4.1)%
La Francaise des Jeux SACA	46,500	1,790,741	(16.3)%
Skylark Holdings Co. Ltd.	59,700	925,821	(8.4)%
		3,163,834
Household Products
Henkel AG & Co. KGaA, Preference Shares, NVS	10,300	903,686	(8.2)%
Unicharm Corp.	131,100	1,080,791	(9.9)%
		1,984,477
Insurance
Dai-ichi Life Holdings, Inc.	32,100	855,348	(7.8)%
Power Corp. of Canada	40,500	1,263,362	(11.5)%
Tokio Marine Holdings, Inc.	27,500	986,923	(9.0)%
		3,105,633
Interactive Media & Services
LY Corp.	320,000	846,110	(7.7)%
Marine Transportation
Kuehne + Nagel International AG, Registered Shares	8,000	1,835,549	(16.7)%
Media
AMC Networks, Inc., Class A	45,315	448,618	(4.1)%
Metals & Mining
Dowa Holdings Co. Ltd.	15,600	437,719	(4.0)%
Mitsui Mining & Smelting Co. Ltd.	39,800	1,167,296	(10.6)%
		1,605,015
Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	98,900	2,525,906	(23.0)%
Koninklijke Vopak NV	23,900	1,051,962	(9.6)%
		3,577,868
Pharmaceuticals
Zoetis, Inc.	4,800	782,064	(7.1)%
Residential REITs
AvalonBay Communities, Inc.	3,700	813,889	(7.4)%
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
Lam Research Corp.	14,000	$ 1,011,220	(9.2)%
Socionext, Inc.	30,800	481,163	(4.4)%
		1,492,383
Software
ANSYS, Inc.	5,300	1,787,849	(16.2)%
Dassault Systemes SE	50,800	1,757,880	(16.0)%
Workday, Inc., Class A	3,100	799,893	(7.3)%
		4,345,622
Specialty Retail
Shimamura Co. Ltd.	14,400	800,792	(7.3)%
Technology Hardware, Storage & Peripherals
Logitech International SA, Registered Shares	14,700	1,213,429	(11.0)%
Seagate Technology Holdings PLC	7,500	647,325	(5.9)%
		1,860,754
Textiles, Apparel & Luxury Goods
Goldwin, Inc.	13,900	775,630	(7.1)%
Lululemon Athletica, Inc.	1,300	497,133	(4.5)%
		1,272,763
Trading Companies & Distributors
Toyota Tsusho Corp.	56,700	1,002,713	(9.1)%
Transportation Infrastructure
Kamigumi Co. Ltd.	51,400	1,115,024	(10.1)%
Total Reference Entity — Long		62,237,570
Reference Entity — Short
Common Stocks
Air Freight & Logistics
InPost SA	32,200	(549,724)	5.0%
NIPPON EXPRESS HOLDINGS, Inc.	35,400	(536,737)	4.9%
SG Holdings Co. Ltd.	108,700	(1,039,075)	9.4%
		(2,125,536)
Automobiles
Nissan Motor Co. Ltd.	322,900	(979,304)	8.9%
Toyota Motor Corp.	32,800	(640,428)	5.8%
Volvo Car AB, Class B	218,715	(472,957)	4.3%
		(2,092,689)
Banks
Commerzbank AG	28,000	(459,829)	4.2%
Nordea Bank Abp	92,000	(1,002,168)	9.1%
Rakuten Bank Ltd.	3,600	(100,493)	0.9%
		(1,562,490)
Beverages
Remy Cointreau SA	17,500	(1,059,863)	9.7%
Sapporo Holdings Ltd.	10,300	(542,678)	4.9%
		(1,602,541)
Biotechnology
PeptiDream, Inc.	35,000	(580,918)	5.3%
Broadline Retail
ASKUL Corp.	55,700	(594,137)	5.4%

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Broadline Retail (continued)
eBay, Inc.	10,700	$ (662,865)	6.0%
Mercari, Inc.	92,600	(1,045,013)	9.5%
		(2,302,015)
Building Products
Johnson Controls International PLC	12,700	(1,002,411)	9.1%
Chemicals
Arkema SA	17,800	(1,354,444)	12.3%
BASF SE	20,500	(898,948)	8.2%
Teijin Ltd.	115,800	(981,183)	8.9%
		(3,234,575)
Construction Materials
Martin Marietta Materials, Inc.	1,300	(671,450)	6.1%
Consumer Staples Distribution & Retail
Aeon Co. Ltd.	21,600	(505,513)	4.6%
Kobe Bussan Co. Ltd.	22,600	(494,036)	4.5%
MatsukiyoCocokara & Co.	87,900	(1,279,728)	11.6%
		(2,279,277)
Diversified Consumer Services
Pearson PLC	58,900	(944,486)	8.6%
Diversified Telecommunication Services
Deutsche Telekom AG, Registered Shares	31,100	(931,852)	8.5%
Electrical Equipment
Emerson Electric Co.	6,800	(842,724)	7.7%
Entertainment
Square Enix Holdings Co. Ltd.	22,800	(885,326)	8.1%
Financial Services
Berkshire Hathaway, Inc., Class B	2,500	(1,133,200)	10.3%
Block, Inc.	6,400	(543,936)	4.9%
Mitsubishi HC Capital, Inc.	157,600	(1,038,621)	9.5%
Wendel SE	6,200	(597,147)	5.4%
Wise PLC, Class A	55,300	(735,013)	6.7%
Zenkoku Hosho Co. Ltd.	14,100	(495,911)	4.5%
		(4,543,828)
Food Products
Yakult Honsha Co. Ltd.	51,900	(983,105)	8.9%
Ground Transportation
Ayvens SA	164,200	(1,109,817)	10.1%
Central Japan Railway Co.	61,100	(1,146,576)	10.4%
Hankyu Hanshin Holdings, Inc.	46,200	(1,204,179)	11.0%
		(3,460,572)
Health Care Equipment & Supplies
Align Technology, Inc.	2,400	(500,424)	4.5%
Nipro Corp.	80,300	(760,345)	6.9%
Sonova Holding AG, Registered Shares	1,700	(555,916)	5.1%
		(1,816,685)
Health Care Providers & Services
Molina Healthcare, Inc.	2,000	(582,100)	5.3%
Hotel & Resort REITs
Invincible Investment Corp.	1,300	(544,808)	5.0%
	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure
Heiwa Corp.	58,800	$ (906,086)	8.3%
McDonald’s Holdings Co. Japan Ltd.	15,700	(616,729)	5.6%
		(1,522,815)
Household Durables
SEB SA	12,900	(1,165,762)	10.6%
Industrial Conglomerates
Siemens AG, Registered Shares	8,600	(1,676,955)	15.3%
Industrial REITs
Industrial & Infrastructure Fund Investment Corp.	100	(72,905)	0.7%
Insurance
MetLife, Inc.	16,800	(1,375,584)	12.5%
Willis Towers Watson PLC	2,700	(845,748)	7.7%
		(2,221,332)
IT Services
Obic Co. Ltd.	17,300	(514,820)	4.7%
Leisure Products
Shimano, Inc.	7,200	(968,527)	8.8%
Life Sciences Tools & Services
Charles River Laboratories International, Inc.	2,700	(498,420)	4.6%
Tecan Group AG, Registered Shares	4,100	(913,742)	8.3%
		(1,412,162)
Machinery
Georg Fischer AG, Registered Shares	20,800	(1,574,673)	14.3%
Hitachi Construction Machinery Co. Ltd.	41,700	(924,205)	8.4%
Hoshizaki Corp.	23,400	(920,066)	8.4%
Japan Steel Works Ltd. (The)	12,100	(438,702)	4.0%
Kawasaki Heavy Industries Ltd.	13,900	(633,198)	5.8%
Mitsubishi Heavy Industries Ltd.	35,800	(499,194)	4.6%
OSG Corp.	67,400	(791,579)	7.2%
Parker-Hannifin Corp.	4,200	(2,671,326)	24.3%
THK Co. Ltd.	2,100	(48,441)	0.4%
		(8,501,384)
Media
Dentsu Group, Inc.	9,600	(230,694)	2.1%
WPP PLC	148,400	(1,529,684)	13.9%
		(1,760,378)
Metals & Mining
Nippon Steel Corp.	42,800	(860,093)	7.8%
Multi-Utilities
Public Service Enterprise Group, Inc.	12,200	(1,030,778)	9.4%
Office REITs
Japan Real Estate Investment Corp.	1,000	(686,163)	6.2%
Paper & Forest Products
Oji Holdings Corp.	234,800	(897,382)	8.2%
Personal Care Products
Kenvue, Inc.	64,600	(1,379,210)	12.6%
Pola Orbis Holdings, Inc.	99,500	(903,495)	8.2%
Unilever PLC	20,500	(1,164,823)	10.6%
		(3,447,528)
Pharmaceuticals
Ono Pharmaceutical Co. Ltd.	122,500	(1,275,407)	11.6%

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Pharmaceuticals (continued)
Otsuka Holdings Co. Ltd.	15,100	$ (821,439)	7.5%
Sandoz Group AG	21,700	(889,540)	8.1%
		(2,986,386)
Professional Services
Paychex, Inc.	9,400	(1,318,068)	12.0%
Semiconductors & Semiconductor Equipment
Infineon Technologies AG	25,700	(838,893)	7.6%
Renesas Electronics Corp.	10,200	(129,081)	1.2%
Shinko Electric Industries Co. Ltd.	61,700	(2,230,473)	20.3%
		(3,198,447)
Software
Palantir Technologies, Inc., Class A	7,100	(536,973)	4.9%
Specialized REITs
Extra Space Storage, Inc.	4,300	(643,280)	5.9%
Specialty Retail
Avolta AG	41,300	(1,657,940)	15.1%
JD Sports Fashion PLC	596,500	(712,965)	6.5%
		(2,370,905)
Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	27,400	(463,499)	4.2%
Ricoh Co. Ltd.	70,600	(801,781)	7.3%
		(1,265,280)
Trading Companies & Distributors
IMCD NV	4,200	(624,165)	5.7%
Transportation Infrastructure
Mitsubishi Logistics Corp.	75,800	(554,372)	5.0%
Total Reference Entity — Short		(73,226,248)
Net Value of Reference Entity — Barclays Bank PLC		$ (10,988,678)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination dates February 27, 2025 to February 24, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Dassault Aviation SA	3,000	$ 613,008	(5.6)%
Lockheed Martin Corp.	2,900	1,409,226	(12.9)%
RTX Corp.	6,600	763,752	(7.0)%
		2,785,986
Air Freight & Logistics
Expeditors International of Washington, Inc.	13,900	1,539,703	(14.1)%
Automobiles
Yamaha Motor Co. Ltd.	89,000	784,152	(7.2)%
	Shares	Value	% of Basket Value
Banks
KBC Group NV	15,900	$ 1,227,628	(11.2)%
NatWest Group PLC	144,400	723,625	(6.6)%
		1,951,253
Broadline Retail
MercadoLibre, Inc.	400	680,176	(6.2)%
PDD Holdings, Inc., ADR	5,200	504,348	(4.6)%
		1,184,524
Building Products
Daikin Industries Ltd.	17,100	1,995,244	(18.2)%
Lennox International, Inc.	1,500	913,950	(8.4)%
		2,909,194
Capital Markets
Amundi SA	20,100	1,337,668	(12.2)%
MSCI, Inc.	2,200	1,320,022	(12.0)%
Nihon M&A Center Holdings, Inc.	180,700	752,338	(6.9)%
State Street Corp.	13,800	1,354,470	(12.4)%
		4,764,498
Chemicals
DuPont de Nemours, Inc.	15,600	1,189,500	(10.9)%
Construction & Engineering
Bouygues SA	58,900	1,744,064	(15.9)%
Shimizu Corp.	73,300	578,895	(5.3)%
		2,322,959
Diversified Telecommunication Services
Orange SA	84,300	841,131	(7.7)%
Electrical Equipment
ABB Ltd., Registered Shares	21,900	1,182,567	(10.8)%
NIDEC Corp.	83,900	1,506,983	(13.8)%
		2,689,550
Electronic Equipment, Instruments & Components
Jeol Ltd.	22,700	792,981	(7.2)%
Entertainment
Netflix, Inc.	1,300	1,158,716	(10.6)%
Financial Services
Edenred SE	18,600	611,494	(5.6)%
Food Products
Hormel Foods Corp.	17,000	533,290	(4.9)%
Ground Transportation
Kintetsu Group Holdings Co. Ltd.	27,400	574,658	(5.3)%
Health Care Equipment & Supplies
Asahi Intecc Co. Ltd.	62,400	1,012,452	(9.2)%
Dexcom, Inc.	7,700	598,829	(5.5)%
		1,611,281
Health Care REITs
Healthpeak Properties, Inc.	35,000	709,450	(6.5)%
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	400	1,987,368	(18.2)%
Flutter Entertainment PLC	4,100	1,060,156	(9.7)%
Marriott International, Inc./MD, Class A	3,000	836,820	(7.6)%

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International	25,500	$ 883,575	(8.1)%
Sodexo SA	9,200	758,097	(6.9)%
		5,526,016
Household Products
Colgate-Palmolive Co.	12,800	1,163,648	(10.6)%
Insurance
Fairfax Financial Holdings Ltd.	800	1,113,082	(10.2)%
Principal Financial Group, Inc.	11,600	897,956	(8.2)%
Prudential PLC	117,900	935,658	(8.5)%
		2,946,696
Interactive Media & Services
Match Group, Inc.	14,800	484,108	(4.4)%
IT Services
Akamai Technologies, Inc.	6,600	631,290	(5.8)%
Marine Transportation
Nippon Yusen KK	21,400	712,267	(6.5)%
Media
Hakuhodo DY Holdings, Inc.	73,200	554,322	(5.1)%
Multi-Utilities
Consolidated Edison, Inc.	11,100	990,453	(9.1)%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	6,100	1,310,707	(12.0)%
TC Energy Corp.	20,600	960,029	(8.7)%
		2,270,736
Personal Care Products
L’Oreal SA	1,800	637,206	(5.8)%
Pharmaceuticals
GSK PLC	73,400	1,238,058	(11.3)%
Kyowa Kirin Co. Ltd.	66,100	994,011	(9.1)%
Novartis AG, Registered Shares	16,300	1,586,924	(14.5)%
		3,818,993
Professional Services
Thomson Reuters Corp.	6,800	1,091,917	(10.0)%
Real Estate Management & Development
Deutsche Wohnen SE	27,400	651,836	(5.9)%
Mitsubishi Estate Co. Ltd.	63,800	885,656	(8.1)%
Vonovia SE	17,100	520,573	(4.8)%
		2,058,065
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	3,300	536,679	(4.9)%
Software
Autodesk, Inc.	4,500	1,330,065	(12.1)%
Intuit, Inc.	1,300	817,050	(7.5)%
		2,147,115
Specialty Retail
Kingfisher PLC	214,100	665,500	(6.1)%
Ulta Beauty, Inc.	1,900	826,367	(7.5)%
		1,491,867
Textiles, Apparel & Luxury Goods
adidas AG	4,700	1,156,033	(10.6)%
	Shares	Value	% of Basket Value
Wireless Telecommunication Services
Vodafone Group PLC	878,700	$ 749,601	(6.8)%
Total Reference Entity — Long		57,921,332
Reference Entity — Short
Common Stocks
Aerospace & Defense
Airbus SE	6,100	(976,799)	8.9%
Axon Enterprise, Inc.	1,600	(950,912)	8.7%
Leonardo SpA	23,500	(632,240)	5.8%
		(2,559,951)
Air Freight & Logistics
FedEx Corp.	2,700	(759,591)	6.9%
Automobiles
Renault SA	35,100	(1,708,805)	15.6%
Banks
Bank of Montreal	8,000	(776,653)	7.1%
NU Holdings Ltd., Class A	70,700	(732,452)	6.7%
		(1,509,105)
Beverages
Coca-Cola Europacific Partners PLC	35,500	(2,726,755)	24.9%
Pernod Ricard SA	15,200	(1,717,401)	15.7%
		(4,444,156)
Capital Markets
Blackstone, Inc.	8,200	(1,413,844)	12.9%
Brookfield Asset Management Ltd., Class A	17,300	(938,264)	8.6%
		(2,352,108)
Chemicals
Air Products & Chemicals, Inc.	4,200	(1,218,168)	11.1%
Albemarle Corp.	16,000	(1,377,280)	12.6%
Corteva, Inc.	29,500	(1,680,320)	15.4%
Mosaic Co. (The)	29,800	(732,484)	6.7%
		(5,008,252)
Commercial Services & Supplies
Rentokil Initial PLC	268,700	(1,341,209)	12.3%
Republic Services, Inc.	5,600	(1,126,608)	10.3%
		(2,467,817)
Consumer Staples Distribution & Retail
Target Corp.	6,500	(878,670)	8.0%
Walgreens Boots Alliance, Inc.	73,300	(683,889)	6.3%
		(1,562,559)
Containers & Packaging
Smurfit WestRock PLC	58,300	(3,140,038)	28.7%
Distributors
D’ieteren Group	5,500	(914,912)	8.4%
LKQ Corp.	42,400	(1,558,200)	14.2%
		(2,473,112)
Electric Utilities
Alliant Energy Corp.	19,300	(1,141,402)	10.4%
Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	5,000	(803,150)	7.3%

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Financial Services
Fiserv, Inc.	11,900	$ (2,444,498)	22.3%
Nexi SpA	142,800	(794,847)	7.3%
		(3,239,345)
Health Care Equipment & Supplies
Baxter International, Inc.	20,000	(583,200)	5.3%
DiaSorin SpA	12,800	(1,320,250)	12.1%
GE HealthCare Technologies, Inc.	15,000	(1,172,700)	10.7%
		(3,076,150)
Health Care Providers & Services
Fresenius SE & Co. KGaA	29,500	(1,023,974)	9.4%
Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	19,100	(980,976)	9.0%
Industrial Conglomerates
DCC PLC	12,300	(788,136)	7.2%
Lifco AB, B Shares	37,900	(1,098,504)	10.0%
		(1,886,640)
Insurance
Beazley PLC	52,300	(533,903)	4.9%
Chubb Ltd.	5,200	(1,436,760)	13.1%
Manulife Financial Corp.	38,400	(1,179,689)	10.8%
Swiss Life Holding AG, Registered Shares	1,900	(1,466,929)	13.4%
		(4,617,281)
IT Services
International Business Machines Corp.	3,400	(747,422)	6.8%
Life Sciences Tools & Services
Sartorius Stedim Biotech	3,900	(761,394)	7.0%
Machinery
Deere & Co.	2,600	(1,101,620)	10.1%
Schindler Holding AG, Participation Certificates, NVS	2,600	(718,338)	6.5%
Xylem, Inc./NY	13,000	(1,508,260)	13.8%
		(3,328,218)
Media
Dentsu Group, Inc.	27,000	(648,827)	5.9%
Metals & Mining
Wheaton Precious Metals Corp.	14,600	(821,793)	7.5%
Oil, Gas & Consumable Fuels
APA Corp.	73,700	(1,701,733)	15.5%
Diamondback Energy, Inc.	12,500	(2,047,875)	18.7%
Exxon Mobil Corp.	18,300	(1,968,531)	18.0%
		(5,718,139)
Personal Care Products
Haleon PLC	271,900	(1,282,050)	11.7%
Pola Orbis Holdings, Inc.	20,100	(182,515)	1.7%
		(1,464,565)
Professional Services
Equifax, Inc.	3,700	(942,945)	8.6%
Semiconductors & Semiconductor Equipment
SOITEC	11,800	(1,061,354)	9.7%
Software
SAP SE	8,000	(1,967,794)	18.0%
	Shares	Value	% of Basket Value
Specialty Retail
O’Reilly Automotive, Inc.	1,200	$ (1,422,960)	13.0%
Textiles, Apparel & Luxury Goods
Kering SA	4,000	(987,982)	9.0%
NIKE, Inc., Class B	7,600	(575,092)	5.3%
Tapestry, Inc.	8,000	(522,640)	4.8%
		(2,085,714)
Trading Companies & Distributors
Howden Joinery Group PLC	113,100	(1,120,435)	10.2%
Rexel SA	34,800	(886,339)	8.1%
		(2,006,774)
Wireless Telecommunication Services
Airtel Africa PLC	799,800	(1,132,947)	10.4%
Total Reference Entity — Short		(68,865,258)
Net Value of Reference Entity — Citibank N.A.		$ (10,943,926)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination dates February 10, 2025 to February 18, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
BNP Paribas SA	12,300	$ 755,181	(12.9)%
BPER Banca SpA	156,000	994,941	(17.0)%
Eagle Bancorp, Inc.	17,230	448,497	(7.7)%
Flagstar Financial, Inc.	281,517	2,626,554	(45.0)%
Grupo Financiero Banorte SAB de CV, Class O	198,400	1,278,453	(21.9)%
		6,103,626
Beverages
Carlsberg AS, Class B	14,200	1,363,806	(23.3)%
Building Products
Builders FirstSource, Inc.	4,400	628,892	(10.8)%
Capital Markets
B3 SA - Brasil Bolsa Balcao	1,218,900	2,025,408	(34.7)%
GQG Partners, Inc., CDI	566,900	725,306	(12.4)%
		2,750,714
Chemicals
Evonik Industries AG	128,600	2,235,331	(38.2)%
Mitsubishi Chemical Group Corp.	322,400	1,628,323	(27.9)%
		3,863,654
Construction & Engineering
COMSYS Holdings Corp.	35,300	724,332	(12.4)%
GS Engineering & Construction Corp.	103,300	1,211,637	(20.7)%
		1,935,969

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Construction Materials
GCC SAB de CV	97,500	$ 866,376	(14.8)%
Consumer Finance
Samsung Card Co. Ltd.	11,200	298,930	(5.1)%
Consumer Staples Distribution & Retail
Axfood AB	54,400	1,150,558	(19.7)%
Marks & Spencer Group PLC	117,700	551,212	(9.5)%
Tsuruha Holdings, Inc.	12,500	690,801	(11.8)%
		2,392,571
Electrical Equipment
Legrand SA	13,000	1,264,528	(21.6)%
Vestas Wind Systems A/S	89,800	1,231,778	(21.1)%
		2,496,306
Electronic Equipment, Instruments & Components
Innolux Corp.	115	50	(0.0)%
Financial Services
Corpay, Inc.	3,300	1,116,786	(19.1)%
Global Payments, Inc.	8,200	918,892	(15.7)%
		2,035,678
Ground Transportation
Canadian National Railway Co.	12,800	1,299,813	(22.3)%
Health Care Equipment & Supplies
Alcon AG	14,200	1,203,983	(20.6)%
Health Care Providers & Services
Ship Healthcare Holdings, Inc.	42,000	586,862	(10.0)%
Hotels, Restaurants & Leisure
Whitbread PLC	21,200	780,372	(13.4)%
Household Durables
Nikon Corp.	101,100	1,041,539	(17.8)%
Household Products
Kimberly-Clark Corp.	7,200	943,488	(16.2)%
Insurance
AIA Group Ltd.	162,200	1,165,060	(20.0)%
Steadfast Group Ltd.	308,200	1,104,903	(18.9)%
		2,269,963
Leisure Products
Bandai Namco Holdings, Inc.	53,700	1,280,490	(21.9)%
Machinery
MISUMI Group, Inc.	54,500	837,845	(14.3)%
Marine Transportation
Evergreen Marine Corp. Taiwan Ltd.	79,000	541,914	(9.3)%
Media
AMC Networks, Inc., Class A	107,125	1,060,537	(18.2)%
Metals & Mining
Bradespar SA, Preference Shares, NVS	258,200	691,910	(11.9)%
Franco-Nevada Corp.	9,800	1,151,634	(19.7)%
Glencore PLC	306,300	1,349,000	(23.1)%
		3,192,544
	Shares	Value	% of Basket Value
Multi-Utilities
Consolidated Edison, Inc.	9,900	$ 883,377	(15.1)%
National Grid PLC	76,700	911,216	(15.6)%
		1,794,593
Oil, Gas & Consumable Fuels
Santos Ltd.	356,000	1,474,160	(25.2)%
Pharmaceuticals
Merck KGaA	4,900	713,063	(12.2)%
Novo Nordisk A/S, Class B	7,200	621,229	(10.6)%
		1,334,292
Real Estate Management & Development
City Developments Ltd.	439,300	1,642,787	(28.1)%
UOL Group Ltd.	274,400	1,036,387	(17.8)%
		2,679,174
Semiconductors & Semiconductor Equipment
MediaTek, Inc.	24,000	1,031,753	(17.7)%
Monolithic Power Systems, Inc.	700	414,190	(7.1)%
Realtek Semiconductor Corp.	60,000	1,036,947	(17.7)%
		2,482,890
Specialty Retail
Mr. Price Group Ltd.	78,800	1,228,142	(21.0)%
Technology Hardware, Storage & Peripherals
NetApp, Inc.	14,800	1,717,984	(29.4)%
Tobacco
Altria Group, Inc.	25,800	1,349,082	(23.1)%
British American Tobacco PLC	40,100	1,446,998	(24.8)%
		2,796,080
Wireless Telecommunication Services
Tele2 AB, B Shares	102,000	1,007,199	(17.2)%
Total Reference Entity — Long		56,290,436
Reference Entity — Short
Common Stocks
Banks
ANZ Group Holdings Ltd.	58,400	(1,028,996)	17.6%
Atlantic Union Bankshares Corp.	7,830	(296,600)	5.1%
Community Bank System, Inc.	6,998	(431,637)	7.4%
CVB Financial Corp.	18,856	(403,707)	6.9%
First Financial Holding Co. Ltd.	1,352,449	(1,116,765)	19.1%
Hua Nan Financial Holdings Co. Ltd.	1,523,497	(1,213,454)	20.8%
National Australia Bank Ltd.	92,400	(2,117,099)	36.2%
Provident Financial Services, Inc.	26,784	(505,414)	8.7%
ServisFirst Bancshares, Inc.	6,527	(553,098)	9.5%
Taiwan Cooperative Financial Holding Co. Ltd.	674,250	(499,279)	8.5%
		(8,166,049)
Beverages
Treasury Wine Estates Ltd.	210,100	(1,471,688)	25.2%
Biotechnology
Zealand Pharma A/S	5,800	(576,955)	9.9%
Chemicals
Formosa Plastics Corp.	984,605	(1,065,217)	18.3%

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Chemicals (continued)
Nan Ya Plastics Corp.	943,504	$ (859,374)	14.7%
Orica Ltd.	128,400	(1,316,286)	22.5%
		(3,240,877)
Containers & Packaging
DS Smith PLC	155,600	(1,052,371)	18.0%
Orora Ltd.	500,100	(758,614)	13.0%
		(1,810,985)
Diversified REITs
Growthpoint Properties Ltd.	1,391,000	(938,328)	16.1%
Diversified Telecommunication Services
AT&T Inc.	56,200	(1,279,674)	21.9%
Singapore Telecommunications Ltd.	301,100	(678,326)	11.6%
Telecom Italia SpA	2,511,600	(641,908)	11.0%
		(2,599,908)
Entertainment
Take-Two Interactive Software, Inc.	5,100	(938,808)	16.1%
Hotels, Restaurants & Leisure
Aristocrat Leisure Ltd.	17,900	(755,927)	12.9%
Starbucks Corp.	10,400	(949,000)	16.3%
Toridoll Holdings Corp.	29,400	(725,599)	12.4%
		(2,430,526)
Insurance
KGI Financial Holding Co. Ltd.	832,000	(435,861)	7.4%
Interactive Media & Services
SEEK Ltd.	117,400	(1,633,753)	28.0%
Machinery
Alstom SA	37,100	(827,815)	14.2%
Seatrium Ltd.	542,130	(821,701)	14.0%
		(1,649,516)
Media
MultiChoice Group	186,300	(1,066,193)	18.2%
Metals & Mining
BlueScope Steel Ltd.	43,800	(506,464)	8.7%
Impala Platinum Holdings Ltd.	127,000	(593,782)	10.1%
Lynas Rare Earths Ltd.	315,800	(1,245,321)	21.3%
Mineral Resources Ltd.	45,300	(956,053)	16.4%
MMG Ltd.	2,840,000	(924,543)	15.8%
		(4,226,163)
Oil, Gas & Consumable Fuels
Orlen SA	175,200	(2,008,257)	34.4%
Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	4,500	(616,807)	10.5%
Shinko Electric Industries Co. Ltd.	11,800	(426,574)	7.3%
		(1,043,381)
Software
WiseTech Global Ltd.	7,700	(574,829)	9.8%
Trading Companies & Distributors
Fastenal Co.	11,700	(841,347)	14.4%
SGH Ltd.	36,900	(1,049,710)	18.0%
		(1,891,057)
	Shares	Value	% of Basket Value
Investment Companies
Equity Funds
SPDR S&P Oil & Gas Exploration & Production ETF	37,519	$ (4,966,390)	85.0%
Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	114,463	(12,229,227)	209.3%
Vanguard Intermediate-Term Corporate Bond ETF	102,576	(8,233,776)	141.0%
		(20,463,003)
Total Reference Entity — Short		(62,132,527)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$ (5,842,091)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination dates February 15, 2028 to March 15, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Northrop Grumman Corp.	1,500	$ 703,935	(6.0)%
Air Freight & Logistics
ZTO Express Cayman, Inc.	34,700	678,758	(5.8)%
Automobile Components
BorgWarner, Inc.	32,200	1,023,638	(8.7)%
Automobiles
Great Wall Motor Co. Ltd., Class H	362,500	631,726	(5.4)%
Suzuki Motor Corp.	108,500	1,215,672	(10.3)%
		1,847,398
Banks
Banco Bradesco SA, Preference Shares, NVS	426,100	801,198	(6.8)%
Bankinter SA	207,200	1,639,875	(14.0)%
Kyushu Financial Group, Inc.	192,500	879,729	(7.5)%
Nedbank Group Ltd.	54,500	813,576	(6.9)%
		4,134,378
Beverages
PepsiCo, Inc.	5,600	851,536	(7.3)%
Broadline Retail
J Front Retailing Co. Ltd.	42,600	567,491	(4.8)%
Magazine Luiza SA	449,200	471,392	(4.0)%
Takashimaya Co. Ltd.	92,400	734,761	(6.3)%
		1,773,644
Building Products
Belimo Holding AG, Registered Shares	1,800	1,190,359	(10.1)%

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Capital Markets
Daiwa Securities Group, Inc.	112,900	$ 744,997	(6.4)%
Invesco Ltd.	67,600	1,181,648	(10.1)%
Magellan Financial Group Ltd.	257,100	1,764,273	(15.0)%
		3,690,918
Chemicals
Asahi Kasei Corp.	117,900	812,359	(6.9)%
Orbia Advance Corp. SAB de CV	1,051,100	754,638	(6.5)%
		1,566,997
Commercial Services & Supplies
Brambles Ltd.	64,500	767,109	(6.5)%
Communications Equipment
VTech Holdings Ltd.	137,300	930,965	(7.9)%
Construction & Engineering
Eiffage SA	16,100	1,411,831	(12.0)%
Worley Ltd.	115,300	974,935	(8.3)%
		2,386,766
Construction Materials
Cemex SAB de CV	1,311,500	736,544	(6.3)%
James Hardie Industries PLC, CDI	19,600	604,087	(5.1)%
		1,340,631
Consumer Staples Distribution & Retail
J Sainsbury PLC	311,800	1,065,463	(9.1)%
Sugi Holdings Co. Ltd.	74,200	1,162,534	(9.9)%
Woolworths Group Ltd.	56,100	1,057,523	(9.0)%
		3,285,520
Diversified REITs
British Land Co. PLC (The)	128,200	577,905	(4.9)%
Diversified Telecommunication Services
China Tower Corp. Ltd., Class H	6,644,000	954,183	(8.1)%
PCCW Ltd.	1,141,000	664,034	(5.7)%
TPG Telecom Ltd.	240,000	666,003	(5.7)%
		2,284,220
Electric Utilities
Eversource Energy	16,800	964,824	(8.2)%
Electronic Equipment, Instruments & Components
Genius Electronic Optical Co. Ltd.	50,000	771,428	(6.6)%
Entertainment
Electronic Arts, Inc.	9,000	1,316,700	(11.2)%
NetEase, Inc.	55,000	978,991	(8.4)%
Vivendi SE	701,000	1,854,008	(15.8)%
		4,149,699
Food Products
Mondelez International, Inc., Class A	25,500	1,523,115	(13.0)%
Morinaga & Co. Ltd.	54,900	946,989	(8.0)%
		2,470,104
Health Care Providers & Services
Alfresa Holdings Corp.	43,200	590,837	(5.0)%
Hotels, Restaurants & Leisure
MGM China Holdings Ltd.	478,400	608,406	(5.2)%
Royal Caribbean Cruises Ltd.	4,700	1,084,243	(9.2)%
		1,692,649
	Shares	Value	% of Basket Value
Independent Power and Renewable Electricity Producers
RWE AG	34,200	$ 1,021,334	(8.7)%
Industrial Conglomerates
CITIC Ltd.	844,000	990,594	(8.4)%
Insurance
Admiral Group PLC	51,600	1,704,660	(14.5)%
Aon PLC, Class A	2,400	861,984	(7.3)%
Powszechny Zaklad Ubezpieczen SA	116,700	1,296,301	(11.1)%
		3,862,945
IT Services
Hyundai Autoever Corp.	5,800	490,894	(4.2)%
Leisure Products
Giant Manufacturing Co. Ltd.	122,000	525,709	(4.5)%
Machinery
Airtac International Group	39,000	1,001,754	(8.5)%
FANUC Corp.	37,000	966,549	(8.2)%
Stanley Black & Decker, Inc.	7,100	570,059	(4.9)%
Weichai Power Co. Ltd., Class H	712,000	1,081,385	(9.2)%
		3,619,747
Marine Transportation
AP Moller - Maersk A/S, Class B, NVS	400	665,504	(5.7)%
Orient Overseas International Ltd.	46,500	685,154	(5.8)%
Yang Ming Marine Transport Corp.	238,000	549,184	(4.7)%
		1,899,842
Media
Canal+ France SA	67,300	171,034	(1.4)%
Louis Hachette Group	67,300	105,266	(0.9)%
Omnicom Group, Inc.	14,000	1,204,560	(10.3)%
		1,480,860
Metals & Mining
Barrick Gold Corp.	62,600	970,715	(8.3)%
BHP Group Ltd.	35,400	863,575	(7.3)%
Fortescue Ltd.	64,200	722,928	(6.2)%
Gerdau SA, Preference Shares, NVS	213,400	623,170	(5.3)%
		3,180,388
Oil, Gas & Consumable Fuels
Ultrapar Participacoes SA	226,900	589,518	(5.0)%
Passenger Airlines
China Airlines Ltd.	820,000	640,649	(5.5)%
Pharmaceuticals
Daiichi Sankyo Co. Ltd.	55,400	1,515,924	(12.9)%
Johnson & Johnson	8,800	1,272,656	(10.9)%
Santen Pharmaceutical Co. Ltd.	66,500	680,897	(5.8)%
		3,469,477
Professional Services
Persol Holdings Co. Ltd.	401,100	600,862	(5.1)%
Real Estate Management & Development
Castellum AB	131,000	1,430,678	(12.2)%

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
Intel Corp.	20,700	$ 415,035	(3.5)%
NVIDIA Corp.	8,900	1,195,181	(10.2)%
		1,610,216
Software
Adobe, Inc.	2,200	978,296	(8.3)%
Rakus Co. Ltd.	84,800	987,224	(8.4)%
Trend Micro, Inc./Japan	8,400	452,870	(3.9)%
		2,418,390
Specialty Retail
Bic Camera, Inc.	75,700	817,899	(7.0)%
CarMax, Inc.	6,200	506,912	(4.3)%
Lojas Renner SA	343,960	673,305	(5.7)%
Workman Co. Ltd.	40,500	1,145,285	(9.8)%
		3,143,401
Technology Hardware, Storage & Peripherals
Quanta Computer, Inc.	48,000	417,765	(3.6)%
Xiaomi Corp., Class B	150,200	658,749	(5.6)%
		1,076,514
Textiles, Apparel & Luxury Goods
Alpargatas SA, Preference Shares, NVS	519,100	533,739	(4.6)%
Shenzhou International Group Holdings Ltd.	60,000	473,223	(4.0)%
Yue Yuen Industrial Holdings Ltd.	278,500	620,389	(5.3)%
		1,627,351
Tobacco
Imperial Brands PLC	43,200	1,381,487	(11.8)%
Transportation Infrastructure
Transurban Group	162,900	1,346,370	(11.5)%
Total Reference Entity — Long		76,081,444
Reference Entity — Short
Common Stocks
Air Freight & Logistics
NIPPON EXPRESS HOLDINGS, Inc.	33,900	(513,994)	4.4%
Automobiles
Mitsubishi Motors Corp.	207,500	(693,410)	5.9%
Banks
Bank of Communications Co. Ltd., Class H	890,000	(729,427)	6.2%
China Everbright Bank Co. Ltd., Class H	3,050,000	(1,181,037)	10.0%
Hang Seng Bank Ltd.	54,400	(666,337)	5.7%
Postal Savings Bank of China Co. Ltd., Class H	854,000	(501,290)	4.3%
Rakuten Bank Ltd.	17,200	(480,133)	4.1%
Royal Bank of Canada	8,400	(1,012,827)	8.6%
		(4,571,051)
Beverages
Sapporo Holdings Ltd.	2,700	(142,255)	1.2%
Broadline Retail
Dollarama, Inc.	9,900	(966,136)	8.2%
Capital Markets
China International Capital Corp. Ltd., Class H	389,200	(631,922)	5.4%
	Shares	Value	% of Basket Value
Chemicals
Clariant AG, Registered Shares	79,700	$ (889,550)	7.6%
Teijin Ltd.	24,400	(206,743)	1.7%
		(1,096,293)
Commercial Services & Supplies
Copart, Inc.	10,400	(596,856)	5.1%
Construction & Engineering
China Railway Group Ltd., Class H	2,987,000	(1,513,430)	12.9%
Quanta Services, Inc.	3,000	(948,150)	8.1%
		(2,461,580)
Consumer Staples Distribution & Retail
Kobe Bussan Co. Ltd.	6,600	(144,276)	1.2%
Seven & i Holdings Co. Ltd.	68,700	(1,077,053)	9.2%
		(1,221,329)
Diversified REITs
Land Securities Group PLC	194,000	(1,416,779)	12.1%
Diversified Telecommunication Services
Telefonica SA	209,600	(855,352)	7.3%
Electric Utilities
Centrais Eletricas Brasileiras SA	144,800	(815,590)	6.9%
Kansai Electric Power Co., Inc. (The)	90,700	(1,005,308)	8.6%
Tokyo Electric Power Co. Holdings, Inc.	227,300	(679,426)	5.8%
		(2,500,324)
Electronic Equipment, Instruments & Components
CDW Corp.	4,100	(713,564)	6.1%
Teledyne Technologies, Inc.	2,500	(1,160,325)	9.9%
		(1,873,889)
Entertainment
Capcom Co. Ltd.	26,900	(585,170)	5.0%
Nintendo Co. Ltd.	21,700	(1,263,847)	10.8%
Square Enix Holdings Co. Ltd.	800	(31,064)	0.2%
		(1,880,081)
Financial Services
EXOR NV	9,700	(889,255)	7.6%
Food Products
Lamb Weston Holdings, Inc.	25,900	(1,730,897)	14.7%
Marfrig Global Foods SA	244,800	(674,821)	5.8%
		(2,405,718)
Gas Utilities
Tokyo Gas Co. Ltd.	15,800	(437,766)	3.7%
Ground Transportation
Canadian Pacific Kansas City Ltd.	20,900	(1,513,285)	12.9%
Norfolk Southern Corp.	3,800	(891,860)	7.6%
		(2,405,145)
Health Care Equipment & Supplies
Coloplast A/S, Class B	8,200	(898,410)	7.7%
Nipro Corp.	18,000	(170,438)	1.4%
		(1,068,848)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
	Shares	Value	% of Basket Value
Health Care Providers & Services
Humana, Inc.	2,100	$ (532,791)	4.5%
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	576,000	(933,738)	8.0%
		(1,466,529)
Hotel & Resort REITs
Invincible Investment Corp.	200	(83,817)	0.7%
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	3,500	(653,415)	5.5%
Genting Singapore Ltd.	3,176,100	(1,781,795)	15.2%
Heiwa Corp.	44,100	(679,564)	5.8%
		(3,114,774)
Household Durables
Persimmon PLC	59,700	(891,765)	7.6%
Independent Power and Renewable Electricity Producers
Engie Brasil Energia SA	187,600	(1,076,753)	9.2%
Industrial Conglomerates
Alfa SAB de CV, Class A	2,556,897	(1,843,084)	15.7%
Grupo Carso SAB de CV	79,200	(438,865)	3.7%
		(2,281,949)
Industrial REITs
Industrial & Infrastructure Fund Investment Corp.	2,100	(1,530,997)	13.0%
Insurance
Prudential Financial, Inc.	13,900	(1,647,567)	14.0%
IT Services
NTT Data Group Corp.	46,200	(878,487)	7.5%
Obic Co. Ltd.	6,800	(202,357)	1.7%
SCSK Corp.	36,600	(766,033)	6.5%
		(1,846,877)
Life Sciences Tools & Services
Bachem Holding AG	9,700	(620,335)	5.3%
Machinery
DMG Mori Co. Ltd.	50,700	(806,745)	6.9%
IMI PLC	43,300	(983,424)	8.4%
Mitsubishi Heavy Industries Ltd.	800	(11,155)	0.1%
THK Co. Ltd.	21,400	(493,636)	4.2%
		(2,294,960)
Media
Charter Communications, Inc., Class A	3,500	(1,199,695)	10.2%
Metals & Mining
Shandong Gold Mining Co. Ltd., Class H	342,250	(551,117)	4.7%
Oil, Gas & Consumable Fuels
Cosan SA	838,200	(1,121,430)	9.6%
Neste Oyj	68,400	(865,618)	7.4%
Tourmaline Oil Corp.	13,500	(624,731)	5.3%
		(2,611,779)
Paper & Forest Products
Oji Holdings Corp.	255,800	(977,642)	8.3%
Suzano SA	80,700	(811,693)	6.9%
		(1,789,335)
	Shares	Value	% of Basket Value
Personal Care Products
Kobayashi Pharmaceutical Co. Ltd.	38,200	$ (1,508,156)	12.9%
Natura & Co. Holding SA	341,100	(703,902)	6.0%
		(2,212,058)
Pharmaceuticals
CSPC Pharmaceutical Group Ltd.	804,000	(490,118)	4.2%
UCB SA	4,700	(935,600)	8.0%
		(1,425,718)
Real Estate Management & Development
Hang Lung Properties Ltd.	714,000	(569,225)	4.9%
Longfor Group Holdings Ltd.	388,500	(492,701)	4.2%
Sino Land Co. Ltd.	26,140	(26,377)	0.2%
Sun Hung Kai Properties Ltd.	69,500	(661,316)	5.6%
Wharf Holdings Ltd. (The)	532,000	(1,492,724)	12.7%
		(3,242,343)
Residential REITs
Mid-America Apartment Communities, Inc.	9,000	(1,391,130)	11.9%
Semiconductors & Semiconductor Equipment
First Solar, Inc.	3,600	(634,464)	5.4%
Renesas Electronics Corp.	47,300	(598,583)	5.1%
		(1,233,047)
Specialized REITs
Public Storage	4,700	(1,407,368)	12.0%
Specialty Retail
AutoZone, Inc.	300	(960,600)	8.2%
Technology Hardware, Storage & Peripherals
Ricoh Co. Ltd.	3,100	(35,206)	0.3%
Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA	6,000	(907,645)	7.7%
Swatch Group AG (The)	3,600	(654,339)	5.6%
		(1,561,984)
Trading Companies & Distributors
Beijer Ref AB	89,700	(1,323,798)	11.3%
Transportation Infrastructure
SATS Ltd.	309,700	(825,511)	7.0%
Wireless Telecommunication Services
Rogers Communications, Inc., Class B, NVS	45,300	(1,392,610)	11.9%
Investment Companies
Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	50,982	(5,446,917)	46.4%
iShares Preferred & Income Securities ETF	436,500	(13,723,560)	116.9%
		(19,170,477)
Total Reference Entity — Short		(87,818,082)
Net Value of Reference Entity — Merrill Lynch International		$ (11,736,638)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,232,561,161	$ 49,346,011	$ 2,281,907,172
Common Stocks
Aerospace & Defense	—	12,142	9,048,570	9,060,712
Banks	11,901,685	—	—	11,901,685
Broadline Retail	—	1,650,185	—	1,650,185
Capital Markets	—	943,279	31,009	974,288
Communications Equipment	1,040,489	—	—	1,040,489
Diversified Telecommunication Services	1,077,951	—	—	1,077,951
Electrical Equipment	—	—	—	—
Energy Equipment & Services	9,203,384	—	—	9,203,384
Entertainment	2,365,904	850,619	—	3,216,523
Financial Services	—	140,647	14,281,851	14,422,498
Health Care Providers & Services	562,642	—	—	562,642
Hotel & Resort REITs	1,270,094	—	—	1,270,094
Hotels, Restaurants & Leisure	11,550,921	144,578	—	11,695,499
Household Durables	1,526,069	—	—	1,526,069
Industrial REITs	214,835	—	—	214,835
Machinery	—	5,693,572	—	5,693,572
Media	1,762,955	—	—	1,762,955
Metals & Mining	12,151,829	—	—	12,151,829
Mortgage Real Estate Investment Trusts (REITs)	9,280,383	—	—	9,280,383
Oil, Gas & Consumable Fuels	4,112,685	—	5,433,225	9,545,910
Professional Services	3,407,575	—	—	3,407,575
Real Estate Management & Development	921,528	—	3,012,507	3,934,035
Residential REITs	4,416,592	—	—	4,416,592
Software	—	57,130	—	57,130
Technology Hardware, Storage & Peripherals	3,056,473	—	—	3,056,473
Trading Companies & Distributors	3,662,569	—	—	3,662,569
Corporate Bonds	—	4,633,724,530	158,248,312	4,791,972,842
Fixed Rate Loan Interests	—	3,951,253	30,854,175	34,805,428
Floating Rate Loan Interests	—	80,424,691	146,600,634	227,025,325
Foreign Agency Obligations	—	23,452,360	—	23,452,360
Foreign Government Obligations	—	830,944,155	—	830,944,155
Investment Companies	66,420,652	—	—	66,420,652
Municipal Bonds	—	111,441,115	—	111,441,115
Non-Agency Mortgage-Backed Securities	—	2,124,419,372	52,477,235	2,176,896,607

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Capital Trusts	$ —	$ 36,159,590	$ —	$ 36,159,590
Preferred Stocks	2,347,309	—	66,057,483	68,404,792
U.S. Government Sponsored Agency Securities	—	7,715,267,456	—	7,715,267,456
U.S. Treasury Obligations	—	3,979,763,445	—	3,979,763,445
Warrants
Automobiles	—	—	—	—
Banks	—	1,653,312	—	1,653,312
Capital Markets	—	—	8,884	8,884
Financial Services	—	55,113	—	55,113
Machinery	201,943	—	—	201,943
Oil, Gas & Consumable Fuels	—	—	245,788	245,788
Passenger Airlines	—	1,104	—	1,104
Real Estate Management & Development	893	—	—	893
Software	16,988	—	2,268,909	2,285,897
Specialty Retail	40,927	—	1,057,966	1,098,893
Trading Companies & Distributors	10,391	—	—	10,391
Short-Term Securities
Money Market Funds	805,834,507	—	—	805,834,507
Options Purchased
Foreign Currency Exchange Contracts	—	983,826	—	983,826
Interest Rate Contracts	6,372,563	10,731,520	—	17,104,083
Liabilities
TBA Sale Commitments	—	(2,409,558,876)	—	(2,409,558,876)
Unfunded Floating Rate Loan Interests (a)	—	—	(19,229)	(19,229)
	$ 964,732,736	$ 19,385,467,279	$ 538,953,330	$ 20,889,153,345
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 4,608,956	$ —	$ 4,608,956
Equity Contracts	723,319	1,664,097	—	2,387,416
Foreign Currency Exchange Contracts	—	18,222,128	—	18,222,128
Interest Rate Contracts	3,317,781	6,241,649	—	9,559,430
Liabilities
Credit Contracts	—	(2,200,005)	—	(2,200,005)
Equity Contracts	—	(920,953)	—	(920,953)
Foreign Currency Exchange Contracts	—	(6,886,218)	—	(6,886,218)
Interest Rate Contracts	(47,864,273)	(68,887,183)	—	(116,751,456)
	$ (43,823,173)	$ (48,157,529)	$ —	$ (91,980,702)
(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests
Assets
Opening Balance, as of September 30, 2024	$ 21,539,348	$ 25,467,216	$ 157,472,285	$ 37,276,835	$ 143,248,120
Transfers into Level 3	—	—	2,814,935	—	13,527,717
Transfers out of Level 3	(1,500,000)	—	—	(4,986,558)	(17,950)
Accrued discounts/premiums	—	—	310,460	5,906	43,796
Net realized gain (loss)	—	—	2,231,910	12,309	(6,945,607)
Net change in unrealized appreciation (depreciation)(a)	36,663	2,038,216	4,142,732	(487,343)	5,134,456
Purchases	29,270,000	4,301,730	1,471,614	—	6,436,120
Sales	—	—	(10,195,624)	(966,974)	(14,826,018)
Closing Balance, as of December 31, 2024	$ 49,346,011	$ 31,807,162	$ 158,248,312	$ 30,854,175	$ 146,600,634
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024(a)	$ 36,663	$ 2,038,216	$ (2,987,326)	$ (487,343)	$ (2,144,873)
	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Total
Assets
Opening Balance, as of September 30, 2024	$ 53,444,000	$ 56,306,650	$ 4,040,334	$ 498,794,788
Transfers into Level 3	—	—	—	16,342,652
Transfers out of Level 3	—	—	—	(6,504,508)
Accrued discounts/premiums	80,864	—	—	441,026
Net realized gain (loss)	—	—	—	(4,701,388)
Net change in unrealized appreciation (depreciation)(a)	(14,966)	1,857,770	(458,787)	12,248,741
Purchases	1,390,190	7,893,063	—	50,762,717
Sales	(2,422,853)	—	—	(28,411,469)
Closing Balance, as of December 31, 2024	$ 52,477,235	$ 66,057,483	$ 3,581,547	$ 538,972,559
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024(a)	$ (14,966)	$ 1,857,770	$ (334,745)	$ (2,036,604)
Unfunded Floating Rate Loan Interests
	Assets	Liabilities
Opening Balance, as of September 30, 2024	$ 60,330	$ (744)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	(60,330)	(18,485)
Purchases	—	—
Sales	—	—
Closing Balance, as of December 31, 2024	$ —	$ (19,229)
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024(a)	$ —	$ (18,485)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund
The following table summarizes the valuation approaches used and unobservable inputs utilized by the valuation committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $85,537,793.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset Backed Securities	$ 20,092,998	Income	Discount Rate	8%	—
Non-Agency Mortgage-Backed Securities	9,901,978	Income	Discount Rate	9%	—
Common Stocks	31,807,162	Market Income	Volatility Time to Exit EBITDA Multiple Discount for lack of marketability Discount Rate	75% 5.3 years 16.25x - 22.95x 8% 10% - 15%	— — 18.98x — 12%
Corporate Bonds	158,203,618	Income	Discount Rate	5% - 16%	11%
Floating Rate Loan Interests	141,235,183	Income Market	Discount Rate Estimated Recovery Value EBITDA Multiple	7% - 14% 44% 14.00x	9% — —
Fixed Rate Loan Interests	30,854,175	Income	Discount Rate	8% -12%	8%
Preferred Stock(b)	57,738,877	Income Market	Discount Rate Revenue Multiple EBITDA Multiple Direct Profit Multiple Volatility Time to Exit	9% - 15% 3.10x-11.76x 7.25x 4.00x 43% -90% 2.0 - 3.0 years	12% 11.43x — — 66% 2.5 years
Warrants	3,581,546	Market Income	Revenue Multiple Volatility Time to Exit Discount Rate Discount for lack of marketability	3.10x-11.76x 40% - 75% 4.4 - 5.3 years 8%	10.91x 41% 4.4 years —
	$ 453,415,537

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)	The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $7,868,086 as of December 31, 2024.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Total Return Fund

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AKA	Also Known As
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CDI	CREST Depository Interest
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
CLO	Collateralized Loan Obligation
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian OvernightRepo Rate Average
CVR	Contingent Value Rights
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
LP	Limited Partnership
MXIBTIIE	Mexico Interbank TIIE 28-Day
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipt
TBA	To-be-Announced
WIBO	Warsaw Interbank Bid Rate
WIBOR	Warsaw Interbank Offer Rate